                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

  PAR
 AMOUNT
 (000)    DESCRIPTION                                  COUPON   MATURITY       VALUE
-------   ------------------------------------------   ------   --------   ------------
          MUNICIPAL BONDS 106.1%
          CALIFORNIA 106.1%
$ 1,925   Alhambra, CA City Elem Sch Dist Cap Apprec
             Ser A (FSA Insd) (a) ..................        *   09/01/20   $  1,073,110
  2,365   Apple Valley, CA Pub Fin Town Hall Annex
             Proj Ser A (AMBAC Insd) ...............    5.000   09/01/27      2,330,424
  1,430   Bay Area Govt Assn CA Lease Rev Cap Proj
             Ser A (AMBAC Insd) (a) ................    5.250   07/01/17      1,514,542
  2,735   Bay Area Govt Assn CA Lease West
             Sacramento Ser A (XLCA Insd) (a) ......    5.000   09/01/29      2,665,093
  2,000   Bay Area Toll Auth CA Toll Brdg Rev San
             Francisco Bay Area
             Ser A (AMBAC Insd) (b)(c) .............    5.750   04/01/39      2,000,000
  2,000   Bay Area Toll Auth CA Toll Brdg Rev San
             Francisco Bay Area
             Ser C (AMBAC Insd) (b)(c) .............    7.000   04/01/37      2,000,000
  1,000   Bonita, CA Uni Sch Dist Election 2004
             Ser A (MBIA Insd) .....................    5.000   08/01/28      1,005,690
  1,070   Bonita, CA Uni Sch Dist Election 2004
             Ser A (MBIA Insd) .....................    5.250   08/01/24      1,112,843
  1,850   Brea & Olinda, CA Uni Sch Dist Rfdg
             Ser A (FSA Insd) (a) ..................    5.500   08/01/18      1,960,667
  1,745   Byron Bethany JT Pwrs Auth CA Lease Rev
             Admin Bldg Proj
             Ser A (CIFG Insd) (a) .................    4.625   10/01/32      1,721,094
  2,165   California Ed Fac Auth Rev Univ
             Pacific (MBIA Insd) ...................    5.875   11/01/20      2,279,507
 10,000   California Hlth Fac Fin Auth Rev Sutter
             Hlth Ser A (d) ........................    5.000   11/15/42      9,497,000

  2,000   California Mobilehome Pk Fin Auth Rev
             Union City Tropics Rfdg Ser A .........    4.500   12/15/36      1,589,480
  1,050   California Spl Dist Assn Fin Corp Ctf
             Partn Pgm Ser DD (FSA Insd) (a) .......    5.625   01/01/27      1,058,620
  5,000   California St Dept Wtr Res Pwr Supply Rev
             Ser A (MBIA-IBC Insd) (d) .............    5.375   05/01/21      5,446,575
    945   California St (FGIC Insd) ................    6.250   09/01/12      1,019,598
  3,175   California St Rfdg (FGIC Insd) ...........    5.000   02/01/23      3,191,796
  5,000   California St Var Purp (d)................    5.000   06/01/37      4,917,250
  1,000   California Statewide Cmnty Dev Auth Rev CA
             Statewide Inland Regl Ctr Proj ........    5.375   12/01/37        948,390
  1,000   California Statewide Cmnty Dev Auth Rev
             Sutter Hlth Ser A .....................    5.000   11/15/43        946,590
  1,900   California Statewide Cmntys Dev Auth Wtr
             Rev Ser A (FSA Insd) ..................    5.000   10/01/26      1,946,474
  2,000   Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys
             Impt Proj Rfdg Ser A (MBIA Insd) ......    7.000   08/01/12      2,254,780
  3,000   Castaic Lake Wtr Agy CA Rev Ctf Partn
             Ser A (MBIA Insd) .....................    5.250   08/01/23      3,106,710
    100   Cerritos, CA Cmnty College Election 2004
             Ser A (MBIA Insd) .....................    5.000   08/01/26        101,992
    125   Cerritos, CA Cmnty College Election 2004
             Ser A (MBIA Insd) .....................    5.000   08/01/28        126,761
  1,160   Coachella, CA Fin Auth Tax Proj 1 & 2 Rfdg
             Ser A (XLCA Insd) (a) .................    5.250   12/01/30      1,130,130
  3,400   Contra Costa, CA Cmnty College Election
             2002 (MBIA Insd) ......................    5.000   08/01/29      3,444,336
    950   Corona, CA Redev Agy Tax Alloc Temescal
             Canyon Proj Area Ser A (AGL Insd) .....    4.375   11/01/26        905,759

  2,000   Desert Hot Springs CA Redev Agy Tax Alloc
             Merged Redev Proj Ser A-2 .............    5.750   09/01/38      2,018,220
  2,400   Dinuba, CA Redev Agy Tax Alloc Merged City
             Redev Proj No 2 Rfdg (AMBAC Insd) .....    5.000   09/01/34      2,407,008
  1,200   Fairfield, CA Cmnty Facs Dist Spl Tax No 3
             North Cordelia Gen Impt ...............    6.000   09/01/32      1,231,104
  2,330   Fairfield, CA Ctfs Partn Fairfield Wtr
             Ser A (MBIA-IBC Insd) .................    5.000   04/01/42      2,290,274
  1,280   Fillmore, CA Uni Sch Dist Election 2004
             Ser A (FSA Insd) ......................    5.000   08/01/27      1,313,728
  1,480   Fontana, CA Redev Agy Tax Alloc Dwntwn
             Redev Proj Rfdg (MBIA Insd) ...........    5.000   09/01/21      1,500,779
  1,735   Fortuna, CA Pub Fin Auth Rev Escrow
             (AGL Insd) ............................    5.000   11/01/38      1,742,599
    650   Fresno, CA Jt Pwrs Fin Auth
             Ser A (FSA Insd) ......................    5.000   06/01/17        676,942
    590   Fresno, CA Uni Sch Dist Rfdg
             Ser C (MBIA Insd) (a) .................    5.900   08/01/17        625,140
    630   Fresno, CA Uni Sch Dist Rfdg
             Ser C (MBIA Insd) (a) .................    5.900   08/01/18        669,583
    675   Fresno, CA Uni Sch Dist Rfdg
             Ser C (MBIA Insd) (a) .................    5.900   08/01/19        720,556
    720   Fresno, CA Uni Sch Dist Rfdg Ser
             C (MBIA Insd) (a) .....................    5.900   08/01/20        767,765
  1,000   Gilroy CA Uni Sch Dist Ctfs Partn
             Sch Facs Proj (AGL Insd)  .............    5.000   04/01/39        978,400
  2,000   Glendale, CA Redev Agy Tax Ctr Glendale
             Redev Proj (MBIA Insd) ................    5.250   12/01/20      2,056,260
  2,425   Glendora, CA Pub Fin Auth Tax Alloc Proj
             No 1 Ser A (MBIA Insd) ................    5.000   09/01/24      2,449,032
  7,000   Golden St Tob Securitization Corp CA Tob
             Settlement Rev Asset Bkd
             Sr Ser A1 (d) .........................    5.750   06/01/47      5,957,280
  2,000   Golden St Tob Securitization Corp CA Tob
             Settlement Rev Asset Bkd Sr Ser A1 ....    5.750   06/01/47      1,702,060

  2,000   Golden Vly Uni Sch Dist CA Election 2006
             Ser A (FSA Insd) ......................    5.000   08/01/41      2,018,820
  2,230   Hanford, CA High Sch Dist Election 1998
             Ser C (MBIA Insd) (a) .................    5.700   08/01/28      2,414,131
  2,275   Hawaiian Gardens, CA Redev Agy Proj No 1
             Tax Alloc Ser A (AMBAC Insd) ..........    5.000   12/01/25      2,267,037
  3,000   Hesperia, CA Pub Fin Auth Rev Redev & Hsg
             Proj Ser A (XLCA Insd) ................    5.000   09/01/31      2,731,530
  2,000   Imperial Irr Dist CA Ctf Partn Elec
             Sys Proj (FSA Insd) ...................    5.250   11/01/23      2,069,380
  1,950   Imperial Irr Dist CA Ctf Partn Wtr
             Sys Proj (AMBAC Insd) (a) .............    5.000   07/01/19      1,978,470
  2,000   Indio, CA Redev Agy Tax Alloc Sub-merged
             Redev Proj Area Ser A .................    5.625   08/15/35      2,014,440
  2,000   Inglewood, CA Redev Agy Tax Alloc Merged
             Redev Proj Rfdg Ser A (AMBAC Insd) ....    5.250   05/01/23      2,108,760
  1,715   Irvine, CA Pub Fac & Infrastructure
             Ser B (AMBAC Insd) (a) ................    5.000   09/02/23      1,743,915
  2,000   La Canada, CA Uni Sch Dist Election 2004
             Ser A (MBIA Insd) .....................    5.500   08/01/28      2,079,460
  2,000   La Quinta, CA Fin Auth Loc
             Ser A (AMBAC Insd) ....................    5.250   09/01/24      2,061,420
  2,000   La Quinta, CA Redev Agy Tax Alloc Redev
             Proj Area No 1 (AMBAC Insd) ...........    5.000   09/01/22      2,045,660
  1,000   Lodi, CA Wastewater Sys Rev
             Ser A (FSA Insd) ......................    5.000   10/01/37      1,001,390
  1,545   Long Beach, CA Bd Fin Auth Pub Lease
             Safety Fac Proj (AMBAC Insd) (a) ......    5.250   11/01/20      1,606,244

  2,000   Long Beach, CA Cmnty College Dist 2002
             Election Ser B (FGIC Insd) ............    5.000   05/01/25      2,036,940
  1,975   Los Angeles, CA Ctf Partn Real Ppty Pgm
             Ser T (MBIA Insd) (a) .................    5.000   02/01/19      2,022,064
  2,000   Los Angeles, CA Dept Wtr & Pwr Sys
             Ser C (MBIA Insd) .....................    5.000   07/01/26      2,046,820
  1,140   Los Angeles, CA Mtg Rev FHA Sec 8 Asstd
             Proj Rfdg Ser A (MBIA Insd) ...........    6.100   07/01/25      1,140,946
  1,375   Los Angeles, CA Spl Assmt Landscaping &
             Dist No 96 Ser 1 (AMBAC Insd) (a) .....    5.000   03/01/21      1,399,090
  1,000   Los Angeles Cnty, CA Ctf Partn Disney Pkg
             Proj Rfdg (AMBAC Insd) ................    4.750   03/01/23        982,320
  1,000   Los Angeles Cnty, CA Metro Tran Auth Sales
             Tax Rev Prop A First Tier Sr Rfdg
             Ser C (AMBAC Insd) ....................    5.000   07/01/23      1,009,660
  1,265   Los Angeles Cnty, CA Sch Regionalized
             Business Svcs Ctf Partn Cap Apprec
             Pooled Fin Ser A (AMBAC Insd) .........       *    08/01/24        545,316
  1,000   Lynwood, CA Uni Sch Dist 2002 Election
             Ser A (FSA Insd) ......................    5.000   08/01/27      1,021,550
  1,105   Monrovia, CA Fin Auth Lease Rev Hillside
             Wilderness Preserve (AMBAC Insd) ......    5.000   12/01/20      1,135,155
  2,000   Montclair, CA Redev Agy Tax Redev Proj No
             V Rfdg (MBIA Insd) ....................    5.000   10/01/20      2,044,000
  1,000   Morongo Band of Mission Indians CA
             Enterprise Rev Indians Enterprise
             Casino Ser B (e) ......................    5.500   03/01/18        987,610
  1,000   Morongo Band Of Mission Indians CA
             Enterprise Rev Indians Enterprise
             Casino Ser B (e) ......................    6.500   03/01/28        986,030

  1,570   Mountain View, CA Shoreline Tax Alloc
             Ser A (MBIA Insd) (a) .................    5.250   08/01/16      1,644,810
  1,105   National City, CA Cmnty Dev Commn Tax
             Alloc Redev Proj Rfdg
             Ser B (AMBAC Insd) ....................    5.250   08/01/32      1,106,779
  3,915   Oak Grove, CA Sch Dist 1995 Election
             (FGIC Insd) ...........................    5.250   08/01/25      4,020,705
  1,300   Oceanside, CA Ctf Partn Rfdg
             Ser A (AMBAC Insd) ....................    5.200   04/01/23      1,319,006
  1,145   Pacifica, CA Wastewtr Rev Rfdg
             (AMBAC Insd) ..........................    5.000   10/01/25      1,171,438
  1,200   Palm Desert, CA Fin Auth Tax Alloc Rev
             Proj Area No 4 Rfdg
             Ser A (MBIA Insd) .....................    5.000   10/01/29      1,187,520
  1,340   Palm Springs, CA Fin Lease Rev Convention
             Ctr Proj Rfdg Ser A (MBIA Insd) .......    5.250   11/01/19      1,405,848
  1,045   Panama-Buena Vista Uni Sch Dist CA Ctf
             Partn Sch Constr Proj (MBIA Insd) .....    5.000   09/01/30      1,043,537
  2,020   Pomona, CA Pub Fin Auth Rev Merged Redev
             Proj Ser AD (MBIA Insd) (a) ...........    5.000   02/01/15      2,081,772
  1,110   Pomona, CA Pub Fin Auth Rev Merged Redev
             Proj Ser AD (MBIA Insd) (a) ...........    5.000   02/01/16      1,143,944
  1,000   Pomona, CA Pub Fin Auth Rev
             Sub Merged Redev Proj .................    5.125   02/01/33        911,490
  1,430   Pomona, CA Pub Fin Auth Rev Swr Proj
             Ser BA (AMBAC Insd) ...................    4.500   12/01/46      1,271,570
  1,360   Port Hueneme, CA Ctf Partn Cap
             Impt Pgm Rfdg (MBIA Insd) .............    6.000   04/01/19      1,545,966
  1,055   Poway, CA Redev Agy Tax Alloc Paguay Redev
             Proj (AMBAC Insd) (a) .................    5.375   06/15/20      1,108,404
  3,000   Rancho Cucamonga, CA Redev Agy Rancho
             Redev Proj (MBIA Insd) ................    5.375   09/01/25      3,110,610

  1,000   Rancho Cucamonga, CA Redev Agy Tax Alloc
             Rancho Redev Hsg Set Aside
             Ser A (MBIA Insd) .....................    5.000   09/01/34        977,520
  2,000   Rancho Mirage, CA Jt Pwr Fin Auth Rev
             Eisenhower Med Ctr Ser A ..............    5.000   07/01/47      1,869,160
  1,000   Rancho Mirage, CA Jt Pwrs Fin Auth Ctf
             Partn Eisenhower Med Rmkt
             Ser B (MBIA Insd) .....................    4.875   07/01/22        979,630
    860   Redding, CA Elec Sys Rev Ctf Partn Reg
             Ribs (MBIA Insd) (f)(g) ...............    9.275   07/01/22      1,143,293
  1,400   Redding, CA Redev Agy Tax Alloc Canby
             Hilltop Cypress Redev
             Ser A (MBIA Insd) .....................    5.000   09/01/23      1,429,932
  3,775   Riverside Cnty, CA Ctf Partn Historic
             Courthouse Proj
             Ser B (FGIC Insd) (a) .................    5.000   11/01/27      3,823,320
  6,375   Rohnert Pk, CA Cmnty Dev Commn Tax Alloc
             Rev Hsg Redev Proj
             Ser H (FGIC Insd) (a) .................    4.375   08/01/30      5,688,795
  2,160   Roseville, CA Jt Uni High Sch Election
             2004 Ser A (FGIC Insd) (a) ............    5.000   08/01/26      2,206,483
     70   Sacramento, CA City Fin Auth
             Rev Cap Impt (AMBAC Insd) .............    5.000   12/01/33         69,203
  2,000   Sacramento Cnty, CA Pub Fin Auth Tax
             Alloc Rev Mather/McClellan Merged Proj
             Ser A (AGL Insd) ......................    5.000   12/01/38      2,009,600
  2,000   Sacramento Cnty, CA San Dist Fin Auth Rev
             Sacramento Regl Cnty San (FGIC Insd) ..    5.000   12/01/29      2,024,700
  2,535   San Diego, CA Pub Fac Fin Auth Rev Pooled
             Fin Southcrest Ser B (Radian Insd) ....    5.250   10/01/27      2,513,554

  2,000   San Francisco, CA City & Cnty Second
             Ser Issue 26B (FGIC Insd) .............    5.000   05/01/22      2,029,820
  1,000   San Leandro, CA Jt Proj Area Fin
             (MBIA Insd)  ..........................    5.100   12/01/26      1,017,750
  1,340   Sanger, CA Uni Sch Dist Ctf Cap
             Impt Prog (FSA Insd) (a) ..............    5.000   03/01/25      1,376,435
  2,000   Santa Fe Springs, CA Cmnty Dev Comm Tax
             Alloc Rfdg Ser A (MBIA Insd) (a) ......    5.375   09/01/20      2,082,640
  2,065   Santa Fe Springs, CA Cmnty Dev Comm Tax
             Alloc Rfdg Ser A (MBIA Insd) ..........    5.375   09/01/21      2,144,028
  2,450   Santa Monica, CA Cmnty College Rfdg
             Ser A (AMBAC Insd) (a) ................    5.250   02/01/23      2,488,955
  1,460   Shafter, CA Cmnty Dev Agy Tax Alloc Rev
             Cmnty Dev Proj Area No 1 Rfdg
             Ser A (FSA Insd) ......................    5.000   11/01/36      1,468,804
  1,000   Shasta, CA Jt Pwr Fin Auth Cnty Admin Bldg
             Proj Ser A (MBIA Insd) ................    5.250   04/01/22      1,020,970
  1,340   Soledad, CA Redev Agy Tax Alloc Soledad
             Redev Proj Ser A (XLCA Insd) ..........    5.000   12/01/32      1,288,785
  1,000   South Gate, CA Pub Fin Auth South Gate
             Redev Proj No 1 (XLCA Insd) ...........    5.750   09/01/22      1,035,560
  2,365   Southern CA Logistics Arpt Auth ..........    5.375   12/01/22      2,302,446
  1,250   Southern CA Logistics Arpt Auth (a) ......    6.100   12/01/37      1,262,850
  2,000   Southern CA Logistics Arpt Auth ..........    6.150   12/01/43      2,021,940
  1,475   Southern CA Logistics Arpt Auth Ser A ....    6.000   12/01/33      1,496,211
  2,150   Temecula, CA Redev Agy Tax Alloc Rev
             Temecula Redev Proj No 1 (MBIA Insd) ..    5.125   08/01/27      2,170,747
  5,000   Tobacco Securitization Auth Southn CA Tob
             Settlement Sr Ser A1 (d) ..............    5.125   06/01/46      3,827,800

  2,500   Turlock, CA Pub Fin Auth Tax
             Alloc Rev (FSA Insd) ..................    5.000   09/01/36      2,514,825
 10,000   University CA Regt Pooled Rev
             Ser A (BHAC Insd) .....................    4.500   05/15/47      9,054,500
  1,340   Vallejo City, CA Uni Sch Dist Rfdg
             Ser A (MBIA Insd) .....................    5.900   02/01/20      1,426,202
  3,170   Washington, CA Uni Sch Dist
             New High Sch Proj (AMBAC Insd) ........    5.125   08/01/37      3,099,531
  3,655   Woodland, CA Fin Auth Wastewater Rev
             Second Sr Lien (MBIA Insd) (a) ........    5.000   03/01/30      3,685,665
                                                                           ------------
TOTAL LONG-TERM INVESTMENTS 106.1%
   (Cost $236,688,026)..................................................    233,525,152
TOTAL SHORT TERM INVESTMENTS 2.5%
   (Cost $5,545,000)....................................................      5,545,000
                                                                           ------------
TOTAL INVESTMENTS 108.6%
   (Cost $242,233,026)..................................................    239,070,152
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
   HELD (9.8%)
   (Cost ($21,500,000))
(21,500) Note with interest rates ranging from 1.50% to 1.54% at
   June 30, 2008 and a contractual maturities of collateral ranging
   from 2021 to 2047 (h) ...............................................    (21,500,000)
                                                                           ------------
TOTAL NET INVESTMENTS 98.8%
   (Cost $220,733,026)..................................................    217,570,152
OTHER ASSETS IN EXCESS OF LIABILITIES 1.2%..............................      2,517,808
                                                                           ------------
NET ASSETS 100.0%.......................................................   $220,087,960
                                                                           ------------

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(c)  Variable Rate Coupon

(d)  Underlying security related to Inverse Floaters entered into by the Fund.

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)  Inverse Floating Rate

(g)  Escrowed to Maturity

(h) Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2008.

AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

VAN KAMPEN INSURED TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

  PAR
 AMOUNT
 (000)                  DESCRIPTION                COUPON   MATURITY        VALUE
-------   --------------------------------------   ------   --------   --------------
          MUNICIPAL BONDS 112.5%
          ALABAMA 1.0%
$ 4,485   Alabama St Brd Ed Rev Athens St
             Univ (MBIA Insd) (a) ..............    5.000%  09/01/27   $    4,583,087
  1,095   Birmingham, AL Wtrwks & Swr
             Brd Rev Ser A (FGIC Insd) .........    5.000   01/01/21        1,116,341
  3,670   Houston Cnty, AL Hlthcare Auth
             Ser A (AMBAC Insd) ................    5.250   10/01/30        3,715,435
                                                                       --------------
                                                                            9,414,863
                                                                       --------------
          ALASKA 2.1%
  1,500   Alaska St Hsg Fin Corp Gen Hsg
             Ser A (FGIC Insd) .................    5.000   12/01/30        1,487,955
  6,525   Alaska St Intl Arpt Rev Rfdg Ser B
             (MBIA Insd) .......................    5.000   10/01/24        6,586,009
  9,570   Alaska St Intl Arpt Rev Rfdg Ser
             D (MBIA Insd) (a) .................    5.000   10/01/24        9,659,479
  1,215   Anchorage, AK Wtr Rev Rfdg
             (AMBAC Insd) ......................    6.000   09/01/19        1,261,741
    210   Anchorage, AK Wtr Rev Rfdg
             (AMBAC Insd) (Prerefunded @
             9/01/09) ..........................    6.000   09/01/19          221,575
                                                                       --------------
                                                                           19,216,759
                                                                       --------------
          ARIZONA 1.7%
  1,225   Arizona St Univ Ctf Partn Resh
             Infrastructure Proj (AMBAC
             Insd) .............................    5.250   09/01/24        1,261,297
  2,800   Goodyear, AZ McDowell Rd Coml
             Corridor Dist (AMBAC
             Insd) .............................    5.250   01/01/32        2,809,520
  4,500   Maricopa Cnty, AZ Pollutn Ctl
             Corp Pollutn Ctl Rev El Paso
             Elec Co Rfdg Ser A (FGIC
             Insd) .............................    4.800   08/01/40        3,929,490
  1,900   Pima Cnty, AZ Indl Dev Auth AZ
             Charter Sch Proj Ser O ............    5.000   07/01/26        1,618,990

  1,750   Pima Cnty, AZ Indl Dev Auth AZ
             Charter Sch Proj Ser O ............    5.250   07/01/31        1,482,442
    385   Pima Cnty, AZ Indl Dev Auth Indl
             Rev Lease Oblig Irvington Proj
             Tucson Elec Pwr Co Rfdg Ser A
             (FSA Insd) ........................    7.250   07/15/10          397,189
  4,000   Salt Verde Finl Corp Gas Rev AZ
             Sr ................................    5.250   12/01/28        3,761,280
                                                                       --------------
                                                                           15,260,208
                                                                       --------------
          ARKANSAS 1.0%
  2,500   Arkansas St Dev Fin Auth Rev St
             Agy Fac Donaghey Plaza Proj
             (FSA Insd) ........................    5.000   06/01/29        2,536,975
  6,265   Little Rock, AR Sch Dist Rfdg Ser
             B (FSA Insd) ......................    5.500   02/01/25        6,411,664
                                                                       --------------
                                                                            8,948,639
                                                                       --------------
          CALIFORNIA 25.3%
  1,625   Anaheim, CA Redev Agy Tax
             Allocation Rfdg Merged Redev
             Proj Area Ser A (FSA Insd) ........    5.000   02/01/31        1,642,192
  3,780   Bay Area Govt Assn CA Rev Tax
             Alloc CA Redev Pool Ser A
             (XLCA Insd) .......................    5.250   09/01/35        3,565,976
 10,000   Bay Area Toll Auth CA Toll Brdg
             Rev San Francisco Bay Area
             Ser A (AMBAC Insd) (b)(c) .........    5.750   04/01/39       10,000,000
 10,000   Bay Area Toll Auth CA Toll Brdg
             Rev San Francisco Bay Area
             Ser C (AMBAC Insd) (b)(c) .........    7.000   04/01/37       10,000,000
  3,205   Bell, CA Cmnty Hsg Auth Lease
             Rev Rfdg (AMBAC Insd) .............    5.000   10/01/30        3,116,702
  2,675   California Ed Fac Auth Rev
             Occidental College Ser A (MBIA
             Insd) .............................    5.000   10/01/36        2,679,628
 10,000   California Hsg Fin Agy Rev
             Home Mtg Ser E (AMT) (d) ..........    4.800   08/01/37        8,777,300
  2,200   California Hsg Fin Agy Rev Home
             Mtg Ser E (FGIC Insd) (AMT) .......    5.000   02/01/24        2,135,012
 10,935   California Hsg Fin Agy Rev
             Home Mtg Ser G (AMT) (d) ..........    5.050   02/01/29       10,748,100

  3,500   California Hsg Fin Agy Rev Home
             Mtg Ser K (AMT) ...................    5.300   08/01/23        3,507,840
  4,000   California Hsg Fin Agy Rev Home
             Mtg Ser K (AMT) ...................    5.450   08/01/28        3,987,680
  4,900   California Hsg Fin Agy Rev
             Ser J (AMT) .......................    5.050   08/01/27        4,657,842
 12,085   California St Dept Vet Affairs Home
             Pur Rev Ser A (AMT) (d) ...........    4.950   12/01/37       12,000,645
  4,250   California St Dept Vet Affairs
             Home Pur Rev Ser B (AMT) ..........    5.150   12/01/27        4,173,075
  5,000   California St Var Purp (d) ...........    5.000   06/01/37        4,917,250
  3,320   California Stwide Cmnty Dev Auth
             Rev Mtg Ridgecrest Rgl Ser A
             (MBIA Insd) .......................    5.000   02/01/37        3,299,848
  2,980   California Stwide Cmnty Dev Auth
             Wtr & Wastewtr Rev Pooled Fin
             Pgm Ser C (FSA Insd) (a) ..........    5.000   10/01/29        3,011,648
  4,000   California Stwide Cmnty Dev Auth
             Wtr & Wastewtr Rev Pooled Fin
             Pgm Ser C (FSA Insd) ..............    5.250   10/01/34        4,069,000
  1,095   California Stwide Cmnty Dev Auth
             Wtr & Wastewtr Rev Pooled Fin
             Ser 2004A (FSA Insd) ..............    5.000   10/01/29        1,106,629
  3,920   California Stwide Cmnty Dev Auth
             Wtr & Wastewtr Rev Pooled Fin
             Ser 2004A (FSA Insd) ..............    5.250   10/01/24        4,118,274
  4,615   California Stwide Cmnty Dev Auth
             Wtr & Wastewtr Rev Ser D
             (FSA Insd) (a) ....................    5.000   10/01/26        4,721,699
  7,430   Capistrano, CA Uni Sch Dist
             (FGIC Insd) (a) ...................    5.000   09/01/25        7,237,340
  7,995   Capistrano, CA Uni Sch Dist
             (FGIC Insd) (a) ...................    5.000   09/01/26        7,716,774

  5,600   Capistrano, CA Uni Sch Dist
             (FGIC Insd) .......................    5.000   09/01/27        5,359,928
  3,000   Capistrano, CA Uni Sch Dist
             (FGIC Insd) .......................    5.000   09/01/29        2,842,230
  2,000   Desert Hot Springs, CA Redev
             Agy Tax Alloc Merged Redev
             Proj Ser A-2 ......................    5.250   09/01/28        1,987,540
    425   Earlimart, CA Elem Sch Dist Ser 1
             (AMBAC Insd) ......................    6.700   08/01/21          526,541
 17,500   Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A-1 (d) ........    5.750   06/01/47       14,893,200
    265   Golden West Sch Fin Auth CA
             Rev Rfdg Ser A (MBIA Insd) (a) ....    5.750   08/01/19          301,273
  7,000   Hawthorne, CA Cmnty Redev Agy
             Tax Alloc Proj Area No 2 (XLCA
             Insd) .............................    5.250   09/01/36        6,989,220
    690   Jurupa, CA Univ Sch Dist Election
             2001 (FGIC Insd) ..................    5.000   08/01/26          700,798
  3,360   Loma Linda, CA Redev Agy Tax
             Alloc Ser A (XLCA Insd) ...........    5.250   07/01/30        3,338,328
 10,000   Merced, CA Irr Dist Rev Ctf Partn
             Elec Sys Proj (XLCA Insd) .........    5.250   09/01/36        9,657,100
  4,000   Murrieta Vy, CA Uni Sch Dist Pub
             Fin Auth Spl Tax Rev Ser A
             (AGL Insd) ........................    4.750   09/01/36        3,849,480
  5,000   Palm Springs, CA Fin Lease Rev
             Convention Ctr Proj Ser A
             (MBIA Insd) .......................    5.500   11/01/29        5,168,350
  4,000   Port Oakland, CA Rfdg Inter Lien
             Ser A (MBIA Insd) (AMT) ...........    5.000   11/01/29        3,689,000
 10,000   Poway, CA Uni Sch Dist Spl Tax
             Cmnty Fac Dist No 6-4S Ranch
             (AMBAC Insd) ......................    5.000   09/01/35        9,639,600
  1,090   Rohnert Park, CA Swr Sys Rev
             Ctf Partn Spl Term (AMBAC
             Insd) .............................    5.000   06/01/30        1,077,083

  2,390   San Francisco, CA City & Cnty
             Arpts Commn Intl Arpt Ser 23-A
             (FSA Insd) (AMT) ..................    5.000   05/01/30        2,306,709
  5,140   San Marcos, CA Pub Fac Auth
             Rev Tax Increment Pass-Thru
             Rfdg Ser A (AMBAC Insd) ...........    5.000   10/01/31        5,015,355
  2,785   Santa Monica, CA Cmnty College
             Rfdg Ser A (AMBAC Insd) ...........    5.000   02/01/27        2,741,832
  5,380   South Orange Cnty, CA Pub Fin
             Auth Spl Tax Rev Ladera Ranch
             Ser A (AMBAC Insd) ................    5.000   08/15/27        5,295,104
  2,000   South Tahoe, CA, Jt Pwr Fin
             Redev Proj Area No 1 Rfdg Ser
             A (AMBAC Insd) ....................    5.000   10/01/35        1,927,800
 10,005   Tobacco Sec Auth Southn CA
             Tob Settlement Ser A1 (d) .........    5.125   06/01/46        7,660,600
 10,000   University CA Regt Ser A
             (BHAC Insd) .......................    4.500   05/15/47        9,054,500
  2,000   Vallecitos Wtr Dist Wtr Ser A
             (FSA Insd) ........................    5.000   07/01/35        2,005,740
    700   Vallejo City, CA Uni Sch Rfdg Ser
             A (MBIA Insd) .....................    5.900   08/01/25          748,013
  4,440   Washington, CA Uni Sch Dist
             Yolo Cnty Partn New High Sch
             Proj (AMBAC Insd) .................    5.000   08/01/30        4,318,300
                                                                       --------------
                                                                          232,284,078
                                                                       --------------
          COLORADO 2.7%
  2,965   Arkansas River Pwr Auth CO Pwr
             Rev Impt (XLCA Insd) ..............    5.000   10/01/43        2,505,929
  3,745   Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Aurora
             Academy Sch Proj Rfdg Ser A
             (XLCA Insd) (a) ...................    5.250   02/15/34        3,748,183
  2,500   Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Bromley Sch
             Proj Rfdg (XLCA Insd) .............    5.250   09/15/32        2,502,775

  1,000   Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Woodrow
             Wilson Sch Proj Rfdg Ser A
             (XLCA Insd) .......................    5.250   12/01/34        1,000,620
  1,070   Colorado Ed & Cultural Fac Auth
             Rev Rfdg Charter Sch
             Challenge Proj Rfdg (CIFG
             Insd) .............................    5.000   06/01/37        1,030,389
  1,500   Colorado Hlth Fac Auth Rev Hosp
             Valley View Assn Proj .............    5.125   05/15/37        1,366,620
  1,600   Colorado Hlth Fac Auth Rev
             Poudre Valley CO Hlth Fac Auth
             Hosp Ser A (FSA Insd) .............    5.200   03/01/31        1,627,328
  2,000   Compark Business Campus Met
             Dist Co Rfdg & Impt Ser A
             (Radian Insd) .....................    5.600   12/01/34        2,001,340
  9,830   Denver, CO Convention Ctr Hotel
             Auth Rev Rfdg (XLCA Insd) .........    5.000   12/01/35        8,682,937
                                                                       --------------
                                                                           24,466,121
                                                                       --------------
          CONNECTICUT 0.1%
  1,000   Connecticut St Hlth & Ed Fac
             Auth Rev Hosp For Spl Care
             Ser C (Radian Insd) ...............    5.250   07/01/32          981,270
                                                                       --------------
          DISTRICT OF COLUMBIA   0.4%
  4,000   Metropolitan Washington DC Arpt
             Ser A (FSA Insd) (AMT) ............    5.000   10/01/32        3,821,160
                                                                       --------------
          FLORIDA 10.0%
    140   Escambia Cnty, FL Hlth Fac Auth
             Rev (AMBAC Insd) ..................    5.950   07/01/20          147,242
  2,500   Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 1 (GNMA
             Collateralized) (AMT) .............    5.800   07/01/28        2,520,900

  1,500   Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 1 (GNMA
             Collateralized) (AMT) .............    6.000   07/01/39        1,512,435
  1,510   Florida Hsg Fin Corp Rev Ser 6
             (AMT) .............................    4.550   07/01/26        1,359,529
  3,425   Florida Hsg Fin Corp Rev Ser 6
             (AMT) (d) .........................    4.625   07/01/31        3,418,037
  2,455   Florida Hsg Fin Corp Rev Ser 6
             (AMT) (d) .........................    4.700   07/01/37        2,450,009
  1,000   Florida Intergovnmtl Fin Ser C1
             (AMBAC Insd) ......................    5.125   02/01/31        1,003,430
    575   Florida Muni Ln Council Rev Ser
             B (MBIA Insd) .....................    5.750   11/01/14          608,586
  1,185   Florida St Brd Ed Cap Outlay Pub
             Ed Ser C (FGIC Insd) ..............    5.000   06/01/23        1,209,020
  2,750   Florida St Brd Ed Lottery Rev Ser
             B (FGIC Insd) .....................    5.250   07/01/13        2,782,367
    750   Florida St Brd of Regt Hsg Rev
             (MBIA Insd) .......................    5.750   07/01/14          790,485
  1,900   Fort Myers, FL Impt Rev Rfdg
             (MBIA Insd) .......................    4.450   12/01/35        1,723,851
  1,340   Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) .......................    5.150   12/01/20        1,375,202
    500   Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) .......................    5.650   12/01/20          513,075
 10,000   Highlands Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Sys
             Ser B (AGL Insd) (b)(c)............    3.230   11/15/37       10,000,000
  2,500   Hillsborough Cnty, FL Aviation
             Auth Rev Ser A (AGL Insd)
             (AMT) .............................    5.375   10/01/33        2,500,750
    800   Hillsborough Cnty, FL Indl Dev
             Auth Pollutn Ctl Rev
             Hillsborough Cnty Rfdg
             (AMBAC Insd) ......................    5.000   12/01/34          796,064
  1,000   Indian River Cnty, FL Hosp Rev
             Rfdg (FSA Insd) ...................    6.100   10/01/18        1,007,100
  1,000   Key West, FL Util Brd Elec Rev
             Cap Apprec Ser D (AMBAC
             Insd) (f) .........................       *    10/01/13          810,590
 16,100   Miami-Dade Cnty, FL Aviation Rev
             Miami Intl Arpt (AGL Insd)
             (AMT) .............................    5.000   10/01/38       15,166,844

  5,000   Miami-Dade Cnty, FL Sch Brd Ctf
             Partn Ser B (AGL Insd) ............    5.250   05/01/26        5,119,250
  1,000   Orlando, FL Cmnty Redev Agy
             Tax Rep Drive Unvl Blvd Rfdg
             (AMBAC Insd) ......................    5.125   04/01/20        1,023,890
  2,200   Palm Beach Cnty, FL Hlth Fac
             Auth Rev Waterford Proj  ..........    5.250   11/15/17        2,136,794
    750   Polk Cnty, FL Sch Brd Ctf Partn
             Master Lease Ser A (FSA
             Insd) .............................    5.500   01/01/16          793,635
  1,000   Port Saint Lucie, FL Spl Assmt
             Rev Util Svc Area No 3 & 4A
             (MBIA Insd) .......................    5.000   10/01/18        1,013,470
  3,000   Putnam Cnty, FL Dev Auth Pollutn
             Ctl Rev Rfdg Seminole Proj Ser
             A (AMBAC Insd) ....................    5.350   03/15/42        2,961,450
  5,000   Saint Johns Cnty, FL Indl Dev
             Auth First Mtg Rev Presbyterian
             Retirement Ser A ..................    5.625   08/01/34        4,735,200
    535   Saint Johns Cnty, FL Indl Dev
             Auth Professional Golf Proj
             Rfdg (MBIA Insd) ..................    5.250   09/01/12          565,918
  1,000   Saint Lucie Cnty, FL Sch Brd Ctf
             Ser A (FSA Insd) ..................    5.000   07/01/21        1,029,080
  2,125   Santa Rosa Bay Brdg Auth FL
             Rev Cap Apprec (MBIA Insd) ........        *   07/01/18        1,301,095
    500   Seminole Tribe FL Spl Oblig Rev
             Ser A (g) .........................    5.250   10/01/27          455,720
    500   Seminole Tribe FL Spl Oblig Rev
             Ser A (g) .........................    5.750   10/01/22          491,650
  4,000   Sunrise, FL Util Sys Rev Rfdg
             (AMBAC Insd) ......................    5.200   10/01/22        4,157,640
  8,825   Tallahassee, FL Hlth Fac Rev
             Tallahassee Mem Regl Med
             Rfdg Ser A (MBIA Insd) ............    6.625   12/01/13        8,853,593
  1,000   Village Ctr Cmnty Dev Dist FL Ser
             A (MBIA Insd) .....................    5.200   11/01/25        1,022,730

  3,735   Volusia Cnty, FL Ed Fac Auth Rev
             Ed Fac Embry Riddle Rfdg Ser
             B (AMBAC Insd) ....................    5.250   10/15/19        3,779,745
  1,000   Volusia Cnty, FL Ed Fac Auth Rev
             Ed Fac Embry Riddle Rfdg Ser
             B (AMBAC Insd) ....................    5.250   10/15/22        1,018,730
                                                                       --------------
                                                                           92,155,106
                                                                       --------------
          GEORGIA 5.0%
  1,370   Atlanta, GA Tax Allocation Rfdg
             Atlantic Sta Proj (AGL Insd) ......    5.250   12/01/21        1,418,430
  1,000   Atlanta, GA Tax Allocation Rfdg
             Atlantic Sta Proj (AGL Insd) ......    5.250   12/01/22        1,030,680
  4,390   Bleckley-Cochran, GA Dev Auth
             Student Hsg Fac Rev MGC
             Real Estate Fndtn Ser A (CIFG
             Insd) .............................    5.000   07/01/25        4,390,000
 11,355   Bleckley-Cochran, GA Dev Auth
             Student Hsg Fac Rev MGC
             Real Estate Fndtn Ser A (CIFG
             Insd) (a) .........................    5.000   07/01/36       11,005,720
 14,530   Georgia Muni Elec Auth Pwr Rev
             2005 Ser Y (AMBAC Insd) ...........    6.400   01/01/13       15,895,093
    160   Georgia Muni Elec Auth Pwr Rev
             2005 Ser Y (AMBAC Insd)
             (Prerefunded @ 1/01/11) ...........    6.400   01/01/13          173,365
  9,445   Georgia Muni Elec Auth Pwr Rev
             2005 Ser Y (MBIA Insd) ............    6.500   01/01/17       10,747,371
    145   Georgia Muni Elec Auth Pwr Rev
             2005 Ser Y (MBIA Insd)
             (Prerefunded @ 1/01/14) ...........    6.500   01/01/17          166,798
    860   Georgia Muni Elec Auth Pwr Rev
             Ser Y (AMBAC Insd) (f) ............    6.400   01/01/13          944,314
    410   Georgia Muni Elec Auth Pwr Rev
             Ser Y (MBIA Insd) .................    6.500   01/01/17          473,144
                                                                       --------------
                                                                           46,244,915
                                                                       --------------
          IDAHO 1.0%
  1,000   Idaho Hsg & Fin Assn Single
             Family Mtg Rev Class I Ser A
             (AMT)                                  5.625   07/01/28        1,000,670

  1,290   Idaho Hsg & Fin Assn Single
             Family Mtg Rev Class I Ser B
             (AMT) .............................    5.375   07/01/28        1,268,586
  3,800   Idaho Hsg & Fin Assn Single
             Family Mtg Rev Class III Ser A
             (AMT) .............................    5.700   07/01/28        3,802,508
  3,265   Idaho Hsg & Fin Assn Single
             Family Mtg Rev Class III Ser B
             (AMT) .............................    5.400   07/01/28        3,202,410
                                                                       --------------
                                                                            9,274,174
                                                                       --------------
          ILLINOIS 16.5%
  3,755   Bourbonnais, IL Indl Proj Rev
             Olivet Nazarene Univ Proj
             (Radian Insd) .....................    5.125   11/01/37        3,443,748
  1,500   Chicago, IL Brd Ed Cap Apprec
             Sch Reform Ser A (FGIC Insd) ......        *   12/01/19          861,165
  1,020   Chicago, IL Brd Ed Cap Apprec
             Sch Reform Ser A (FGIC Insd) ......        *   12/01/25          408,826
  2,845   Chicago, IL Brd Ed Cap Apprec
             Sch Reform Ser B-1 (FGIC
             Insd) .............................        *   12/01/19        1,633,343
  5,925   Chicago, IL Midway Arpt Rev
             Second Lien Rfdg Ser B
             (AMBAC Insd) (a) ..................    5.000   01/01/21        6,023,592
  6,220   Chicago, IL Midway Arpt Rev
             Second Lien Rfdg Ser B
             (AMBAC Insd) (a) ..................    5.000   01/01/22        6,295,697
  1,000   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser A
             (AGL Insd) ........................    5.000   01/01/29        1,006,620
  5,000   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser E
             (AGL Insd) ........................    5.000   01/01/34        5,002,350
  2,840   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser E
             (AGL Insd) ........................    5.250   01/01/21        2,937,213
  3,120   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser E
             (AGL Insd) ........................    5.250   01/01/23        3,208,452
  1,430   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser E
             (AGL Insd) ........................    5.250   01/01/24        1,469,840
  6,000   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (AGL Insd) (e) ....................    5.250   01/01/24        6,218,160

  3,855   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (AGL Insd) (e) ....................    5.250   01/01/26        3,982,832
 17,500   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser A-2
             (FSA Insd) (AMT) (d) ..............    5.750   01/01/20       18,039,875
 20,000   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser A-2
             (FSA Insd) (AMT) (d) ..............    5.750   01/01/21       20,578,300
    615   Chicago, IL Pk Dist Ser C (FGIC
             Insd) .............................    5.500   01/01/19          641,833
    145   Chicago, IL Proj Rfdg Ser A
             (AMBAC Insd) ......................    5.625   01/01/39          152,251
  3,230   Chicago, IL Proj Rfdg Ser A
             (FGIC Insd) .......................    5.375   01/01/34        3,265,046
  1,305   Chicago, IL Proj Rfdg Ser A
             (MBIA Insd) .......................    5.500   01/01/38        1,352,606
     50   Chicago, IL Proj Rfdg Ser A
             (MBIA Insd) (Prerefunded @
             1/01/11) ..........................    5.500   01/01/38           53,413
  4,200   Chicago, IL Ser A (AGL Insd) .........    5.250   01/01/24        4,434,738
  4,400   Chicago, IL Ser A (AGL Insd) .........    5.250   01/01/25        4,632,012
  4,945   Chicago, IL Single Family Mtg Rev
             Coll Ser I (GNMA Collateralized)
             (AMT) .............................    5.300   06/01/43        4,783,793
    345   Cook Cnty, IL Sch Dist No 100
             Berwyn South Cap Apprec (FSA
             Insd) (a) .........................    8.100   12/01/16          448,328
    290   Cook Cnty, IL Sch Dist No 100
             Berwyn South Cap Apprec (FSA
             Insd) (a) .........................    8.200   12/01/14          365,368

  2,605   Cook Cnty, IL Sch Dist No 122
             Oak Lawn Cap Apprec (FGIC
             Insd) (a) .........................        *   12/01/17        1,657,640
  2,995   Cook Cnty, IL Sch Dist No 122
             Oak Lawn Cap Apprec (FGIC
             Insd) (a) .........................        *   12/01/18        1,797,779
  4,210   Cook Cnty, IL Sch Dist No 122
             Oak Lawn Cap Apprec (FGIC
             Insd) (a) .........................        *   12/01/19        2,379,618
  4,050   Cook Cnty, IL Sch Dist No 122
             Oak Lawn Cap Apprec (FGIC
             Insd) .............................        *   12/01/20        2,148,525
  3,000   Du Page Cnty, IL Cmnty High Sch
             (FSA Insd) ........................    5.600   01/01/22        3,191,670
    540   Grundy, Kendall & Will Cntys, IL
             (AMBAC Insd) ......................    5.500   05/01/20          562,588
    340   Grundy, Kendall & Will Cntys, IL
             (AMBAC Insd) ......................    5.500   05/01/21          352,600
  3,000   Huntley, IL Spl Svc Area No 10
             Spl Tax Rfdg (AGL Insd) ...........    5.100   03/01/29        3,039,660
  2,000   Illinois Dev Fin Auth Rev Sch Dist
             Pgm Rockford Sch 205 (FSA
             Insd) .............................    6.650   02/01/11        2,165,740
  1,000   Illinois Fin Auth Rev IL Fin Auth
             Roosevelt Univ ....................    5.400   04/01/27          981,990
 12,000   Illinois Fin Auth Rev Resurrection
             Hlthcare Ser A (FSA Insd) .........    5.500   05/15/24       12,528,960
  2,000   Illinois Med Dist (MBIA Insd) ........    5.250   06/01/32        2,023,180
  1,200   Lake Cnty, IL Cmnty Cons Sch
             Dist No 50 Woodland Cap
             Apprec Ser B (FGIC Insd) ..........        *   12/01/14          906,528
  6,790   Lake Cnty, IL Cmnty Unit Sch Dist
             No 60 Waukegan Cap Apprec
             Ser A (FSA Insd) ..................        *   12/01/17        4,458,042
  3,000   McHenry & Kane Cnty, IL Cmnty
             Cons Sch Dist No 158 Cap
             Apprec (FGIC Insd) ................        *   01/01/17        1,958,280

  4,000   McHenry & Kane Cnty, IL Cmnty
             Cons Sch Dist No 158 Cap
             Apprec (FGIC Insd) ................        *   01/01/18        2,453,560
  1,330   McHenry Cnty, IL Cmnty High
             Sch Dist No 154 Cap Apprec
             (FGIC Insd) .......................        *   01/01/16          940,656
  6,000   Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Ser A
             (MBIA Insd) .......................    5.250   06/15/42        6,080,220
                                                                       --------------
                                                                          150,866,637
                                                                       --------------
          INDIANA 0.3%
    470   Indiana Bd Bk Spl Pgm Ser A
             (AMBAC Insd) (f) ..................    9.750   08/01/09          490,342
  2,000   Indiana Hlth & Ed Fac Fin Auth
             Rev Rfdg Saint Francis Ser E
             (FSA Insd) ........................    5.250   05/15/41        2,010,540
    500   Plainfield, IN Cmnty High Sch
             Bldg Corp First Mtg (FGIC
             Insd) .............................    5.000   01/15/30          488,385
                                                                       --------------
                                                                            2,989,267
                                                                       --------------
          IOWA 0.3%
  2,375   Iowa Fin Auth Hosp Fac Rev
             Trinity Regl Hosp Proj (FSA
             Insd) .............................    5.750   07/01/17        2,405,281
                                                                       --------------
          LOUISIANA 3.3%
  3,075   Calcasieu Parish, LA Mem Hosp
             Svc Dist Hosp Rev Lake
             Charles Mem Hosp Proj Ser A
             (Connie Lee Insd) .................    6.375   12/01/12        3,283,177
  5,530   Calcasieu Parish, LA Mem Hosp
             Svc Dist Hosp Rev Lake
             Charles Mem Hosp Proj Ser A
             (Connie Lee Insd) .................    6.500   12/01/18        6,363,095
  7,500   Lafayette, LA Util Rev (MBIA Insd) ...    5.250   11/01/24        7,794,075
 10,000   Louisiana Pub Fac Auth Rev
             Christus Hlth Subser C-2
             (AMBAC Insd) (b)(c) ...............    8.000   07/01/41       10,000,000

  2,500   Louisiana St Gas & Fuels Tax Rev
             Ser A (AGL Insd) ..................    5.000   05/01/28        2,535,425
    140   New Orleans, LA Home Mtg Auth
             Single Family Mtg Rev Ser 1985
             (MBIA Insd) .......................        *   09/15/16           59,611
                                                                       --------------
                                                                           30,035,383
                                                                       --------------
          MARYLAND 0.4%
  1,255   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) .............................    4.450   09/01/21        1,170,062
  1,000   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) .............................    4.550   09/01/26          902,950
  1,350   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) .............................    4.625   09/01/31        1,193,008
                                                                       --------------
                                                                            3,266,020
                                                                       --------------
          MASSACHUSETTS 1.5%
  2,350   Massachusetts Muni Whsl Elec
             Co Nuclear Mix Ser 1-A (MBIA
             Insd) .............................    5.250   07/01/13        2,484,138
    175   Massachusetts Muni Whsl Elec
             Co Proj No. 6-A Ser A (MBIA
             Insd) .............................    5.250   07/01/16          181,450
  2,000   Massachusetts St Hlth & Ed Fac
             Auth Rev Caregroup Ser B-2
             (MBIA Insd) .......................    5.375   02/01/27        2,003,760
  2,065   Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Hsg
            Ser 126 (AMT) (d) ..................    4.625   06/01/32        2,046,436
  1,745   Massachusetts St Hsg Fin Agy
             Hsg Ser C (AMT) ...................    5.100   12/01/27        1,692,633
  5,000   Massachusetts St Wtr Pollutn
             Abatement Tr Pool Pgm
             Ser 12 (d) ........................    4.375   08/01/31        4,968,168
                                                                       --------------
                                                                           13,376,585
                                                                       --------------
          MICHIGAN 0.3%
     75   Chippewa Valley, MI Sch Bldg &
             Site (FSA Insd) ...................    5.000   05/01/20           78,212

  3,000   Michigan Tob Settlement Fin Auth
             Tob Settlement Asset Sr Ser A .....    6.000   06/01/48        2,577,600
                                                                       --------------
                                                                            2,655,812
                                                                       --------------
          MISSISSIPPI 0.1%
  1,000   Harrison Cnty, MS Wastewtr
             Mgmt & Solid Wastewtr
             Treatment Fac Rfdg Ser A
             (FGIC Insd) (f) ...................    8.500   02/01/13        1,212,990
                                                                       --------------
          MISSOURI 0.6%
    220   Mehlville, MO Sch Dist No R-9 Ctf
             Partn Ser A (FSA Insd) ............    5.500   03/01/16          231,378
    230   Mehlville, MO Sch Dist No R-9 Ctf
             Partn Ser A (FSA Insd) ............    5.500   03/01/17          241,298
  2,500   Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMBAC
             Insd) (AMT) .......................    4.550   07/01/29        2,163,200
  3,350   Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMBAC
             Insd) (AMT) .......................    4.600   07/01/36        2,817,786
                                                                       --------------
                                                                            5,453,662
                                                                       --------------
          NEBRASKA 2.3%
 15,570   Nebraska Pub Pwr Dist Rev
             Gen Ser B (FSA Insd) (d) ..........    5.000   01/01/37       15,727,514
  3,620   Saunders Cnty, NE (FSA Insd) (a)......    5.000   11/01/35        3,631,005
  2,000   Washington Cnty, NE Wastewtr &
             Solid Waste Disp Fac Rev
             Cargill Inc Proj (AMT) ............    4.850   04/01/35        1,742,720
                                                                       --------------
                                                                           21,101,239
                                                                       --------------
          NEVADA 1.2%
  3,045   Clark Cnty, NV Arpt Rev Sub Lien
             Ser A-1 (FGIC Insd) (AMT) .........    5.500   07/01/20        3,025,207
  3,000   Clark Cnty, NV Arpt Rev Sub Lien
            Ser A-1 (FGIC Insd) (AMT) ..........    5.500   07/01/21        2,976,630
  4,000   Clark Cnty, NV Arpt Rev Sub Lien
             Ser A-1 (FGIC Insd) (AMT) .........    5.500   07/01/22        3,965,360

    935   Reno, NV Cap Impt Rev (FGIC
             Insd) .............................    5.125   06/01/26          946,033
                                                                       --------------
                                                                           10,913,230
                                                                       --------------
          NEW HAMPSHIRE 0.2%
  1,810   New Hampshire St Hsg Fin Auth
             Single Family Mth Rev
             Acquisition Ser D (AMT) ...........    5.500   07/01/28        1,810,000
                                                                       --------------
          NEW JERSEY 3.7%
 12,430   Tobacco Settlement Fin Corp NJ
             Ser A-1 (d) .......................    4.750   06/01/34        9,380,983
 32,000   Tobacco Settlement Fin Corp NJ
             Ser A-1 (d) .......................    5.000   06/01/41       24,230,880
                                                                       --------------
                                                                           33,611,863
                                                                       --------------
          NEW YORK 1.7%
  5,470   New York City Hlth & Hosp Hlth
             Sys Ser A (FSA Insd) ..............    5.000   02/15/21        5,572,727
  2,360   New York City Hsg Dev Corp Ser
             B-1 (AMT) .........................    5.125   11/01/32        2,250,992
  5,000   New York City, NY Indl Dev Agy
             Civic Fac Rev Polytechnic Univ
             Proj (ACA Insd) (d) ...............    5.250   11/01/27        4,557,987
  3,105   New York St Dorm Auth Rev Insd
             Brooklyn Law Sch Ser B (XLCA
             Insd) (a) .........................    5.375   07/01/21        3,158,716
                                                                       --------------
                                                                           15,540,422
                                                                       --------------
          NORTH CAROLINA 0.7%
  6,000   Johnston, NC Mem Hosp Auth
             (FSA Insd) ........................    5.250   10/01/24        6,264,900
                                                                       --------------
          NORTH DAKOTA 1.2%
  5,000   Mercer Cnty, ND Pollutn Ctl Rev
             Antelope Vly Station Rfdg
             (AMBAC Insd) ......................    7.200   06/30/13        5,532,750
  5,000   Oliver Cnty, ND Pollutn Ctl Rev
             Square Butte Elec Coop Rfdg
             Ser A (AMBAC Insd) ................    5.300   01/01/27        5,058,900

    675   Ward Cnty, ND Hlthcare Fac Rev
             Trinity Obligated Group  ..........    5.125   07/01/25          635,897
                                                                       --------------
                                                                           11,227,547
                                                                       --------------
          OHIO 0.7%
  3,500   Lorain Cnty, OH Hosp Rev
             Catholic Rfdg Ser C-1 (FSA
             Insd) .............................    5.000   04/01/24        3,570,770
  2,845   Ohio Hsg Fin Agy Multifamily Hsg
             Mtg Covenant Ser C (GNMA
             Collateralized) (AMT) (a) .........    6.100   09/20/49        2,879,851
                                                                       --------------
                                                                            6,450,621
                                                                       --------------
          OKLAHOMA 1.0%
  1,000   Chickasaw Nation, OK Hlth Sys (g).....    6.250   12/01/32          987,000
  1,480   Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd) ..................    5.250   07/01/33        1,484,795
  4,320   McAlester, OK Pub Wks Auth Util
             Cap Apprec Ser A (FSA Insd) .......       *    02/01/30        1,295,914
  1,350   Oklahoma City, OK Pub Ppty Auth
             Hotel Tax Rev (FGIC Insd)  ........    5.250   10/01/29        1,371,856
  2,000   Oklahoma Colleges Brd Regt Stad
             Univ Cent OK Ser B (AMBAC
             Insd) .............................    5.500   06/01/24        2,118,820
  2,000   Tulsa, OK Cmnty College Rev
             (AMBAC Insd) ......................    5.500   07/01/22        2,101,500
                                                                       --------------
                                                                            9,359,885
                                                                       --------------
          OREGON 0.2%
  1,500   Oregon St Hsg & Cmnty Svc Dept
             Mtg Rev Single Family Mtg Ser
             E (AMT) ...........................    5.400   07/01/27        1,500,555
                                                                       --------------
          PENNSYLVANIA 3.2%
  5,000   Allegheny Cnty, PA Hosp Dev
             Auth Rev Insd Hlth Sys Ser A
             (MBIA Insd) (Prerefunded @
             11/15/10) .........................    6.500   11/15/30        5,509,500
  4,875   Allegheny Cnty, PA Hosp Dev
             Auth Rev Pittsburgh Mercy Hlth
             Sys Inc (AMBAC Insd) (f) ..........    5.625   08/15/26        5,140,736
    250   Harrisburg, PA Auth Res Gtd Sub
             Ser D-2 (FSA Insd) ................    5.000   12/01/33          257,823

  3,000   Lycoming Cnty, PA Auth College
             Rev PA College of Technology
             (AMBAC Insd) ......................    5.350   07/01/26        3,079,710
  1,800   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 96-A
             (AMT) (d) .........................    4.600   10/01/27        1,563,048
  2,500   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 96-A
             (AMT) (d) .........................    4.650   10/01/31        2,170,901
  4,700   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 96-A
             (AMT) (d) .........................    4.700   10/01/37        4,081,293
  3,000   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 102-A
             (AMT) .............................    5.250   10/01/23        2,993,520
  4,555   Philadelphia, PA Gas Wks Rev
             1998 Gen Ordinance 4th Ser
             (FSA Insd) ........................    5.250   08/01/21        4,705,224
                                                                       --------------
                                                                           29,501,755
                                                                       --------------
          SOUTH CAROLINA 1.7%
  5,170   Easley, SC Util Rev Impt & Rfdg
             (FSA Insd) (Prerefunded @
             12/01/15) .........................    5.000   12/01/34        5,482,888
  3,800   Scago Ed & Fac Corp for
             Cherokee Cnty SC Proj Ser B
             (FSA Insd) ........................    5.000   12/01/30        3,849,438
  6,500   South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser A (AMBAC Insd) ...........    5.200   11/01/27        6,592,625
                                                                       --------------
                                                                           15,924,951
                                                                       --------------
          SOUTH DAKOTA 1.1%
  5,205   South Dakota St Lease Rev Tr Ctf
             Ser A (FSA Insd) ..................    6.625   09/01/12        5,634,152
  4,000   South Dakota St Lease Rev Tr Ctf
             Ser A (FSA Insd) ..................    6.700   09/01/17        4,680,120
                                                                       --------------
                                                                           10,314,272
                                                                       --------------
          TENNESSEE 0.7%
  5,000   Knox Cnty, TN Hlth Ed & Hsg Fac
             Brd Hosp Rev Covenant Hlth
             Subser B-2 (AGL Insd) (b)(c) ......    2.850   01/01/46        5,000,000
  1,335   Shelby Cnty, TN Hlth Ed & Hsg
             Fac Brd Rev Methodist Ser B
             (FSA Insd) ........................    5.250   09/01/27        1,369,510
                                                                       --------------
                                                                            6,369,510
                                                                       --------------

          TEXAS 8.0%
    620   Alamo, TX Cmnty College Dist
             Combined Fee Rfdg (FSA
             Insd) .............................    5.000   11/01/22          634,576
  5,000   Brazos Riv Auth TX Rev Houston
             Ind Inc Proj Ser C (AMBAC
             Insd) .............................    5.125   05/01/19        5,009,950
  4,000   Dallas Fort Worth, TX Intl Arpt Rev
             Impt Ser B (FSA Insd) (AMT) (d) ...    5.375   11/01/21        4,024,220
  6,110   Dallas Fort Worth, TX Intl Arpt Rev
             Impt Ser B (FSA Insd) (AMT) (d) ...    5.500   11/01/19        6,188,666
  9,125   Harris Cnty, TX Hlth Fac Dev
             Corp Hosp Rev Baylor College
             Med Ser A-4 (AMBAC
             Insd) (b)(c) ......................    6.100   11/15/47        9,125,000
  5,000   Harris Cnty, TX Hlth Fac Dev
             Corp Rev Christus Hlth Ser A-3
             (FSA Insd) (b)(c) .................    2.700   07/01/31        5,000,000
 22,500   Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (BHAC Insd) .......    5.250   05/15/23       23,314,500
    750   Laredo, TX Cmnty College Dist
             Unrefunded Balance Bldg & Rfdg
             (AMBAC Insd) ......................    5.300   08/01/26          759,480
  2,500   North TX Twy Auth Rev Rfdg Sys
             First Tier Ser A ..................    5.625   01/01/33        2,511,875
  2,750   Nueces Riv Auth TX Wtr Supply
             Rev Fac Corpus Christi Proj
             Rfdg (FSA Insd) ...................    5.000   07/15/25        2,822,133

  2,000   Nueces Riv Auth TX Wtr Supply
             Rev Fac Corpus Christi Proj
             Rfdg (FSA Insd) ...................    5.000   03/01/27        2,040,380
  1,750   Tarrant Cnty, TX Hlth Fac Dev
             Corp Hlth Sys Rev Ser B (FGIC
             Insd) (f) .........................    5.000   09/01/15        1,851,115
 10,000   Texas St Tpk Auth Cent TX Tpk
             First Tier Ser A (AMBAC Insd) .....    5.500   08/15/39       10,179,900
                                                                       --------------
                                                                           73,461,795
                                                                       --------------
          UTAH 0.2%
    520   Provo, UT Elec Rev 1984 Rfdg
             Ser A (AMBAC Insd) (f) ............   10.375   09/15/15          650,250
  1,000   Utah Hsg Corp Single Family Mtg
             Rev Class III Ser C-1 (AMT) .......    5.700   07/01/28          991,750
                                                                       --------------
                                                                            1,642,000
                                                                       --------------
          VIRGINIA 2.2%
  3,150   Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (d) ........    4.500   07/01/29        2,788,085
  3,650   Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (d) ........    4.600   07/01/33        3,205,365
  5,835   Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (d) ........    4.650   01/01/39        5,034,219
  9,950   Virginia St Hsg Dev Auth
             Comwlth Mtg Ser B (AMT) (d) .......    4.850   01/01/36        9,087,544
                                                                       --------------
                                                                           20,115,213
                                                                       --------------
          WASHINGTON 7.5%
  4,115   Chelan Cnty, WA Sch Dist No
             246 (FSA Insd) ....................    5.000   12/01/21        4,211,620
 11,340   Energy Northwest WA Elec Rev
             Columbia Generating Rfdg Ser
             A (FSA Insd) ......................    5.500   07/01/17       12,056,575

  4,500   Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd) .............................    5.500   07/01/17        4,777,740
 14,500   Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd) .............................    5.500   07/01/18       15,302,140
  5,000   Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser B (FSA
             Insd) .............................    6.000   07/01/16        5,448,500
  1,365   Energy Northwest WA Wind Proj
             (AMBAC Insd)  .....................    5.000   07/01/23        1,375,824
  1,215   Fife, WA Wtr & Swr Rev (MBIA
             Insd) (a) .........................    5.000   04/01/24        1,227,004
  1,160   Fife, WA Wtr & Swr Rev (MBIA
             Insd) (a) .........................    5.000   04/01/29        1,155,464
  1,600   Fife, WA Wtr & Swr Rev (MBIA
             Insd) .............................    5.125   04/01/24        1,604,256
  1,025   King Cnty, WA Hsg Auth Cap Fd
             Pgm Rev Egis Hsg Pgm (FSA
             Insd) (AMT) .......................    5.300   06/01/23        1,022,858
  5,115   Lynnwood, WA Pub Fac Dist Rev
             Convention Ctr (AMBAC Insd) .......    5.000   12/01/34        5,027,176
    145   Snohomish Cnty, WA Pub Util 1
             (FSA Insd) ........................    5.000   12/01/24          147,987
  2,565   Snohomish Cnty, WA Pub Util 1
             (FSA Insd) ........................    5.500   12/01/23        2,715,104
  3,000   Spokane, WA Pub Fac Dist Hotel
             (MBIA Insd) .......................    5.250   09/01/33        3,025,170
  2,000   Spokane, WA Pub Fac Dist Hotel
             (MBIA Insd) .......................    5.750   12/01/25        2,148,780
  2,420   Spokane, WA Pub Fac Dist Hotel
             (MBIA Insd) .......................    5.750   12/01/26        2,592,764
  5,000   Washington St Hlthcare Fac Auth
             Rev Providence Hlth Ser D
             (FSA Insd) ........................    5.250   10/01/33        5,074,150
                                                                       --------------
                                                                           68,913,112
                                                                       --------------

          WEST VIRGINIA 0.2%
  1,530   West Virginia Econ Dev Auth
             Lease Rev Correctional Juvenile
             & Pub Ser A (MBIA Insd) ...........    5.500   06/01/19        1,615,558
                                                                       --------------
          WISCONSIN 0.4%
  1,000   Wisconsin St Hlth & Ed Fac Auth
             Rev Ministry Hlth (FSA Insd) ......    5.000   08/01/31          989,150
  3,000   Wisconsin St Hlth & Ed Fac Auth
             Rev Ministry Hlth (FSA Insd) ......    5.000   08/01/34        2,935,680
                                                                       --------------
                                                                            3,924,830
                                                                       --------------
          WYOMING 0.5%
  4,500   Wyoming Cmnty Dev Auth Hsg
             Rev Ser 1 (AMT) ...................    5.300   12/01/23        4,495,095
                                                                       --------------
          PUERTO RICO 0.3%
  3,000   Puerto Rico Indl Tourist Ed Med &
             Environmental Ctl Fac Hosp Aux
             (MBIA Insd) .......................    6.250   07/01/16        3,008,550
                                                                       --------------
   TOTAL LONG-TERM INVESTMENTS 112.5%
       (Cost $1,037,685,225)....................                        1,031,395,833
   TOTAL SHORT-TERM INVESTMENTS 0.8%
       (Cost $7,700,000)........................                            7,700,000
                                                                       --------------
TOTAL INVESTMENTS 113.3%
   (Cost $1,045,385,225)........................                        1,039,095,833
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
   RELATED TO SECURITIES HELD (16.0%)
   (Cost ($146,825,000))
   ($146,825) Notes with interest rates ranging
      from 1.54% to 1.78% at June 30, 2008
      and contractual maturities of collateral
      ranging from 2019 to 2047 (h) ............                         (146,825,000)
                                                                       --------------
TOTAL NET INVESTMENTS 97.3%
   (Cost $898,560,225) .........................                          892,270,833
OTHER ASSETS IN EXCESS OF LIABILITIES 2.7% .....                           24,387,412
                                                                       --------------
NET ASSETS 100.0% ..............................                       $  916,658,245
                                                                       --------------

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(c)  Variable Rate Coupon

(d)  Underlying security related to Inverse Floaters entered into by the Fund.

(e)  Security purchased on a when-issued or delayed delivery basis.

(f)  Escrowed to Maturity

(g) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h) Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2008.

ACA - American Capital Access

AGL - Assured Guaranty Ltd.

AMBAC - AMBAC Indemnity Corp.

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CDC IXIS Financial Guaranty

Connie Lee - Connie Lee Insurance Co.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Investors Assurance Corp.

Radian - Radian Asset Assurance

XLCA - XL Capital Assurance Inc.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                               COUPON   MATURITY       VALUE
------   ---------------------------------------   ------   --------   ------------
         MUNICIPAL BONDS 100.6%
         ALABAMA 1.0%
$1,260   Dothan Houston Cnty, AL Arpt
            Auth (MBIA Insd) (AMT) (a) .........   5.400%   12/01/15   $  1,282,907
                                                                       ------------
         ARIZONA 1.5%
 1,000   Phoenix, AZ Civic Impt Corp. Arpt
            Rev Sr Lien Ser B (AMT) ............    5.000   07/01/13      1,015,020
   290   Pima Cnty, AZ Indl Dev Auth Indl
            Rev Lease Oblig Irvington Proj
            Tucson Rfdg Ser A (FSA Insd) .......    7.250   07/15/10        299,181
   500   Pinal Cnty, AZ Elec Dist No. 4
            Sys Rev ............................    5.250   12/01/18        491,910
                                                                       ------------
                                                                          1,806,111
                                                                       ------------
         ARKANSAS 0.8%
   950   University of AR Rev UALR Cap
            Impt Ser B (FSA Insd) ..............    4.500   12/01/19        974,576
                                                                       ------------
         CALIFORNIA 8.0%
   875   California Muni Fin Auth Ed Fac Rev
            High Tech High Chula Vista
            Ser B (a) ..........................    5.500   07/01/18        864,089
 1,000   California Pollutn Ctl Fin Auth Solid
            Waste Disp Rfdg USA Ref Waste Svc
            Inc Ser A (AMT) ....................    4.500   06/01/18        996,370
 1,000   California St (AMBAC Insd) ............    6.400   09/01/08      1,007,570
 1,500   California St Dept Wtr Res Pwr
            Ser A (AMBAC Insd)
            (Prerefunded @ 5/01/12) ............    5.375   05/01/18      1,633,965
 1,000   Carlsbad, CA Spl Tax Non
            Escrow Cmnty Fac 3 Impt 2 ..........    5.700   09/01/22        950,590
 1,000   Desert Hot Springs, CA Redev
            Agy Tax Alloc Merged Redev
            Proj Ser A2 ........................    5.000   09/01/23        976,050
   500   Morongo Band of Mission Indians
            CA Enterprise Rev Indians
            Enterprise Casino Ser B (c) ........    5.500    03/01/18       493,805

   495   Palm Springs, CA Arpt Passenger Fac
            Charge Rev Rfdg Sub Palm Springs
            Arpt (AMT) .........................    5.300   07/01/13        489,129
   565   Perris, CA Pub Fin Auth Rev Tax
            Alloc (a) ..........................    4.750   10/01/13        560,559
   500   Quechan Indian Tribe Ft Yuma
            Indian Res CA Govt Proj ............    6.625   12/01/17        486,115
 1,100   Santa Clara, CA Elec Rev Sub
            Ser A (MBIA Insd) ..................    5.250   07/01/20      1,137,334
   250   Southern CA Pub Pwr Auth Nat
            Gas Proj No 1 Ser A ................    5.250   11/01/21        249,793
                                                                       ------------
                                                                          9,845,369
                                                                       ------------
         COLORADO 4.7%
   500   Colorado Hlth Fac Auth Rev
            Christian Living Cmnty Proj Ser A ..    5.250   01/01/15        477,720
 1,560   Colorado Springs, CO Util Rev
            Sys Sub Lien Impt Ser A ............    5.000   11/15/19      1,616,753
 1,000   Denver, CO City & Cnty Arpt Rev
            Rfdg Ser D (FSA Insd) (AMT) ........    5.500   11/15/12      1,035,370
 2,000   Denver, CO City & Cnty Just
            Sys (d) ............................    5.000   08/01/24      2,100,160
   500   Denver, CO City & Cnty Just
            Sys (d) ............................    5.000   08/01/25        525,040
                                                                       ------------
                                                                          5,755,043
                                                                       ------------
         CONNECTICUT 0.0%
    60   New Haven, CT Indl Fac Rev Adj
            Govt Ctr Thermal Energies
            (AMT) ..............................    7.250   07/01/09         60,554
                                                                       ------------
         DELAWARE 0.4%
   500   New Castle Cnty, DE Rev Newark
            Charter Sch Inc Proj ...............    5.000   09/01/22        453,350
                                                                       ------------
         FLORIDA 7.2%
 1,000   Brevard Cnty, FL Sch Brd Ctf
            Rfdg Ser B (FGIC Insd) .............    5.000   07/01/20      1,005,790
 1,000   Broward Cnty, FL Arpt Sys Rev
            Rfdg Ser E (MBIA Insd) (AMT) .......    5.375   10/01/13      1,011,410
   500   Halifax, FL Hosp Med Ctr Hosp
            Rfdg & Impt Ser A ..................    5.250   06/01/19        490,620
   500   Hillsborough Cnty, FL Indl Dev
            Auth Pollutn Ctl Rev Ida Rfdg
            (AMBAC Insd) .......................    5.000   12/01/34        497,540

   500   Lakeland, FL Retirement Cmnty
            Rfdg-1st Mtg Carpenters
            (Acquired 04/25/08,
            Cost $500,000) (e) .................    5.875   01/01/19        499,420
   250   Landmark at Doral Cmnty Dev
            Dist FL Spl Assmt Ser B ............    5.200   05/01/15        207,680
   250   Main Str Cmnty Dev Dist FL Cap
            Impt Rev Ser B .....................    6.900   05/01/17        244,093
   500   Orange Cnty, FL Hlth Fac Auth
            Rev Hlthcare Orlando Lutheran
            Rfdg ...............................    5.375   07/01/20        454,395
 1,500   Orange Cnty, FL Sch Brd Ctf Ser
            A (AMBAC Insd) .....................    5.250   08/01/14      1,573,995
 1,000   Putnam Cnty, FL Dev Auth Pollutn
            Ctl Rev Rfdg Seminole Proj Ser
            A (AMBAC Insd) .....................    5.350   03/15/42        987,150
   500   Saint Johns Cnty, FL Indl Dev
            Auth Hlthcare Glenmoor Proj
            Ser A ..............................    5.000   01/01/16        460,905
   750   Seminole Tribe, FL Spl Oblig Rev
            Ser A (c) ..........................    5.750   10/01/22        737,475
   670   Tolomato Cmnty Dev Dist FL Spl
            Assmt ..............................    6.450   05/01/23        657,712
                                                                       ------------
                                                                          8,828,185
                                                                       ------------
         GEORGIA 1.4%
 1,000   Atlanta, GA Tax Alloc Atlantic Sta
            Proj Rfdg (AGL Insd) ...............    5.250   12/01/17      1,063,580
    80   Forsyth Cnty, GA Hosp Auth Rev
            Antic Ctf Georgia Baptist Hlthcare
            Sys Proj (f) .......................    6.000   10/01/08         80,821
   600   Putnam Cnty, GA Dev Auth Pollutn Ctl
            Rev GA Pwr Co Ser 1 ................    5.100   06/01/23        593,802
                                                                       ------------
                                                                          1,738,203
                                                                       ------------
         HAWAII 1.6%
 1,875   Hawaii St Ser DK ......................    5.000   05/01/23      1,957,837
                                                                       ------------
         IDAHO 0.8%
   955   Idaho Hsg & Fin Assn Single Family Mtg
            Rev Ser A (AMT) (a) ................    5.000   07/01/17        960,911
                                                                       ------------
         ILLINOIS 4.9%
 1,000   Bartlett, IL Tax Increment Rev
            Rfdg Sr Lien Quarry Redev Proj .....    5.600   01/01/23        950,020
   545   Clay Cnty, IL Hosp Rev
            (Prerefunded @ 12/01/08) (a) .......    5.500   12/01/10        563,475
   500   Hodgkins, IL Tax Increment Rev
            Sr Lien Rfdg .......................    5.000   01/01/14        509,380

    31   Huntley, IL Spl Svc Area No 7 Spl
            Tax (f) ............................    6.000   03/01/09         31,768
 1,197   Huntley, IL Spl Svc Area No 7 Spl
            Tax Rfdg (AGL Insd) (a) ............    4.600   03/01/17      1,229,068
   500   Illinois Fin Auth Rev Landing at
            Plymouth Pl Proj Ser A .............    5.250   05/15/14        480,910
   750   Illinois Fin Auth Rev Rfdg Fairview
            Oblig Group Ser A ..................    6.000   08/15/22        710,647
   400   Lincolnshire, IL Spl Svc Area
            Sedgebrook Proj ....................    5.000   03/01/11        395,604
   208   Pingree Grove Village, IL Spl Svc
            Area No 1 Spl Tax Cambridge
            Lakes Proj Ser 05 ..................    5.250   03/01/15        200,893
 1,000   Round Lake Beach, IL Tax
            Increment Rev ......................    4.650   12/15/13        999,600
                                                                       ------------
                                                                          6,071,365
                                                                       ------------
         INDIANA 3.8%
 1,000   Allen Cnty, IN Juvenile Just Ctr
            First Mtg (AMBAC Insd) .............    5.500   01/01/18      1,052,420
 1,000   Carmel Cnty, IN Redev Auth Opt
            Income Tax Lease Rent Rev
            (MBIA Insd) ........................    5.000   07/01/22      1,034,650
   830   Hobart, IN Bldg Corp First Mtg
            (FGIC Insd) (a) ....................    5.500   07/15/13        895,670
   365   Indiana Hlth & Edl Fac Fin Auth Rev
            Rfdg Saint Francis (FSA Insd) ......    5.250   11/01/24        376,289
   200   Indiana Hlth & Edl Fac Fin Auth Rev
            Rfdg Saint Francis (FSA Insd) ......    5.250   11/01/25        205,398
   175   Indiana Hlth & Edl Fac Fin Auth Rev
            Rfdg Saint Francis (FSA Insd) ......    5.250   11/01/26        179,174
   500   Indianapolis, IN Arpt Auth Rev
            Rfdg Spl Fac Fed Ex Corp Proj
            (GTY AGMT:  Federal Express Co)
            (AMT) ..............................    5.100   01/15/17        475,440
   400   Saint Joseph Cnty, IN Econ Dev
            Rev Holy Cross Vlg Notre Dame
            Proj Ser A .........................    5.750   05/15/13        397,040
                                                                       ------------
                                                                          4,616,081
                                                                       ------------
         IOWA 0.4%
   500   Coralville, IA Ctf Partn Ser D ........    5.250   06/01/22        499,490
                                                                       ------------
         KANSAS 2.2%
 1,000   Burlington, KS Environmental Impt
            Rev Rfdg KC Pwr Lt Ser B
            (XLCA Insd) ........................    5.000   12/01/23      1,009,000
   500   Kansas St Dev Fin Auth Hlth Fac
            Rev Hays Med Ctr Inc Ser L .........    5.250   11/15/16        520,265

 1,000   Shawnee Cnty, KS Sch Dist 501
            Topeka (Prerefunded @
            2/01/12) ...........................    5.000   02/01/20      1,059,390
   120   Wyandotte Cnty, KS City KS Univ
            Brd of Public Util Office Bldg
            Complex Proj (MBIA Insd) ...........    5.000   05/01/11        124,584
                                                                       ------------
                                                                          2,713,239
                                                                       ------------
         KENTUCKY 1.1%
   310   Kentucky Hsg Corp Hsg Rev Ser
            A (AMT) ............................    5.000   01/01/23        302,200
 1,000   Louisville & Jefferson Cnty, KY
            Ser C (FSA Insd) (AMT) .............    5.500   07/01/17      1,068,100
                                                                       ------------
                                                                          1,370,300
                                                                       ------------
         LOUISIANA 2.3%
   250   Colonial Pinnacle Cmnty Dev Dist
            Dev ................................    6.750   05/01/23        246,475
   598   Lakeshore Vlg Master Cmnty Dev
            Dist LA Spl Assmt ..................    5.250   07/01/17        537,315
 1,000   Louisiana Pub Fac Auth Rev
            Christus Hlth Ser C-2 (AMBAC
            Insd) (b)(g) .......................    8.000   07/01/41      1,000,000
 1,000   Rapides Fin Auth LA Rev Cleco
            Pwr Proj (AMT) .....................    5.250   11/01/37        989,300
                                                                       ------------
                                                                          2,773,090
                                                                       ------------
         MARYLAND 2.8%
 1,000   Maryland St Econ Dev Corp
            Student Hsg Rev Univ MD
            College Pk Proj Rfdg (CIFG
            Insd) ..............................    5.000   06/01/13      1,011,120
   625   Maryland St Econ Dev Corp Univ
            MD College Pk Proj (f) .............    5.750   06/01/13        691,687
   500   Maryland St Hlth & Higher Ed Fac
            Auth Rev Johns Hopkins Hlth
           Sys Ser B ...........................    5.000   05/15/48        519,260
   250   Maryland St Hlth & Higher Ed Fac
            Auth Rev Washington Cnty
            Hosp ...............................    5.250   01/01/23        239,713
   500   Maryland St Hlth & Higher King
            Farm Presbyterian Cmnty Ser B           5.000   01/01/17        473,930
   500   Prince Georges Cnty, MD Spl
            Oblig Natl Harbor Proj .............    4.700   07/01/15        484,200
                                                                       ------------
                                                                          3,419,910
                                                                       ------------

         MASSACHUSETTS 3.0%
 2,250   Massachusetts St Hlth & Ed Fac
            Auth Rev Quincy Med Ctr Ser A ......    5.850   01/15/18      2,207,295
 1,500   Massachusetts St Hlth & Ed Fac
            Auth Rev Caregroup Ser D
            (MBIA Insd) ........................    5.250   07/01/23      1,517,460
                                                                       ------------
                                                                          3,724,755
                                                                       ------------
         MICHIGAN 3.2%
 1,000   Brighton, MI Area Sch Dist
            Rfdg (a) ...........................    5.250   05/01/18      1,052,840
 1,000   Brighton, MI Area Sch Dist Rfdg .......    5.250   05/01/20      1,051,500
   500   Iron River, MI Hosp Fin Auth Rfdg
            Iron Cnty Cmnty Hosp ...............    6.000   05/15/20        498,070
 1,000   Kent Hosp Fin Auth MI Rev
            Spectrum Hlth Ser A ................    5.500   01/15/47      1,055,350
   250   Michigan St Strategic Fd Ltd Oblig
            United Waste Sys Proj (AMT) ........    5.200   04/01/10        250,622
                                                                       ------------
                                                                          3,908,382
                                                                       ------------
         MINNESOTA 0.7%
   250   Dakota Cnty, MN Cmnty Dev Agy
            Multi Family Hsg Rev Rfdg Com on
            Marice Proj Ser A ..................    5.000   11/01/22        223,838
   250   Duluth, MN Hsg & Redev Auth
            Hlthcare & Hsg Rev Benedictine
            Hlth Ctr Proj ......................    5.500   11/01/17        243,140
   430   Inver Grove Heights, MN
            Presbyterian Homes Care Rfdg .......    5.000   10/01/16        417,934
                                                                       ------------
                                                                            884,912
                                                                       ------------
         MISSOURI 6.2%
   500   Fenton, MO Tax Increment Rev
            Gravois Bluffs Redev Proj Rfdg .....    5.000   04/01/13        519,440
   610   Ferguson, MO Tax Increment Rev
            Crossing at Halls Ferry Rfdg (a) ...    5.500   04/01/14        608,310
 1,350   Kansas City, MO Indl Dev Auth
            Plaza Lib Proj .....................    6.000   03/01/16      1,361,785
 1,000   Macon, MO Ctf Partn (MBIA Insd) .......    5.250   08/01/17      1,024,290
   250   Maryland Heights, MO Tax
            Increment Rev South Heights
            Proj Rfdg Ser A ....................    5.500   09/01/18        241,393
 1,000   Missouri St Environmental Impt &
            Energy Res Auth K C Pwr &
            Lt Co Proj (AMT) ...................    4.900   05/01/38        982,670
   500   Raytown, MO Annual Raytown
            Live Redev Plan Proj 1 .............    5.000   12/01/16        518,335

 2,000   Saint Charles, MO Ctf Partn Ser B .....    5.500   05/01/18      2,078,880
   250   Saint Louis Cnty, MO Indl Dev
            Auth Sr Living Fac Rev
            Friendship Vlg West Cnty Ser A .....    5.250   09/01/17        242,378
                                                                       ------------
                                                                          7,577,481
                                                                       ------------
         NEBRASKA 1.3%
 1,500   University of NE Fac Corp Defd
            Maint (AMBAC Insd) .................    5.000   07/15/17      1,593,660
                                                                       ------------
         NEW JERSEY 3.5%
 1,500   New Jersey Econ Dev Auth Rev
            Cig Tax ............................    5.500   06/15/16      1,490,430
 1,000   New Jersey Hlthcare Fac Fin Auth
            Rev Saint Clare's Hosp Inc Rfdg
            Ser A (Radian Insd) ................    5.250   07/01/20      1,014,900
   455   Rahway, NJ Ctf Partn (MBIA
            Insd) ..............................    5.500   02/15/16        474,706
   565   Rahway, NJ Ctf Partn (MBIA
            Insd) ..............................    5.600   02/15/17        590,425
   855   Tobacco Settlement Fin Corp NJ
            Ser 1A .............................    4.500   06/01/23        771,937
                                                                       ------------
                                                                          4,342,398
                                                                       ------------
         NEW MEXICO 2.0%
 1,000   Jicarilla, NM Apache Nation Rev
            Ser A (Acquired 10/23/03, Cost
            $1,020,380) (e) ....................    5.500   09/01/23      1,030,470
 1,310   New Mexico Fin Auth Rev Sr Lien
            Pub Proj Revolving Fd Ser B
            (MBIA Insd) ........................    5.000   06/01/17      1,395,661
                                                                       ------------
                                                                          2,426,131
                                                                       ------------
         NEW YORK 3.0%
   500   Albany, NY Indl Dev Agy Civic Fac
            Rev Saint Peters Hosp Proj Ser A ...    5.750   11/15/22        518,290
    85   Brookhaven, NY Indl Dev Agy Sr
            Residential Hsg Rev Woodcrest
            Estates Fac Ser A (AMT) ............    5.875   12/01/09         86,209
 1,000   Long Island Pwr Auth NY Elec
            Gen Ser C (Prerefunded @
            9/01/13) ...........................    5.500   09/01/17      1,100,830
   230   Madison Cnty, NY Indl Dev Agy
            Civic Fac Rev Oneida Hlth Sys
            Inc Proj Ser A .....................    4.500   02/01/17        216,368

   500   New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Ser A ....    6.250   03/01/15        498,335
   780   New York City Indl Dev Agy Spl
            Fac Rev Term One Group Assn
            Proj (AMT) .........................    5.000   01/01/10        794,687
   500   New York St Urban Dev Corp Rev
            St Fac & Equip Sub Ser A-3-B
            (CIFG Insd) (b)(g) .................   12.000   03/15/33        500,000
     5   Niagara Falls, NY Pub Impt (MBIA
            Insd) ..............................    6.900   03/01/20          5,008
                                                                       ------------
                                                                          3,719,727
                                                                       ------------
         NORTH CAROLINA 2.0%
   630   North Carolina Eastn Muni Pwr
            Agy Pwr Sys Rev Ser D ..............    6.450   01/01/14        657,575
   500   North Carolina Med Care Commn
            Hlthcare Fac Rev Rfdg First Mtg
            Salemtowne (a) .....................    5.000   10/01/15        503,440
   250   North Carolina Med Care Commn
            Retirement Fac Rev First Mtg
            Southminster Proj Ser A ............    5.300   10/01/19        245,310
 1,000   North Carolina Muni Pwr Agy Ser A
         (MBIA Insd) ...........................    5.250   01/01/19      1,028,420
                                                                       ------------
                                                                          2,434,745
                                                                       ------------
         NORTH DAKOTA 0.4%
   500   Grand Forks, ND Sr Hsg Rev
            4000 Vly Square Proj Rfdg ..........    5.000   12/01/16        450,570
                                                                       ------------
         OHIO 5.6%
   500   Adams Cnty Hosp Fac Impt Rev
            Adams Cnty Hosp Proj ...............    6.250   09/01/20        448,230
   500   Athens Cnty, OH Hosp Fac Rev &
            Impt O' Bleness Mem Rfdg Ser A .....    6.250   11/15/13        501,875
 2,235   Buckeye, OH Tob Settlement Fin
            Auth Asset Bkd Sr Turbo Ser A2 .....    5.125   06/01/24      2,027,592
 1,370   Cleveland, OH Non Tax Rev
            Cleveland Stad Proj Rfdg
            (AMBAC Insd) .......................    5.125   12/01/20      1,409,840
   185   Dayton, OH Spl Fac Rev Afco
            Cargo Day LLC Proj (AMT) (a) .......    6.000   04/01/09        184,302

 1,500   Lorain Cnty, OH Hosp Rev Fac
            Catholic Ser H (AGL Insd) ..........    5.000   02/01/24      1,512,705
   750   Ohio Muni Elec Generation Agy Jt
            Venture 5 Ctf Ben Int Rfdg
            (AMBAC Insd) .......................    5.000   02/15/21        758,235
                                                                       ------------
                                                                          6,842,779
                                                                       ------------
         OKLAHOMA 0.4%
   500   Chickasaw Nation, OK Hlth Sys (c) .....    5.375   12/01/17        491,755
                                                                       ------------
         OREGON 0.8%
 1,000   Port Morrow, OR Pollutn Ctl
            Portland Gen Rfdg Ser A ............    5.200   05/01/33      1,010,140
                                                                       ------------
         PENNSYLVANIA 5.6%
   500   Allegheny Cnty, PA Indl Dev Auth
            Lease Rev Residential Res Inc
            Proj ...............................    5.000   09/01/21        473,390
   225   Allegheny Cnty, PA Redev Auth
            Rev Pittsburgh Mills Proj ..........    5.100   07/01/14        224,298
 1,120   Canon McMillan Sch Dist PA
            Rfdg Ser A (MBIA Insd) .............    5.000   12/15/15      1,185,218
   250   Lancaster Cnty, PA Hosp Auth
            Rev Brethren Vlg Proj Ser A ........    5.200   07/01/12        252,452
   500   Monroe Cnty, PA Hosp Auth Rev
            Hosp Pocono Med Ctr ................    5.000   01/01/17        494,210
   500   Montgomery Cnty, PA Indl Dev
            Auth Rev Mtg Whitemarsch
            Cont Care Proj .....................    6.000   02/01/21        475,200
   900   Philadelphia, PA Gas Wks Rev
            Ser 3 (FSA Insd) ...................    5.000   08/01/10        937,656
   750   Philadelphia, PA Gas Wks Rev
            Ser 18 (AGL Insd) ..................    5.250   08/01/18        787,485
 2,000   Philadelphia, PA Redev Auth Rev
            Neighborhood Trans Ser A
            (FGIC Insd) ........................    5.500   04/15/16      2,036,480
                                                                       ------------
                                                                          6,866,389
                                                                       ------------

         SOUTH CAROLINA 4.6%
 1,000   Kershaw Cnty, SC Pub Sch Fndtn
            Installment Pwr Rev Kershaw
            Cnty Sch Dist Proj (CIFG Insd) .....    5.000   12/01/22        998,940
 1,065   Lexington, SC Wtr & Swr Rev &
            Impt Comb Rfdg Ser A (MBIA
            Insd) (a) ..........................    5.000   04/01/14      1,096,929
 1,000   Piedmont Muni Pwr Agy SC Elec
            Rev Ser A-2 ........................    5.000   01/01/24        988,320
   500   South Carolina Jobs Econ Dev
            Auth Hlthcare Fac Rev First Mtg
            Lutheran Homes Rfdg ................    5.000   05/01/12        490,155
   135   South Carolina Jobs Econ Dev
            Auth Hlthcare Fac Rev First Mtg
            Lutheran Homes Rfdg ................    5.125   05/01/13        131,592
 2,000   Tobacco Settlement Rev Mgmt
            Auth Sc Tob Settlement Rev
            Rfdg ...............................    5.000   06/01/18      1,953,020
                                                                       ------------
                                                                          5,658,956
                                                                       ------------
         TENNESSEE 2.9%
   415   Chattanooga, TN Hlth Ed Hsg Fac
            CDFI Phase I LLC Proj Rfdg
            Ser A ..............................    5.000   10/01/15        410,373
   700   Franklin, TN Spl Sch Dist Cap
            Apprec (FSA Insd) ..................        *   06/01/15        525,931
 1,000   Gatlinburg, TN Pub Bldg Auth
            Rfdg (AMBAC Insd) ..................    5.750   12/01/11      1,080,360
   500   Shelby Cnty, TN Hlth Ed & Hsg
            Fac Brd Rev Trezevant Manor
            Proj Ser A .........................    5.250   09/01/16        483,210
 1,000   Shelby Cnty, TN Hlth Edl & Hsg
            Fac Brd Rev Ser C ..................    5.250   06/01/18      1,017,760
                                                                       ------------
                                                                          3,517,634
                                                                       ------------
         TEXAS 4.7%
 1,000   Alliance Arpt Auth Inc TX Spl Fac
            Rev FedEx Corp Proj Rfdg (AMT) .....    4.850   04/01/21        896,780
   240   Dallas Cnty, TX Flood Ctl Dist Rfdg ...    6.750   04/01/16        253,294

   500   Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Ser C (MBIA Insd)
            (AMT) ..............................    5.750   11/01/18        502,620
   500   Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Ser C (MBIA Insd) (AMT) .....    6.000   11/01/23        503,200
   500   Hidalgo Cnty, TX Hlth Svc Mission
            Hosp Inc Proj ......................    5.000   08/15/13        499,525
   350   Hidalgo Cnty, TX Hlth Svc Mission
            Hosp Inc Proj ......................    5.000   08/15/19        329,171
   500   Hopkins Cnty, TX Hosp Dist Hosp Rev ...    5.500   02/15/23        484,830
   250   Lufkin, TX Hlth Fac Dev Corp Hlth
            Sys Rev Mem East Texas .............    5.125   02/15/22        236,718
   500   Mesquite, TX Hlth Fac Dev
            Retirement Christian Care ..........    5.000   02/15/15        490,315
 1,000   North TX Twy Auth Rev Rfdg Sys
            First Tier Ser A ...................    6.000   01/01/23      1,063,240
   500   Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Buckner Retirement
            Svc Inc Proj .......................    5.000   11/15/17        490,445
                                                                       ------------
                                                                          5,750,138
                                                                       ------------
         UTAH 0.1%
   150   Utah St Charter Sch Fin Auth
            Charter Sch Rev Channing Hall
            Ser A (c) ..........................    5.750   07/15/22        141,381
                                                                       ------------
         VIRGINIA 1.0%
 1,000   Tobacco Settlement Fin Corp VA
            Asset Bkd ..........................    5.250   06/01/19      1,052,010
   250   White Oak Vlg Shops VA Cmnty
            Dev Auth Spl Assmt Rev .............    5.300   03/01/17        238,850
                                                                       ------------
                                                                          1,290,860
                                                                       ------------
         WASHINGTON 0.2%
   200   Kalispel Tribe Indians Priority Dist
            WA Rev .............................    6.200   01/01/16        192,056
                                                                       ------------
         WEST VIRGINIA 1.8%
   250   Ohio Cnty, VA Cnty Commn Tax
            Increment Rev Fort Henry Ctr
            Fin Dist Ser A .....................    5.625   06/01/22        251,730
 2,000   West Virginia St Hosp Fin Auth Hosp
            Rev Thomas Hlth Sys ................    6.000   10/01/20      1,988,640
                                                                       ------------
                                                                          2,240,370
                                                                       ------------

         WISCONSIN 1.9%
 1,875   Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev Ser A
            (AMT) (d) ..........................    5.300   09/01/23      1,880,263
   500   Wisconsin St Hlth & Ed Fac
            Beaver Dam Cmnty Hosp Inc
            Ser A ..............................    5.500   08/15/14        484,940
                                                                       ------------
                                                                          2,365,203
                                                                       ------------
         WYOMING 0.8%
 1,000   Wyoming Muni Pwr Agy Pwr Supply
            Ser A ..............................    5.375   01/01/25      1,017,490
                                                                       ------------
TOTAL LONG-TERM INVESTMENTS 100.6%
   (Cost $124,226,141) .............................................    123,574,433

TOTAL SHORT-TERM INVESTMENT 0.4%
   (Cost $500,000) .................................................        500,000
                                                                       ------------
TOTAL INVESTMENTS 101.0%
   (Cost $124,726,141) .............................................    124,074,433

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
   HELD (2.5%)
   (Cost ($3,125,000))
$(3,125)  Notes with interest rates ranging from 1.60% to 1.64% at
          June 30, 2008 and contractual maturities of collateral
          ranging from 2023 to 2025 (h) ............................     (3,125,000)
                                                                       ------------
TOTAL NET INVESTMENTS 98.4%

   (Cost $121,601,141) .............................................    120,949,433

OTHER ASSETS IN EXCESS OF LIABILITIES 1.6% .........................      1,928,286
                                                                       ------------
NET ASSETS 100.0% ..................................................   $122,877,719
                                                                       ============

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b)  Variable Rate Coupon

(c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)  Underlying security related to Inverse Floaters entered into by the Trust.

(e) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.2% of net assets.

(f)  Escrowed to Maturity

(g) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(h) Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2008.

AGL      - Assured Guaranty Ltd.
AMBAC    - AMBAC Indemnity Corp.
AMT      - Alternative Minimum Tax
CIFG     - CDC IXIS Financial Guaranty
FGIC     - Financial Guaranty Insurance Co.
FSA      - Financial Security Assurance Inc.
GTY AGMT - Guarantee Agreement
MBIA     - Municipal Bond Investors Assurance Corp.
Radian   - Radian Asset Assurance
XLCA     - XL Capital Assurance Inc.

VAN KAMPEN MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                                  COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS   119.6%
         ALABAMA   0.9%
$  2,000 Birmingham Baptist Med Ctr AL
            Spl Care Fac Fin Auth Rev
            Baptist Hlth Sys Inc Ser A ........................................        5.000%      11/15/30     $   1,746,440
     900 Huntsville Redstone Vlg, AL Spl
            Care Fac Fin Auth Redstone Vlg
            Proj ..............................................................        5.500       01/01/43           742,518
       3 Mobile, AL Indl Dev Brd Solid
            Waste Disp Rev Mobile Energy
            Svc Co Proj Rfdg ..................................................        6.950       01/01/20               291
   3,000 University AL At Birmingham
            Hosp Rev Ser A (h) ................................................        5.750       09/01/22         3,116,790
                                                                                                                -------------
                                                                                                                    5,606,039
                                                                                                                -------------
         ALASKA   0.2%
   2,000 Northern Tob Sec Corp Rev Bkd
            Ser A .............................................................        5.000       06/01/46         1,493,320
                                                                                                                -------------

         ARIZONA   3.2%
   1,000 Flagstaff, AZ Indl Dev Auth Rev
            Sr Living Cmnty Northn AZ
            Rfdg ..............................................................        5.700       07/01/42           843,750
   7,000 Glendale, AZ Indl Dev Auth Rfdg ......................................        5.000       12/01/35         6,063,610
   1,000 Phoenix, AZ Civic Impt Corp Arpt
            Rev Sr Lien Ser B (AMT) ...........................................        5.250       07/01/19         1,005,020
   5,000 Phoenix, AZ Civic Impt Corp Arpt
            Rev Sr Lien Ser B (FGIC Insd) (AMT) ...............................        5.250       07/01/32         4,695,250
   1,600 Pima Cnty, AZ Indl Dev Auth Wtr
            & Waste Wtr Rev Global Wtr
            Resh LLC Proj (AMT) ...............................................        6.550       12/01/37         1,452,400
     550 Pinal Cnty, AZ Elec Dist 4 Elec
            Sys Rev ...........................................................        6.000       12/01/23           564,322
     740 Pinal Cnty, AZ Elec Dist 4 Elec
            Sys Rev ...........................................................        6.000       12/01/28           746,512

   2,000 Scottsdale, AZ Indl Dev Auth
            Hosp Rev Hlthcare Rfdg ............................................        5.250       09/01/30         1,961,340
   2,750 University of AZ Med Ctr Corp ........................................        5.000       07/01/35         2,438,040
                                                                                                                -------------
                                                                                                                   19,770,244
                                                                                                                -------------
         CALIFORNIA   15.8%
   4,870 Anaheim, CA Pub Fin Auth Lease
            Rev Cap Apprec Sub Pub Impt
            Proj Ser C (FSA Insd) .............................................          *         09/01/20         2,657,413
   5,000 Anaheim, CA Redev Agy Tax
            Alloc Rfdg Merged Redev Proj
            Area Ser A (FSA Insd) (a) .........................................        5.000       02/01/31         5,052,950
   3,030 Bay Area Toll Auth CA Toll Brdg
            Rev San Francisco Bay Area
            Ser C (AMBAC Insd) (c) (i) ........................................        7.000       04/01/37         3,030,000
   1,875 California Cnty, CA Tob Agy Tob
            Sec Sonoma Cnty Corp Rfdg .........................................        5.250       06/01/45         1,469,269
   2,000 California Cnty, CA Tob Sec Agy
            Tob LA Cnty Sec (b) ...............................................      0/5.250       06/01/21         1,532,200
   6,690 California Hsg Fin Agy Rev Home
            Mtg Ser I (AMT) (a) ...............................................        4.800       08/01/36         6,634,121
  10,000 California Infrastructure & Econ
            Dev Bk Rev Bay Area Toll Brdgs
            First Lien A (FSA Insd)
            (Prerefunded @ 7/01/13) (a) .......................................        5.250       07/01/20        10,919,050
   2,000 California Pollutn Ctl Fin Auth
            Solid Waste Disp Rev Waste
            Svc Inc Rfdg Ser A (AMT) ..........................................        4.500       06/01/18         1,992,740
  13,155 California St Dept Wtr Res Pwr
            Supply Rev Ser A (MBIA
            Insd) (a) .........................................................        5.250       05/01/20        14,270,515
   3,500 California St Pub Wks Brd Lease
            Rev Dept Corrections Ser C ........................................        5.250       06/01/28         3,535,980
   1,000 California Statewide Cmnty Dev
            Auth Rev Front Porch Cmnty &
            Svc Ser A (d) .....................................................        5.125       04/01/37           888,190
   1,250 California Statewide Cmnty Dev
            Auth Rev CA Baptist Univ Ser A ....................................        5.500       11/01/38         1,108,437
   2,250 California Statewide Cmnty Dev
            Auth Rev Windrush Sch .............................................        5.500       07/01/37         1,948,837

   1,610 Desert Hot Springs, CA Redev
            Agy Tax Alloc Merged Redev
            Proj Ser A-2 ......................................................        5.000       09/01/23         1,571,441
   3,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg
            (MBIA Insd) .......................................................          *         01/15/17         1,838,580
  21,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg .......................................          *         01/15/24         8,050,770
  15,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg .......................................          *         01/15/30         3,809,250
   8,000 Golden St Tob Securitization Ser
            A-1 ...............................................................        5.750       06/01/47         6,808,240
   2,000 Hesperia, CA Pub Fin Auth Rev
            Redev & Hsg Proj Ser A (XLCA
            Insd) .............................................................        5.000       09/01/37         1,770,920
   1,650 Quechan Indian Tribe Ft Yuma
            Indian Reservation CA & Govt
            Proj ..............................................................        7.000       12/01/27         1,600,236
   1,500 Southern CA Pub Pwr Auth Nat
            Gas Proj No 1 Ser A ...............................................        5.250       11/01/21         1,498,755
   4,365 Southern CA Pub Pwr Auth Pwr
            Proj Rev Rfdg Sub Palo Verde
            Proj Ser C (AMBAC Insd) (c) .......................................        8.000       07/01/17         4,365,000
   5,000 Tobacco Sec Auth Southn CA
            Tob Settlement Sr Ser A-1 .........................................        5.000       06/01/37         3,935,550
   1,600 Turlock, CA Hlth Fac Rev
            Emanuel Med Ctr Inc ...............................................        5.375       10/15/34         1,444,992
   5,000 West Contra Costa CA Uni
            Election of 2002 Ser B (FSA
            Insd) .............................................................        5.000       08/01/26         5,075,400
                                                                                                                -------------
                                                                                                                   96,808,836
                                                                                                                -------------
         COLORADO   5.9%
   2,840 Adams Cnty, CO Single Family
            Mtg Rev Ser A (e)(f) ..............................................        8.875       08/01/10         3,183,754
   5,000 Arapahoe Cnty, CO Wtr & Waste
            Proj Ser A (MBIA Insd) ............................................        5.125       12/01/32         5,051,900

   5,000 Colorado Ed & Cultural Fac Auth
            Rev Impt Charter Sch Peak to
            Peak Rfdg (XLCA Insd) .............................................        5.250       08/15/34         5,003,300
   3,000 Colorado Hlth Fac Auth Rev
            Amern Baptist Home Ser A ..........................................        5.900       08/01/37         2,625,780
   3,000 Colorado Hlth Fac Auth Rev
            Covenant Retirement Cmnty Inc .....................................        5.000       12/01/35         2,493,810
   1,000 Colorado Hlth Fac Auth Rev
            Evangelical Lutheran Ser A ........................................        5.250       06/01/34           940,680
   5,000 Colorado Hlth Fac Auth Rev
            Poudre Valley CO Hlth Fac Auth
            Hosp Ser A (FSA Insd) .............................................        5.200       03/01/31         5,085,400
   6,000 Denver, CO City & Cnty Just
            Sys (a) ...........................................................        5.000       08/01/24         6,300,480
   1,500 Denver, CO City & Cnty Just
            Sys (a) ...........................................................        5.000       08/01/25         1,575,120
   2,000 Lincoln Pk, CO Metro Dist Rfdg &
            Impt ..............................................................        6.200       12/01/37         2,024,760
     500 Montezuma Cnty, CO Hosp Dist
            Hlth Fac Enterprise Hosp Rfdg .....................................        5.900       10/01/37           440,320
   1,830 North Range Metro Dist No 2 CO
            Ltd Tax ...........................................................        5.500       12/15/27         1,574,440
                                                                                                                -------------
                                                                                                                   36,299,744
                                                                                                                -------------
         CONNECTICUT   0.5%
   1,000 Connecticut St Dev Auth Hlth Fac
            Rev Alzheimers Res Ctr Conn
            Inc Proj (Acquired 7/16/07,
            Cost $1,000,000) (g) ..............................................        5.500       08/15/27           862,430
     575 Connecticut St Dev Auth Solid
            Waste Disp Fac Rev Pwr LLC
            Proj Ser A (AMT) ..................................................        5.750       11/01/37           564,161
   1,500 Connecticut St Hlth & Ed Fac
            Auth Rev Hosp for Spl Care Ser
            C (Radian Insd) ...................................................        5.250       07/01/37         1,454,400
                                                                                                                -------------
                                                                                                                    2,880,991
                                                                                                                -------------
         DELAWARE   0.1%
     630 New Castle Cnty, DE Rev Newark
            Charter Sch Inc Proj ..............................................        5.000       09/01/22           571,221
                                                                                                                -------------

         DISTRICT OF COLUMBIA   2.9%
   5,600 District Columbia Rev George
            Washington Univ Ser B (MBIA
            Insd) (c) .........................................................        7.750       09/15/29         5,600,000
   5,150 District Columbia Tax Incrmnt
            Gallery Place Proj (FSA Insd) .....................................        5.250       07/01/27         5,257,892
   4,000 District Columbia Wtr & Swr Auth
            Pub Util Rev Sub Lien (FSA
            Insd) (a) .........................................................        5.500       10/01/41         4,213,020
   3,000 Metropolitan Washington DC Arpt
            Auth Sys Ser A (FGIC Insd)
            (AMT) .............................................................        5.250       10/01/32         2,861,340
                                                                                                                -------------
                                                                                                                   17,932,252
                                                                                                                -------------
         FLORIDA   6.2%
   1,000 Alachua Cnty, FL Indl Dev Rev
            North FL Retirement Vlg ...........................................        5.250       11/15/17           939,910
   1,000 Alachua Cnty, FL Indl Dev Rev
            North FL Retirement Vlg ...........................................        5.875       11/15/36           886,330
   5,000 Broward Cnty, FL Arpt Sys Rev
            Ser J-I (AMBAC Insd) (AMT) ........................................        5.250       10/01/26         4,862,300
   1,100 Capital Tr Agy FL Rev Ft
            Lauderdale Proj (AMT) .............................................        5.750       01/01/32           976,217
     570 Escambia Cnty, FL Hlth Fac Auth
            Rev (AMBAC Insd) ..................................................        5.950       07/01/20           599,486
   2,465 Fiddlers Creek Cmnty Dev Dist No
            1 FL Spl Assmt Rev ................................................        6.000       05/01/38         2,081,323
   1,305 Florida St Tpk Auth Rev Rfdg
            Dept Trans Ser A (a) ..............................................        5.000       07/01/26         1,331,669
   1,325 Florida St Tpk Auth Rev Rfdg
            Dept Trans Ser A (a) ..............................................        5.000       07/01/27         1,352,078
   1,440 Florida St Tpk Auth Rev Rfdg
            Dept Trans Ser A (a) ..............................................        5.000       07/01/28         1,469,428
   2,500 Florida St Tpk Auth Rev Rfdg
            Dept Trans Ser A (a) ..............................................        5.000       07/01/32         2,551,090
   5,000 Grand Bay At Doral Cmnty Dev
            Dist FL Ser B .....................................................        6.000       05/01/17         4,378,700
   1,000 Halifax Hosp Med Ctr FL Hosp
            Rev Impt Rfdg Ser A ...............................................        5.250       06/01/26           953,080

   1,375 Lakeland, FL Retirement Cmnty
            1st Mtg Carpenters Acc Inv
            Rfdg (Acquired 4/25/08,
            Cost  $1,375,00) (g) ..............................................        5.875       01/01/19         1,373,405
   1,000 Main Str Cmnty Dev Dist FL Cap
            Impt Rev Ser B ....................................................        6.900       05/01/17           976,370
   1,750 Orange Cnty, FL Hlth Fac Auth
            Rev First Mtg Orlando Lutheran
            Tower .............................................................        5.500       07/01/38         1,461,390
     800 Palm Beach Cnty, FL Hlth Fac
            Auth Rev Waterford Proj ...........................................        5.875       11/15/37           748,624
   2,200 Putnam Cnty, FL Dev Auth Pollutn
            Ctl Rev Rfdg Seminole Proj Ser
            A (AMBAC Insd) ....................................................        5.350       03/15/42         2,171,730
     495 Reunion East Cmnty Dev Dist FL
            Spl Assmt .........................................................        5.800       05/01/36           402,321
   1,675 Sarasota Cnty, FL Hlth Fac Auth
            Retirement Fac Rev Vlg on the
            Isle Proj Rfdg ....................................................        5.500       01/01/27         1,517,081
   3,000 Seminole Tribe, FL Spl Oblig Rev
            Ser A (d) .........................................................        5.250       10/01/27         2,734,320
   1,435 Seven Oaks, FL Cmnty Dev Dist II
            Spl Assmt Rev Ser A ...............................................        6.400       05/01/34         1,452,564
     400 Tolomato Cmnty Dev Dist FL Spl
            Assmt .............................................................        6.550       05/01/27           391,704
   1,225 Tolomato Cmnty Dev Dist FL Spl
            Assmt .............................................................        6.650       05/01/40         1,187,882
   1,000 World Comm Cmnty Dev Dist FL
            Spl Assmt .........................................................        5.500       05/01/38           783,840
                                                                                                                -------------
                                                                                                                   37,582,842
                                                                                                                -------------
         GEORGIA   0.6%
   2,000 Atlanta, GA Tax Allocation
            Eastside Proj Ser B ...............................................        5.600       01/01/30         1,792,420
   2,000 Putnam Cnty, GA Dev Auth
            Pollutn CTL Rev GA Pwr
            Co-1st ............................................................        5.100       06/01/23         1,979,340
                                                                                                                -------------
                                                                                                                    3,771,760
                                                                                                                -------------
         HAWAII   1.4%
   8,125 Hawaii St Ser DK .....................................................        5.000       05/01/23         8,483,963
                                                                                                                -------------

         IDAHO   1.3%
     675 Idaho Hlth Fac Auth Rev Vly Vista
            Care Corp Rfdg ....................................................        6.125       11/15/27           628,331
   3,750 Idaho Hsg & Fin Assn Single
            Family Mtg Rev Class I Ser E-1
            (AMT) .............................................................        4.900       07/01/38         3,380,662
   2,000 Idaho Hsg & Fin Assn Single
            Family Mtg Rev Ser A (AMT) ........................................        5.750       07/01/39         2,002,660
   2,000 Idaho Hsg & Fin Assn Single
            Family Mtg Rev Ser A (AMT) ........................................        5.850       07/01/36         1,988,540
                                                                                                                -------------
                                                                                                                    8,000,193
                                                                                                                -------------
         ILLINOIS   9.6%
   2,250 Bartlett, IL Tax Increment Rev Sr
            Lien Quarry Redev Proj Rfdg .......................................        5.600       01/01/23         2,137,545
   1,500 Bolingbrook, IL Sales Tax Rev
            Bolingbrook (b) ...................................................      0/6.250       01/01/24         1,466,850
     500 Chicago, IL Increment Alloc Rev
            Diversey Narragansett Proj
            (Acquired 8/01/06, Cost
            $533,660) (g) .....................................................        7.460       02/15/26           507,685
   3,000 Chicago, IL Lakefront Millennium
            Pkg Fac (MBIA Insd)
            (Prerefunded @ 1/01/12) ...........................................        5.650       01/01/19         3,280,200
   1,000 Chicago, IL Met Wtr Reclamation
            Capital Impt Bonds (e) ............................................        7.000       01/01/11         1,061,620
   3,000 Chicago, IL O'Hare Intl Arpt Rev
            Ser A (FSA Insd) (a) ..............................................        5.000       01/01/33         3,006,765
   1,200 Chicago, IL Proj Rfdg Ser C
            (FGIC Insd) (f) ...................................................        5.750       01/01/16         1,263,816
     805 Chicago, IL Tax Increment Alloc
            Santn Drain & Ship Canal Ser A ....................................        7.750       01/01/14           814,282
   1,000 Gilberts, IL Spl Svc Area No 19
            Spl Tax Ser 1 .....................................................        5.375       03/01/16           752,020
   3,000 Hampshire, IL Spl Svc Area No 17
            Spl Tax Crown Dev Proj
            Oakstead Ser A ....................................................        6.000       03/01/45         2,492,520
   1,115 Huntley, IL Increment Alloc Rev
            Huntley Redev Proj Ser A ..........................................        8.500       12/01/15         1,127,544

   1,500 Illinois Fin Auth Rev Christian
            Homes Inc Rfdg Ser A ..............................................        5.750       05/15/31         1,300,515
   1,000 Illinois Fin Auth Rev Kewanee
            Hosp Proj .........................................................        5.100       08/15/31           806,240
   4,700 Illinois Fin Auth Rev Resurrection
            Hlthcare (FSA Insd) (a) ...........................................        5.000       05/15/15         4,894,225
   5,100 Illinois Fin Auth Rev Resurrection
            Hlthcare (FSA Insd) (a) ...........................................        5.000       05/15/17         5,274,097
   5,050 Illinois Fin Auth Rev Resurrection
            Hlthcare (a) ......................................................        5.000       05/15/18         5,197,859
   1,000 Illinois Fin Auth Rev Rfdg Fairview
            Oblig Grp Ser A ...................................................        5.500       08/15/18           946,780
     250 Illinois Fin Auth Rev Rfdg Fairview
            Oblig Grp Ser A ...................................................        6.000       08/15/22           236,883
   1,500 Illinois Fin Auth Rev Rfdg Fairview
            Oblig Grp Ser A ...................................................        6.125       08/15/28         1,406,865
   1,000 Illinois Fin Auth Rev Sherman Hlth
            Sys 2007 Ser A ....................................................        5.500       08/01/37           938,050
   5,000 Illinois St Ser 1 (FSA Insd) .........................................        5.250       12/01/21         5,245,750
   1,500 Metropolitan Pier & Expo Auth IL
            Dedicated St Tax McCormick Pl
            Expn Proj A Rfdg ..................................................        5.500       06/15/27         1,500,435
   9,250 Metropolitan Pier & Expo Auth IL
            Dedicated St Tax Rev Cap
            Apprec McCormick Rfdg (MBIA
            Insd) (b) .........................................................      0/5.400       06/15/19         8,057,027
   1,746 Pingree Grove Village, IL Spl Svc
            Area No 1 Spl Tax Cambridge
            Lakes Proj Ser 05 .................................................        5.250       03/01/15         1,686,339
   1,500 Plano, IL Spl Svc Area No 6 Spl
            Tax Lakewood Springs Club
            Proj ..............................................................        5.800       03/01/37         1,289,115
     549 Volo Vlg, IL Spl Svc Area No 3
            Symphony Meadows Proj Ser 1 .......................................        6.000       03/01/36           486,139
     425 Will-Kankakee Regl Dev Auth IL
            Multi-Family Hsg Rev Sr Estates
            Supportive Living (AMT) ...........................................        7.000       12/01/42           408,208

     991 Yorkville, IL Utd City Spl Svc Area
            Spl Tax No 2004-107 Raintree
            Vlg IL Proj .......................................................        6.250       03/01/35           920,193
                                                                                                                -------------
                                                                                                                   58,505,567
                                                                                                                -------------
         INDIANA   1.6%
   4,350 Indiana Hlth & Ed Fac Fin Auth
            Hosp Rev Cmnty Fndtn
            Northwest IN ......................................................        5.500       03/01/37         3,859,102
   1,830 Indiana Hlth Fac Fin Auth Rev
            Hoosier Care Proj Ser A ...........................................        7.125       06/01/34         1,834,941
   1,500 Indianapolis, IN Arpt Auth Rev
            Rfdg Spl Fac Fed Ex Corp Proj
            (GTY AMT:  Federal Express Co)
            (AMT) .............................................................        5.100       01/15/17         1,426,320
     550 Indianapolis, IN Loc Pub Impt Ser D ..................................        6.750       02/01/14           609,213
     140 Saint Joseph Cnty, IN Redev Dist
            Tax Increment Rev Ser B (f) .......................................          *         06/30/11           111,543
     140 Saint Joseph Cnty, IN Redev Dist
            Tax Increment Rev Ser B (f) .......................................          *         06/30/12           103,309
     135 Saint Joseph Cnty, IN Redev Dist
            Tax Increment Rev Ser B (f) .......................................          *         06/30/13            92,270
     130 Saint Joseph Cnty, IN Redev Dist
            Tax Increment Rev Ser B (f) .......................................          *         06/30/14            82,302
     130 Saint Joseph Cnty, IN Redev Dist
            Tax Increment Rev Ser B (f) .......................................          *         06/30/15            76,232
     135 Saint Joseph Cnty, IN Redev Dist
            Tax Increment Rev Ser B (f) .......................................          *         06/30/16            73,325
     225 Saint Joseph Cnty, IN Redev Dist
            Tax Increment Rev Ser B (f) .......................................          *         06/30/17           113,191
   1,500 Vigo Cnty, IN Hosp Auth Rev
            Union Hosp Inc (d) ................................................        5.500       09/01/27         1,330,035
                                                                                                                -------------
                                                                                                                    9,711,783
                                                                                                                -------------
         IOWA   1.4%
   1,125 Coralville, IA Ctf Partn Ser D .......................................        5.250       06/01/26         1,113,356
   1,100 Iowa Fin Auth Hlthcare Fac Rev
            Madrid Home Proj ..................................................        5.750       11/15/24           996,435
   2,400 Iowa Fin Auth Hosp Fac Rev
            Trinity Regl Hosp Proj (FSA
            Insd) .............................................................        5.750       07/01/17         2,430,600

   1,000 Jefferson Cnty, IA Hosp Rev
            Jefferson Cnty Hosp Proj Ser C ....................................        5.950       08/01/37           950,720
     225 Sibley, IA Hlthcare Fac Rev
            Osceola Cmnty Hosp Proj ...........................................        6.000       12/01/37           203,929
   1,000 Tobacco Settlement Auth IA Tob
            Settlement Rev Ser C ..............................................        5.375       06/01/38           812,240
   2,500 Tobacco Settlement Auth IA Tob
            Settlement Rev Ser C ..............................................        5.625       06/01/46         2,076,025
                                                                                                                -------------
                                                                                                                    8,583,305
                                                                                                                -------------
         KANSAS   1.2%
   1,000 Burlington, KS Environmental Impt
            Rev KC Rfdg Pwr LT Ser B
            (XLCA Insd) (c) ...................................................        5.000       12/01/23         1,009,000
   1,100 Labette Cnty, KS Hosp Rev Rfdg
            & Impt Ser A ......................................................        5.750       09/01/37         1,026,509
   3,000 Lenexa, KS Hlthcare Fac Rev
            Rfdg & Impt .......................................................        5.500       05/15/39         2,551,500
   1,600 Manhattan, KS Hlthcare Fac Rev
            Meadowlark Hills Retirement Ser A .................................        5.000       05/15/24         1,372,208
   1,000 Manhattan, KS Hlthcare Fac Rev
            Meadowlark Hills Retirement Ser A .................................        5.000       05/15/36           793,450
     400 Manhattan, KS Hlthcare Fac Rev
            Meadowlark Hills Retirement Ser B .................................        5.125       05/15/42           316,688
                                                                                                                -------------
                                                                                                                    7,069,355
                                                                                                                -------------
         LOUISIANA   1.5%
     500 Colonial Pinnacle Cmnty Dev Dist
            Dev ...............................................................        6.750       05/01/23           492,950
   1,375 Lakeshore Vlg Master Cmnty Dev
            Dist LA Spl Assmt .................................................        5.250       07/01/17         1,235,465
   6,000 Louisiana Pub Fac Auth Rev
            Christus Hlth Ser C-2 (AMBAC
            Insd) (c) (i) .....................................................        8.000       07/01/41         6,000,000
   1,550 Rapides Fin Auth LA Rev Cleco
            Pwr Proj (AMT) ....................................................        5.250       11/01/37         1,533,415
                                                                                                                -------------
                                                                                                                    9,261,830
                                                                                                                -------------

         MARYLAND   2.1%
   1,000 Baltimore, MD Spl Oblig Spc
            Oblig Ser A .......................................................        7.000       09/01/38           984,440
   4,500 Gaithersburg, MD Econ Dev Rev
            Asbury MD Oblig Group A ...........................................        5.125       01/01/36         3,956,445
   2,000 Howard Cnty, MD Retirement
            Cmnty Vantage House Fac Rfdg
            Ser B .............................................................        5.250       04/01/37         1,584,340
   5,605 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev Ser H
            (AMT) .............................................................        5.050       09/01/32         5,278,845
   1,250 Prince Georges Cnty, MD Spl
            Oblig Natl Harbor Proj ............................................        5.200       07/01/34         1,071,700
                                                                                                                -------------
                                                                                                                   12,875,770
                                                                                                                -------------
         MASSACHUSETTS   2.9%
   2,400 Massachusetts St Dev Fin Agy
            Rev Linden Ponds Inc Fac Ser A ....................................        5.750       11/15/35         2,099,304
     400 Massachusetts St Hlth & Ed Fac
            Auth Rev Ser G (MBIA Insd) ........................................        5.000       07/01/13           400,676
   2,000 Massachusetts St Hlth & Ed Fac
            Auth Rev Univ MA Mem Issue
            Ser D .............................................................        5.000       07/01/33         1,740,360
   2,650 Massachusetts St Indl Fin Agy
            Rev First Mtg Reeds Landing
            Proj (Prerefunded @ 10/01/08) (c)   7.550 .........................                    10/01/28         2,760,849
  10,000 Massachusetts St Rites PA 1290
            (FSA Insd) (a) ....................................................        5.000       03/01/24        10,826,150
                                                                                                                -------------
                                                                                                                   17,827,339
                                                                                                                -------------
         MICHIGAN   2.8%
   2,495 Iron River, MI Hosp Fin Auth Rev
            Rfdg Iron Cnty Cmnty Hosp .........................................        6.000       05/15/20         2,485,370
     650 Kent Hosp Fin Auth MI Rev
            Spectrum Hlth Ser A ...............................................        5.250       01/15/47           672,919
     375 Kent Hosp Fin Auth MI Rev
            Spectrum Hlth Ser A ...............................................        5.500       01/15/47           395,756
   5,000 Michigan St Strategic Fd Detroit
            Edison Co Proj Rfdg Ser C
            (XLCA Insd) (AMT) .................................................        5.450       12/15/32         4,753,850

   1,775 Michigan St Strategic Fd Solid
            Genesee Pwr Stad Proj Rfdg
            (AMT) .............................................................        7.500       01/01/21         1,726,205
   2,000 Michigan Tob Settlement Fin Auth
            Tob Settlement Asset Sr Ser A .....................................        6.000       06/01/48         1,718,400
   5,000 Western Townships MI Util Rfdg
            Ser A (MBIA Insd) .................................................        5.250       01/01/16         5,129,950
                                                                                                                -------------
                                                                                                                   16,882,450
                                                                                                                -------------
         MINNESOTA   1.6%
     450 Chisago, MN Hlthcare Fac Rev
            CDL Homes LLC Proj ................................................        6.000       08/01/42           424,242
   1,000 Columbia Heights, MN
            Multi-Family & Hlthcare Fac Rev
            Rfdg Crest View Corp Proj A .......................................        5.700       07/01/42           902,580
   1,000 Dakota Cnty, MN Cmnty Dev Agy
            Multi-Family Hsg Rev Commons
            Marice Proj Rfdg Ser A ............................................        5.000       05/01/42           788,320
     380 Duluth, MN Hsg & Redev Auth
            Hlthcare & Hsg Rev Benedictine
            Hlth Ctr Proj .....................................................        5.700       11/01/22           360,810
     750 Duluth, MN Hsg & Redev Auth
            Hlthcare & Hsg Rev Benedictine
            Hlth Ctr Proj .....................................................        5.875       11/01/33           698,918
     550 Inver Grove Heights, MN
            Presbyterian Homes Care Rfdg ......................................        5.500       10/01/33           525,756
   1,000 Meeker Cnty, MN Gross Rev
            Hosp Fac Mem Hosp Proj ............................................        5.750       11/01/37           929,260
   2,000 Minneapolis, MN Hsg & Hlthcare
            Fac Rev Providence Proj Rfdg
            Ser A .............................................................        5.625       10/01/27         1,811,160
     150 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks ..............................................................        6.000       10/01/27           144,599
     425 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks ..............................................................        6.000       10/01/33           401,013
     125 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks ..............................................................        6.125       10/01/39           118,750

   2,000 Saint Paul, MN Hsg & Redev Auth
            Hlthcare Fac Rev Hlth Partners
            Oblig Grp Proj ....................................................        5.250       05/15/36         1,812,980
     675 Saint Paul, MN Hsg & Redev Auth
            Hosp Rev Hlth East Proj ...........................................        6.000       11/15/35           649,957
                                                                                                                -------------
                                                                                                                    9,568,345
                                                                                                                -------------
         MISSOURI   4.5%
   1,000 Carthage, MO Hosp Rev ................................................        5.750       04/01/22           925,100
   1,000 Carthage, MO Hosp Rev ................................................        5.875       04/01/30           876,950
   3,000 Kansas City, MO Indl Dev Auth
            Plaza Lib Proj ....................................................        6.000       03/01/16         3,026,190
     500 Kansas City, MO Tax Increment
            Fin Comm Kansas City MO
            Maincor Proj Ser A ................................................        5.250       03/01/18           479,645
     700 Maryland Heights, MO Tax
            Increment Rev South Heights
            Proj Rfdg Ser A ...................................................        5.500       09/01/18           675,899
   2,275 Missouri Jt Muni Elec Util Comnty
            Pwr Proj Rev Plum Point Proj
            (MBIA Insd) .......................................................        5.000       01/01/26         2,205,339
   2,700 Missouri St Environmental Impt &
            Energy Res Auth Impt Pwr & LT
            Co Proj (AMT) .....................................................        4.900       05/01/38         2,653,209
   1,200 Missouri St Hlth & Ed Fac Auth
            Rev Sr Living Fac Lutheran
            Rfdg Ser B ........................................................        5.125       02/01/27         1,113,684
   3,325 Raytown, MO Annual Raytown
            Live Redev Plan Proj 1 ............................................        5.125       12/01/31         3,295,740
   1,300 Saint Louis Cnty, MO Indl Dev
            Auth Hlth Fac Rev Ranken
            Jordan Proj Rfdg ..................................................        5.000       11/15/35         1,034,579
   1,000 Saint Louis Cnty, MO Indl Dev
            Auth Sr Living Fac Rev
            Friendship Vlg West Cnty Ser A ....................................        5.375       09/01/21           950,550
   3,000 Saint Louis Cnty, MO Indl Dev
            Auth Sr Living Fac Rev
            Friendship Vlg West Cnty Ser A ....................................        5.500       09/01/28         2,782,620

     500 Saint Louis Cnty, MO Indl Dev
            Auth Sr Living Fac Rev Saint
            Andrews Res for Srs Ser A .........................................        6.375       12/01/30           471,045
   1,250 Saint Louis Cnty, MO Indl Dev
            Auth Sr Living Fac Rev Saint
            Andrews Res for Srs Ser A .........................................        6.375       12/01/41         1,159,313
     450 Saint Louis, MO Indl Dev Auth
            Tax Increment & Cmnty Impt
            Dist Loughborough Com Rfdg ........................................        5.750       11/01/27           421,317
     300 Saint Louis, MO Tax Increment
            Rev Scullin Redev Area Ser A ......................................       10.000       08/01/10           320,742
   2,745 Springfield, MO Pub Bldg Corp
            Leasehold Rev Ser B (AMBAC
            Insd) (AMT) (a) ...................................................        4.550       07/01/29         2,338,471
   3,355 Springfield, MO Pub Bldg Corp
            Leasehold Rev Ser B (AMBAC
            Insd) (AMT) (a) ...................................................        4.600       07/01/36         2,858,131
                                                                                                                -------------
                                                                                                                   27,588,524
                                                                                                                -------------
         NEVADA   1.3%
   4,770 Clark County, NV Indl Dev Rev
            Southwest Gas Corp Proj Ser A
            (BHAC Insd) (AMT) .................................................        4.750       09/01/36         4,131,869
     655 Mesquite, NV Spl Impt Dist No
            07-01 Loc Impt-Anthem at
            Mesquite ..........................................................        5.850       08/01/18           632,959
     560 Mesquite, NV Spl Impt Dist No
            07-01 Loc Impt-Anthem at
            Mesquite ..........................................................        6.000       08/01/27           503,373
   2,490 Reno, NV Hosp Rev Renown Regl
            Med Ctr Proj Ser A (a) ............................................        5.250       06/01/37         2,318,050
                                                                                                                -------------
                                                                                                                    7,586,251
                                                                                                                -------------
         NEW HAMPSHIRE   0.3%
     170 New Hampshire Higher Ed & Hlth
            Fac Auth Rev Daniel Webster
            College Issue Rfdg (f) ............................................        6.100       07/01/09           171,148
     525 New Hampshire St Business Fin
            Auth Elec Fac Rev Plymouth
            Cogeneration (AMT) (Acquired
            6/29/93, Cost $513,855) (g) .......................................        7.750       06/01/14           528,050

   1,000 New Hampshire St Business Fin
            Auth Rev Alice Peck Day Hlth
            Sys Ser A (Prerefunded @
            10/01/09) .........................................................        6.875       10/01/19         1,067,400
                                                                                                                -------------
                                                                                                                    1,766,598
                                                                                                                -------------
         NEW JERSEY   7.0%
     375 Burlington Cnty, NJ Brdg Cmnty
            Econ Dev Rev The Evergreens
            Proj ..............................................................        5.625       01/01/38           339,045
   3,250 Landis, NJ Sew Auth Swr Rev
            (FGIC Insd) (j) ...................................................        6.820       09/19/19         3,840,558
   3,305 Middlesex Cnty, NJ Util Auth Swr
            Rev Rfdg Ser A (MBIA Insd) ........................................        6.250       08/15/10         3,425,566
   2,000 New Jersey Econ Dev Auth Cig Tax .....................................        5.750       06/15/34         1,947,380
     750 New Jersey Econ Dev Auth Ret
            Cmnty Rev Seabrook Vlg Inc
            Fac Rfdg ..........................................................        5.250       11/15/26           656,790
   1,000 New Jersey Hlthcare Fac Fin Auth
            Rev Saint Peters Univ Hosp
            Oblig .............................................................        5.750       07/01/37           967,160
   4,025 New Jersey St Hsg & Mtg Fin Agy
            Single Family Hsg Ser X
            (AMT) .............................................................        5.100       10/01/23         3,978,471
     565 New Jersey St Tpk Auth Tpk Rev
            Ser C (MBIA Insd) .................................................        6.500       01/01/16           654,982
   2,725 New Jersey St Tpk Auth Tpk Rev
            Ser C (MBIA Insd) (e) .............................................        6.500       01/01/16         3,077,097
   5,710 New Jersey St Trans Corp Ctf
            Fed Trans Admin Gnt Ser A
            (AMBAC Insd) ......................................................        5.750       09/15/10         5,878,959
  10,000 New Jersey St Trans Corp Ctf
            Fed Trans Admin Gnt Ser B
            (AMBAC Insd) (Prerefunded @
            9/15/10) ..........................................................        6.000       09/15/15        10,696,100
   2,000 Tobacco Settlement Fin Corp NJ
            Ser A1 ............................................................        4.750       06/01/34         1,509,400

   8,000 Tobacco Settlement Fin Corp NJ
            Ser A1 (a) ........................................................        5.000       06/01/41         6,057,720
                                                                                                                -------------
                                                                                                                   43,029,228
                                                                                                                -------------
         NEW YORK   8.0%
   5,000 Metropolitan Trans Auth NY Rev
            Ser B (FGIC Insd) .................................................        5.250       11/15/18         5,227,000
   5,000 New York City Hsg Dev
            Multi-Family Rev Hsg Ser K
            (AMT) .............................................................        5.000       11/01/37         4,623,950
   2,500 New York City Indl Dev Agy Civic
            Fac Rev Polytechnic Univ Proj
            (ACA Insd) ........................................................        5.250       11/01/37         2,247,200
   3,000 New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Ser A ...................................        6.250       03/01/15         2,990,010
   2,845 New York City Ser B (MBIA Insd) ......................................        5.875       08/01/15         3,012,542
  10,000 New York City Ser C (MBIA
            Insd) (a) .........................................................        5.000       06/15/27        10,241,650
  10,000 New York City Transitional Fin
            Auth Future Tax Secd Ser C
            (AMBAC Insd) (a) ..................................................        5.250       08/01/19        10,395,800
     750 New York Liberty Dev Corp Rev
            Natl Sports Museum Proj Ser A
            (Acquired 8/07/06, Cost
            $750,000) (g) .....................................................        6.125       02/15/19           741,818
   2,500 New York St Energy Resh & Dev
            Auth Gas Fac Rev (j) ..............................................        9.435       04/01/20         2,610,425
   3,000 New York St Energy Resh & Dev
            Auth Gas Fac Rev Brooklyn
            Union Gas Ser B (AMT) (j) .........................................       10.461       07/01/26         3,086,130
   2,600 New York St Urban Dev Corp Rev
            St Fac & Equip Sub Ser A-3-B
            (CIFG Insd) (c)(i) ................................................        2.000       03/15/33         2,600,000
   1,300 Seneca Nation Indians Cap Impt
            Auth NY Spl Oblig Ser A (d) .......................................        5.000       12/01/23         1,137,669
                                                                                                                -------------
                                                                                                                   48,914,194
                                                                                                                -------------

         NORTH CAROLINA   0.6%
   1,100 North Carolina Med Care Commn
            Hlthcare Fac Rev First Mtg
            Salemtowne Proj Rfdg ..............................................        5.100       10/01/30           942,007
   2,000 North Carolina Med Care Commn
            Retirement Fac Rev First Mtg
            Forest at Duke Rfdg ...............................................        5.125       09/01/27         1,930,040
   1,000 North Carolina Med Care Commn
            Retirement Fac Rev First Mtg
            Southminster Proj Ser A ...........................................        5.625       10/01/27           969,620
                                                                                                                -------------
                                                                                                                    3,841,667
                                                                                                                -------------
         NORTH DAKOTA   0.5%
   1,000 Grand Forks, ND Sr Hsg Rev
            4000 Vly Square Proj Rfdg .........................................        5.200       12/01/26           845,090
   1,125 Ward Cnty, ND Hlthcare Fac Rev
            Trinity Obligated Group Rfdg ......................................        5.125       07/01/25         1,059,829
   1,000 Ward Cnty, ND Hlthcare Fac Rev
            Trinity Obligated Group Rfdg ......................................        5.125       07/01/29           923,780
                                                                                                                -------------
                                                                                                                    2,828,699
                                                                                                                -------------
         OHIO   5.3%
   3,340 Adams Cnty Hosp Fac Impt Rev
            Adams Cnty Hosp Proj ..............................................        6.250       09/01/20         2,994,176
   6,000 Buckeye, OH Tob Settlement Fin
            Auth Sr Turbo Ser A-2 .............................................        5.875       06/01/30         5,346,900
   2,000 Buckeye, OH Tob Settlement Fin
            Auth Sr Turbo Ser A-2 .............................................        5.875       06/01/47         1,673,120
     500 Cuyahoga Cnty, OH Hlthcare &
            Indpt Living Fac Rev Eliza
            Jennings Sr Care Ser A ............................................        5.750       05/15/27           450,235
   6,000 Hamilton Cnty, OH Hlthcare Rev
            Life Enriching Cmnty Proj Rfdg
            Ser A .............................................................        5.000       01/01/37         5,000,760
   4,810 Lorain Cnty, OH Hosp Rev Fac
            Catholic Rmkt Ser H (AGL
            Insd) .............................................................        5.000       02/01/24         4,850,741
   3,000 Ohio St Higher Ed Fac Commn
            Rev Hosp Hlth Sys Inc Ser A
            (BHAC Insd) .......................................................        5.250       01/15/46         3,036,990

   2,865 Ohio St Hsg Fin Agy Residential
            Mtg Rev Mtg Bkd Sec Pgm Ser
            D (GNMA Collateralized)
            (AMT) (a) .........................................................        5.300       09/01/28         2,894,006
   5,045 Ohio St Hsg Fin Agy Residential
            Mtg Rev Mtg Bkd Sec Pgm Ser
            D (GNMA Collateralized)
            (AMT) (a) .........................................................        5.400       03/01/33         5,096,077
   1,000 Tuscarawas Cnty, OH Hosp Fac
            Rev Twin City Hosp Proj ...........................................        6.100       11/01/22           974,670
                                                                                                                -------------
                                                                                                                   32,317,675
                                                                                                                -------------
         OKLAHOMA   0.4%
   1,050 Chickasaw Nation, OK Hlth
            Sys (d) ...........................................................        6.250       12/01/32         1,036,350
   1,265 Oklahoma City, OK Pub Ppty Auth
            Hotel Tax Rev (FGIC Insd) .........................................        5.250       10/01/29         1,285,480
     195 Oklahoma Hsg Fin Agy Single
            Family Rev Mtg (GNMA
            Collateralized) (AMT) .............................................        7.997       08/01/18           208,654
                                                                                                                -------------
                                                                                                                    2,530,484
                                                                                                                -------------
         OREGON   0.8%
   4,000 Oregon Hlth Sciences Univ Insd
            Ser A (MBIA Insd) .................................................        5.250       07/01/22         4,133,240
   1,000 Port Morrow, OR Pollutn Ctl
            Portland Rfdg .....................................................        5.200       05/01/33         1,010,140
                                                                                                                -------------
                                                                                                                    5,143,380
                                                                                                                -------------
         PENNSYLVANIA   0.6%
   2,000 Allegheny Cnty, PA Hosp Dev
            Auth Rev Hlth Sys West PA Ser A ...................................        5.000       11/15/28         1,650,940
   1,885 Montgomery Cnty, PA Indl Dev
            Auth Rev Mtg Whitemarsh
            Continuing Care Proj ..............................................        6.250       02/01/35         1,722,702
                                                                                                                -------------
                                                                                                                    3,373,642
                                                                                                                -------------
         RHODE ISLAND   0.5%
   1,075 Rhode Island Hsg & Mtg Fin Corp
            Homeownership Oppty Ser 57-B
            (AMT) .............................................................        5.350       10/01/37         1,036,450

   1,810 Rhode Island St Econ Dev Corp
            Arpt Rev Ser A (AGL Insd)
            (AMT) .............................................................        5.250       07/01/28         1,740,659
     490 Rhode Island St Econ Dev Corp
            Rev (f) ...........................................................        7.250       07/01/10           492,793
                                                                                                                -------------
                                                                                                                    3,269,902
                                                                                                                -------------
         SOUTH CAROLINA   2.0%
     700 Piedmont Muni Pwr Agy SC Elec
            Rev Rfdg ..........................................................        5.000       01/01/25           690,718
   2,000 Piedmont Muni Pwr Agy SC Elec
            Ser A-2 ...........................................................        5.000       01/01/24         1,976,640
     500 South Carolina Jobs Econ Dev
            Auth Hlth Fac Rev First Mtg
            Wesley Commons Rfdg ...............................................        5.125       10/01/26           435,190
     500 South Carolina Jobs Econ Dev
            Auth Hlthcare Fac Rev First Mtg
            Lutheran Homes Rfdg ...............................................        5.000       05/01/12           490,155
     500 South Carolina Jobs Econ Dev
            Auth Hlthcare Fac Rev First Mtg
            Lutheran Homes Rfdg ...............................................        5.125       05/01/13           487,380
     200 South Carolina Jobs Econ Dev
            Auth Hlthcare Fac Rev Rfdg
            First Mtg Lutheran Homes ..........................................        5.000       05/01/15           188,100
   1,000 South Carolina Jobs Econ Dev
            Auth Hlthcare Fac Rev Rfdg
            First Mtg Lutheran Homes ..........................................        5.625       05/01/42           838,470
   1,000 South Carolina Jobs Econ Dev
            Auth Rev Woodlands at Furman
            Proj Ser A ........................................................        6.000       11/15/27           927,120
   5,165 South Dakota Hsg Dev Auth
            Homeownership Mtg Ser E
            (AMT) (a) .........................................................        4.625       05/01/36         4,482,142
   2,000 Tobacco Settlement Rev Mgmt
            Auth SC Tob Settlement Rev
            Rfdg ..............................................................        5.000       06/01/18         1,953,020
                                                                                                                -------------
                                                                                                                   12,468,935
                                                                                                                -------------

         SOUTH DAKOTA   0.2%
   1,250 South Dakota St Hlth & Ed Fac
            Auth Rev Sioux Vly Hosp & Hlth
            Sys A .............................................................        5.250       11/01/34         1,234,100
                                                                                                                -------------

         TENNESSEE   0.9%
   1,000 Chattanooga, TN Hlth Ed & Hsg
            Fac Brd Rev CDFI Phase I LLC
            Proj Rfdg Ser A ...................................................        5.000       10/01/25           887,930
   4,000 Elizabethton, TN Hlth & Ed Fac
            Brd Rev Rfdg Ser B (MBIA
            Insd) (Prerefunded @ 7/01/12) .....................................        7.750       07/01/29         4,726,800
                                                                                                                -------------
                                                                                                                    5,614,730
                                                                                                                -------------
         TEXAS   12.3%
   2,815 Alliance Arpt Auth Inc TX Spl Fac
            Rev FedEx Corp Proj Rfdg
            (AMT) .............................................................        4.850       04/01/21         2,524,436
     450 Angelina & Neches Riv Auth TX
            Indl Dev Corp Environmental
            Aspen Pwr LLC Proj Ser A
            (AMT) .............................................................        6.500       11/01/29           362,349
     500 Bexar Cnty, TX Hlth Fac Dev Corp
            Hosp Rev Saint Luke's Lutheran
            Hosp (e) ..........................................................        7.000       05/01/21           628,390
   5,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A
            (BHAC Insd) (AMT) .................................................        5.500       11/01/31         5,023,750
     500 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Ser C (MBIA Insd)
            (AMT) .............................................................        5.750       11/01/18           502,620
   1,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Ser C (MBIA Insd)
            (AMT) .............................................................        6.000       11/01/23         1,006,400
   4,975 Harris Cnty, TX Hlth Fac Dev
            Corp Hosp Rev Baylor College
            Med Ser A-4 (AMBAC
            Insd) (c)(i) ......................................................        6.100       11/15/47         4,975,000
   1,750 Harris Cnty-Houston, TX Sports
            Auth Spl Rev Jr Lien Rfdg Ser B
            (MBIA Insd) .......................................................        5.250       11/15/40         1,643,425

   1,805 Hopkins Cnty, TX Hosp Dist Rev .......................................        5.500       02/15/23         1,750,236
  15,000 Lower CO Riv Auth TX Rev Rfdg
            Ser A (FSA Insd) (a) ..............................................        5.875       05/15/14        15,603,225
  12,500 Lower CO Riv Auth TX Rev Rfdg
            Ser A (FSA Insd) (a) ..............................................        5.875       05/15/15        13,002,688
   6,500 Lower CO Riv Auth TX Rev Rfdg
            Ser A (FSA Insd) (a) ..............................................        5.875       05/15/16         6,761,398
   1,250 Lufkin, TX Hlth Fac Dev Corp Hlth
            Sys Rev Mem Hlth Sys East TX ......................................        5.500       02/15/37         1,144,250
   2,000 Metropolitan Hlth Fac Dev Corp
            TX Wilson N Jones Mem Hosp
            Proj ..............................................................        7.200       01/01/21         2,029,780
   1,000 North TX Twy Auth Rev Rfdg Sys
            First Tier Ser A ..................................................        5.625       01/01/33         1,004,750
   2,000 North TX Twy Auth Rev Rfdg Sys
            First Tier Ser A ..................................................        6.000       01/01/23         2,126,480
     500 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Buckner Retirement
            Svc Inc Proj ......................................................        5.000       11/15/17           490,445
   2,200 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement CC Young
            Mem Hom Proj ......................................................        5.750       02/15/25         1,976,898
   1,500 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement CC Young
            Mem Hom Proj ......................................................        5.750       02/15/29         1,322,790
   1,750 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac
            Buckingham Sr Living Cmnty Inc ....................................        5.750       11/15/37         1,503,775
   5,000 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac
            Buckner Retirement Svc Inc
            Proj ..............................................................        5.250       11/15/37         4,465,800
     875 Texas St Dept Hsg & Cmnty
            Affairs Home Mtg Rev Coll Rfdg
            Ser C-2 (GNMA Collateralized)
            (AMT) (j) .........................................................       10.357       07/02/24           939,207

   4,000 Texas St Trans Commn Mobility
            Fd (a) ............................................................        5.000       04/01/28         4,121,160
                                                                                                                -------------
                                                                                                                   74,909,252
                                                                                                                -------------
         UTAH   2.6%
   1,340 Hildale, UT Elec Rev Gas Turbine
            Elec Fac Proj (k) .................................................        7.800       09/01/15           361,800
   1,000 Hildale, UT Elec Rev Gas Turbine
            Elec Fac Proj (k) .................................................        7.800       09/01/25           270,000
   1,000 Hildale, UT Elec Rev Gas Turbine
            Elec Fac Proj (k) .................................................        8.000       09/01/20           270,000
  11,000 Salt Lake City, UT Hosp Rev IHC
            Hosp Inc Rfdg .....................................................        6.150       02/15/12        11,798,050
   2,000 Utah Hsg Corp Single Family Mtg
            Rev Ser C-1 (AMT) .................................................        5.700       07/01/28         1,983,500
     600 Utah St Charter Sch Fin Auth
            Charter Sch Rev Channing Hall
            Ser A (d) .........................................................        5.750       07/15/22           565,524
     600 Utah St Charter Sch Fin Auth
            Charter Sch Rev Summit
            Academy Ser A .....................................................        5.800       06/15/38           562,464
                                                                                                                -------------
                                                                                                                   15,811,338
                                                                                                                -------------
         VERMONT   0.3%
   1,000 Vermont Econ Dev Auth Mtg Rev
            Wake Robin Corp Proj Ser A ........................................        5.375       05/01/36           841,970
   1,000 Vermont Ed & Hlth Bldg Fin Agy
            Rev Bennington College Proj .......................................        6.625       10/01/29           997,610
                                                                                                                -------------
                                                                                                                    1,839,580
                                                                                                                -------------
         VIRGINIA   2.1%
     896 Farms New Kent VA Cmnty Dev
            Auth Spl Assmt Ser A ..............................................        5.125       03/01/36           655,281
   1,300 Lexington, VA Indl Dev Auth
            Residential Care Fac Rev Mtg
            Kendal at Lexington Ser A .........................................        5.500       01/01/37         1,125,540
   1,000 Peninsula Town Ctr Cmnty Dev
            Auth VA Spl Oblig .................................................        6.450       09/01/37           909,500
   5,840 Virginia St Hsg Auth Dev Auth
            Rental Hsg Ser D (AMT) (a) ........................................        4.650       01/01/39         5,039,219
   4,000 Virginia St Hsg Auth Dev Auth Ser
            B (AMT) (a) .......................................................        4.850       01/01/36         3,653,284

   1,750 White Oak Vlg Shops VA Cmnty
            Dev Auth Spl Assmt Rev ............................................        5.300       03/01/17         1,671,950
                                                                                                                -------------
                                                                                                                   13,054,774
                                                                                                                -------------
         WASHINGTON   0.7%
     950 Kalispel Tribe Indians Priority Dist
            WA Rev ............................................................        6.625       01/01/28           885,713
   1,440 Skagit Cnty, WA Pub Hosp Dist
            No 001 Rev Skagit Vly Hosp ........................................        5.750       12/01/32         1,385,165
   1,000 Washington St Hlthcare Fac Auth
            Rev Multicare Hlth Sys Ser A
            (FSA Insd) ........................................................        5.250       08/15/28         1,016,430
   1,100 Washington St Hsg Fin Commn
            Nonprofit Rev Custodial
            Rcpts-Wesley Homes Ser 2007
            A (Acquired 5/07/08,
            Cost $1,100,000) (g) (h) ..........................................        6.000       01/01/27         1,085,502
                                                                                                                -------------
                                                                                                                    4,372,810
                                                                                                                -------------
         WEST VIRGINIA   0.4%
   1,000 Harrison Cnty, WV Cmnty Solid
            Waste Disp Rev Allegheny
            Energy Rfdg Ser D (AMT) ...........................................        5.500       10/15/37           953,140
     250 Ohio Cnty, WV Cnty Commn Tax
            Increment Rev Fort Henry
            Centre Fin Dist Ser A .............................................        5.850       06/01/34           247,518
   1,000 Pleasants Cnty, WV Pollutn Ctl
            Rev Cnty Comm Allegheny Rfdg
            Ser F .............................................................        5.250       10/15/37           960,930
                                                                                                                -------------
                                                                                                                    2,161,588
                                                                                                                -------------
         WISCONSIN   4.2%
   4,000 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev Ser A (a) ......................................        4.800       03/01/38         3,544,580
   8,125 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev Ser A
            (AMT) (a) .........................................................        5.300       09/01/23         8,147,818
   6,000 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev Ser C
            (AMT) (a) .........................................................        5.125       09/01/28         5,852,051
   8,000 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev Ser C
            (AMT) (a) .........................................................        5.200       03/01/38         7,802,734
                                                                                                                -------------
                                                                                                                   25,347,183
                                                                                                                -------------

         WYOMING   0.4%
   2,360 Wyoming Muni Pwr Agy Pwr
            Supply Ser A ......................................................        5.500       01/01/33         2,370,384
                                                                                                                -------------

TOTAL LONG-TERM INVESTMENTS   119.6%
 (Cost $758,282,203) ......................................................................................       730,862,067

TOTAL SHORT-TERM INVESTMENTS   1.3%
 (Cost $7,910,000) ........................................................................................         7,910,000
                                                                                                                -------------

TOTAL INVESTMENTS  120.9%
 (Cost $766,192,203) ......................................................................................       738,772,067

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (20.7%)
 (Cost ($126,310,000))

 (126,310) Notes with interest rates ranging from 1.53% to 2.46% at
              June 30, 2008 and contractual maturities of collateral
              ranging from  2014 to 2041 (l) ..............................................................      (126,310,000)
                                                                                                                -------------

TOTAL NET INVESTMENTS 100.2%
  (Cost $639,882,203) .....................................................................................       612,462,067


LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%) .............................................................        (1,087,869)
                                                                                                                -------------

NET ASSETS 100.0% .........................................................................................     $ 611,374,198
                                                                                                                =============



Percentages are calculated as a percentage of net assets.

*    Zero coupon bond
(a)  Underlying security related to Inverse Floaters entered into by the Fund.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c)  Variable Rate Coupon
(d) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(e)  Escrowed to Maturity
(f)  The Fund owns 100% of the outstanding bond issuance.
(g) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.8% of net assets.

(h)  Security purchased on a when-issued or delayed delivery basis.
(i) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.
(j)  Inverse Floating Rate
(k)  Non-income producing as security is in default.
(l) Floating Rate Notes. The interest rates shown reflect rates in effect at June 30, 2008.



ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                           COUPON   MATURITY       VALUE
------   -----------------------------------   ------   --------   ------------
         MUNICIPAL BONDS   97.7%
         NEW YORK   96.0%
$2,000   Albany, NY Indl Dev Agy Civic Fac
            Rev Albany Law Sch Univ Ser A       5.000%  07/01/31   $  1,832,580
   600   Albany, NY Indl Dev Agy Civic Fac
            Rev Saint Peters Hosp Proj Ser A    5.250   11/15/32        567,648
   400   Albany, NY Indl Dev Agy Civic Fac
            Rev Saint Peters Hosp Proj Ser D    5.750   11/15/27        411,944
 1,290   Albany, NY Indl Dev Agy Indl Dev
            Rev Albany College of
            Pharmacy Ser A                      5.625   12/01/34      1,216,457
   395   Dutchess Cnty, NY Indl Dev Agy
            Civic Fac Rev Elant Fishkill Inc
            Ser A                               5.250   01/01/37        324,943
 1,000   East Rochester, NY Hsg Auth
            Rev Sr Living Woodland Vlg
            Proj Rfdg                           5.500   08/01/33        865,410
 1,250   Erie Cnty, NY Indl Dev Agy Sch
            Fac Rev City of Buffalo Proj
            (FSA Insd)                          5.750   05/01/21      1,334,100
 1,250   Erie Cnty, NY Indl Dev Agy Sch
            Fac Rev City of Buffalo Proj
            (FSA Insd)                          5.750   05/01/22      1,334,337
 1,000   Erie Cnty, NY Tob Asset Sec
            Corp Ser A                          5.000   06/01/45        843,060
 1,530   Hempstead Town, NY Indl Dev
            Adelphi Univ Civic Fac              5.000   10/01/35      1,525,364
 1,250   Hempstead Town, NY Indl Dev
            Adelphi Univ Civic Fac              5.750   06/01/22      1,302,325
 1,290   Islip, NY Res Recovery Agy Res
            1985 Fac Ser E (FSA Insd)
            (AMT)                               5.750   07/01/22      1,337,317

 1,000   Livingston Cnty, NY Indl Dev Agy
            Civic Fac Rev Nicholas H Noyes
            Mem Hosp                            6.000   07/01/30        948,050
 1,000   Metropolitan Trans Auth NY Rev
            Rfdg Ser A (AMBAC Insd)             5.500   11/15/19      1,041,110
 1,500   Metropolitan Trans Auth NY Rev
            Ser A                               5.000   11/15/23      1,531,815
 1,000   Metropolitan Trans Auth NY Svc
            Contract Rfdg Ser A                 5.125   01/01/29      1,010,980
 1,000   Monroe Cnty, NY Indl Dev Agy
            Nazareth College Rochester
            Proj (MBIA Insd)                    5.250   10/01/21      1,029,800
 1,320   Montgomery Cnty, NY Indl Dev
            Agy Lease Rev HFM Boces Ser
            A (XLCA Insd)                       5.000   07/01/34      1,316,951
 2,000   Nassau Cnty, NY Indl Dev Agy
            Continuing Care Retirement
            Amsterdam at Harborside Ser A       6.700   01/01/43      2,005,980
 1,500   Nassau Cnty, NY Ser C (FSA
            Insd) (b)                           5.000   07/01/22      1,572,195
 1,500   New York City Hlth & Hosp Corp
            Rev Hlth Sys Ser A (FSA Insd)       5.500   02/15/18      1,571,805
 1,000   New York City Hlth & Hosp Corp
            Rev Hlth Sys Ser A (FSA Insd)       5.500   02/15/19      1,047,870
 2,000   New York City Hsg Dev Corp
            Multi-Family Hsg Rev Ser B1
            (AMT)                               5.150   11/01/37      1,932,360
 1,000   New York City Hsg Dev Corp
            Multi-Family Hsg Rev Ser E1
            (AMT)                               5.350   11/01/37        968,300
 2,500   New York City Hsg Dev Corp
            Multi-Family Hsg Rev Ser L
            (AMT)                               5.050   11/01/39      2,313,000
 1,000   New York City Hsg Dev Corp Ser A
            (AMT)                               5.500   11/01/34        995,780

   435   New York City Indl Dev Agy Civic
            Fac Rev Cmnty Res
            Developmentally Disabled            7.500   08/01/26        435,226
   500   New York City Indl Dev Agy Civic
            Fac Rev College of New
            Rochelle Proj                       5.750   09/01/17        508,245
 1,245   New York City Indl Dev Agy Civic
            Fac Rev Ctr for Nursing Ser B       5.375   08/01/27      1,062,147
 1,405   New York City Indl Dev Agy Fac
            Rev Royal Charter-NY
            Presbyterian (FSA Insd)             5.375   12/15/16      1,514,716
   500   New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Ser
            A                                   6.250   03/01/15        498,335
   500   New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Ser
            A                                   6.500   03/01/35        500,215
 1,125   New York City Indl Dev Agy Rev
            Liberty Iac/Interactive Corp        5.000   09/01/35        939,487
 2,000   New York City Indl Dev Agy Spl
            Fac Rev Term One Group Assn
            Proj (AMT) (c)                      5.500   01/01/19      2,038,270
 4,000   New York City Muni Fin Auth Wtr
            & Swr Sys Rev Ser D (c)             5.000   06/15/37      4,039,700
 1,400   New York City Muni Wtr Fin Auth
            Wtr & Swr Sys Rev Ser B             5.000   06/15/36      1,414,588
   500   New York City Muni Wtr Fin Ser B       6.000   06/15/33        534,210
 2,500   New York City Ser A                    5.500   08/01/20      2,646,050
 1,500   New York City Ser G                    5.000   08/01/24      1,537,995
 2,390   New York City Ser G                    5.000   12/01/28      2,425,276
 1,500   New York City Ser J                    5.000   03/01/24      1,534,035
 1,000   New York City Transitional
            Cultural Res Rev Amern
            Museum Nat History Rfdg Ser A
            (MBIA Insd)                         5.000   07/01/44      1,006,180

 1,335   New York City Transitional Fin
            Auth Rev Future Tax Secd Ser
            C (AMBAC Insd)                      5.250   08/01/21      1,373,141
 1,025   New York City Transitional Future
            Tax Secd Ser B                      5.500   02/01/15      1,084,686
 2,475   New York Cnty Tob Tr IV
            Settlement Pass Thru Ser A          5.000   06/01/45      2,084,989
   750   New York Liberty Dev Corp Rev
            Natl Sports Museum Proj Ser A
            (Acquired 08/07/06, Cost
            $750,000) (e)                       6.125   02/15/19        741,818
 2,000   New York St Dorm Auth Rev
            Catholic Hlth L I Oblig Group       5.000   07/01/27      1,960,340
 1,000   New York St Dorm Auth Rev City
            Univ Cons Third Ser 1 (FGIC
            Insd)                               5.250   07/01/25      1,020,890
 1,230   New York St Dorm Auth Rev City
            Univ Rfdg Ser D (FSA Insd)          5.750   07/01/12      1,309,778
   650   New York St Dorm Auth Rev City
            Univ Sys Cons Ser A                 5.625   07/01/16        713,518
 1,000   New York St Dorm Auth Rev City
            Univ Sys Cons Ser B                 6.000   07/01/14      1,070,760
 1,890   New York St Dorm Auth Rev Dept
            Ed (d)                              5.250   07/01/21      1,976,486
 1,000   New York St Dorm Auth Rev Insd
            Brooklyn Law Sch Ser B (XLCA
            Insd)                               5.375   07/01/23      1,032,930
 1,040   New York St Dorm Auth Rev Insd
            NY St Rehab Assn Ser A
            (AMBAC Insd) (d)                    5.500   07/01/15      1,109,534
 1,200   New York St Dorm Auth Rev
            Miriam Osborn Mem Home Ser
            B (ACA Insd)                        6.375   07/01/29      1,209,240
 2,000   New York St Dorm Auth Rev Mtg
            Montefiore Hosp (FHA Gtd)           5.000   08/01/33      1,994,240

 1,000   New York St Dorm Auth Rev Non
            St Supported Debt L I
            Jewish (c)                          5.000   11/01/26        965,045
 1,000   New York St Dorm Auth Rev Non
            St Supported Debt L I
            Jewish (c)                          5.000   11/01/34        965,045
 2,000   New York St Dorm Auth Rev Non
            St Supported Debt Mt Sinai
            NYU Hlth Ser C                      5.500   07/01/26      1,999,800
 3,000   New York St Dorm Auth Rev Non
            St Supported Debt NYU Hosp
            Ctr Ser A                           5.000   07/01/36      2,615,580
 1,000   New York St Dorm Auth Rev Non
            St Supported Debt Orange Reg
            Med Ctr                             6.500   12/01/21      1,034,730
 2,000   New York St Dorm Auth Rev Non
            St Supported Debt Providence
            Rest (ACA Insd)                     5.250   07/01/25      1,747,800
 1,000   New York St Dorm Auth Rev Non
            St Supported Debt Residential
            Institution For Children
            (SONYMA Insd)                       5.000   06/01/38        995,340
 1,500   New York St Dorm Auth Rev Non
            St Supported Debt Sch Dist Fin
            Prog Ser B (FSA Insd)               5.000   04/01/36      1,528,890
   750   New York St Dorm Auth Rev
            Nursing Home Menorah
            Campus (FHA Gtd)                    5.950   02/01/17        759,600
 1,000   New York St Dorm Auth Rev Secd
            Hosp North Gen Hosp Rfdg            5.750   02/15/18      1,073,390
   365   New York St Dorm Auth Rev
            St Supported Debt Mental Hlth
            Svc Ser B (MBIA Insd)               5.250   08/15/31        368,219
   500   New York St Energy Resh & Dev
            Auth Gas Fac Rev Brooklyn
            Union Gas Ser B (AMT) (f)          10.461   07/01/26        514,355

 1,000   New York St Environmental Fac
            Corp St Clean Wtr & Drinking
            Revolving Fd Pooled Fin Pgm
            Ser I                               5.250   09/15/19      1,052,460
 2,280   New York St Loc Assistance Corp
            Rfdg Ser E                          6.000   04/01/14      2,482,282
   620   New York St Mtg Agy Rev
            Homeowner Mtg Ser 82
            (AMT)                               5.650   04/01/30        640,423
   890   New York St Mtg Agy Rev
            Homeowner Mtg Ser 101
            (AMT)                               5.400   04/01/32        879,943
   500   New York St Urban Dev Corp Rev
            Correctional Fac Rfdg Ser A         5.500   01/01/14        536,795
 2,165   New York St Urban Dev Corp Rev
            St Fac & Equip Sub Ser A-3-B
            (CIFG Insd) (a)(g)                 12.000   03/15/33      2,165,000
   220   Oneida Cnty, NY Indl Dev Agy
            Civic Fac Saint Elizabeth Med
            Ser A                               5.875   12/01/29        207,548
 1,000   Rensselaer Cnty, NY Indl Dev Agy
            Indl Dev Rev Franciscan
            Heights LP Proj Ser A
           (AMT) (LOC: JPMorgan Chase Bank)     5.375   12/01/36      1,007,770
 1,000   Rockland Cnty, NY Solid Waste
            Ser B (AMBAC Insd) (AMT)            5.000   12/15/23        955,380
 1,000   Seneca Nation Indians Cap Impt
            Auth NY Spl Oblig Ser A (h)         5.000   12/01/23        875,130
 1,475   Suffolk Cnty, NY Indl Dev Agy
            Civic Fac Rev Eastrn Long
            Island Hosp Assn (h)                5.375   01/01/27      1,264,591
   825   Suffolk Cnty, NY Indl Dev Agy
            Civic Fac Rev Family Svc
            League Suffolk Cnty (LOC:
            Fleet National Bank)                5.000   11/01/34        829,975
   250   Syracuse, NY Indl Dev Agy Rev
            First Mtg Jewish Home Ser A         7.375   03/01/21        260,143
 2,000   Tobacco Settlement Fin Corp NY
            Ser B                               5.500   06/01/22      2,084,620

   325   Triborough Brdg & Tunl Auth NY
            Rev Gen Purp Ser A                  5.000   01/01/32        327,802
 2,000   Triborough Brdg & Tunl Auth NY
            Rev Gen Purp Ser A                  5.250   01/01/18      2,084,600
 1,090   Tsasc, Inc NY Ser 1                    5.000   06/01/34        946,240
 2,500   Tsasc, Inc NY Ser 1                    5.125   06/01/42      2,171,800
 1,000   Ulster Cnty, NY Res Recovery
            Agy Solid Waste Sys Rev Rfdg
            (AMBAC Insd)                        5.250   03/01/18      1,037,690
   160   Upper Mohawk Vly Regl Wtr Fin
            Auth NY Wtr Sys Rev (AMBAC
            Insd)                               5.750   04/01/20        167,189
   310   Utica, NY Indl Dev Agy Civic Fac
            Rev Utica College Proj Ser A        5.750   08/01/28        291,205
 1,000   Warren & Washington Cnty, NY
            Indl Dev Agy Civic Fac Rev
            Glens Falls Hosp Proj Ser A
            (FSA Insd)                          5.000   12/01/35      1,007,980
 1,000   Westchester Cnty, NY Indl Dev
            Agy Civic Fac Rev Guiding Eyes
            For The Blind                       5.375   08/01/24        996,010
   500   Westchester Cnty, NY Indl Dev
            Agy Mtg Kendal on Hudson Proj
            Ser A                               6.375   01/01/24        504,170
 2,000   Westchester Tob Asset Sec Corp
            NY                                  5.125   06/01/45      1,721,460
 1,000   Yonkers, NY Indl Dev Agy Civic
            Fac Rev Cmnty Dev Ppty
            Yonkers Inc Ser A (Prerefunded
            @ 2/01/11)                          6.625   02/01/26      1,090,070
                                                                   ------------
                                                                    115,654,576
                                                                   ------------
         PUERTO RICO 0.8%
 1,000   Puerto Rico Elec Pwr Auth Pwr
            Rev Ser WW                          5.500   07/01/21      1,040,980
                                                                   ------------

         U.S. VIRGIN ISLANDS 0.9%
 1,000   Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt Ser A        6.375   10/01/19      1,054,650
                                                                   ------------
TOTAL LONG-TERM INVESTMENTS 97.7%
   (Cost $119,961,984)                                              117,750,206
                                                                   ------------
SHORT-TERM INVESTMENTS 8.4%
Metropolitan Trans Auth NY Rev Ser G
   ($1,200,000 par, yielding 2.380%, 11/01/26 maturity) (a) (j)       1,200,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser C
   ($5,600,000 par, yielding 2.400%, 06/15/33 maturity) (a) (j)       5,600,000
New York City Ser E2 ($800,000 par, yielding 2.380%,
   08/01/21 maturity) (LOC: JPMorgan Chase Bank) (a) (j)                800,000
New York St Dorm Auth Rev Non St Supported Debt L I
   Univ ($2,500,000 par, yielding 7.750%, 09/01/36 maturity)
    (a) (j)                                                           2,500,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $10,100,000)                                                10,100,000
                                                                   ------------
TOTAL INVESTMENTS 106.1%
   (Cost $130,061,984)                                              127,850,206

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
   HELD (5.0%)
   (Cost ($6,000,000))
   (6,000) Notes with interest rates ranging from 1.58 to 1.68%
      at June 30, 2008 and contractual maturities of collateral
      ranging from 2019 to 2037 (i)                                  (6,000,000)
                                                                   ------------
TOTAL NET INVESTMENTS 101.1%
   (Cost $124,061,984)                                              121,850,206

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.1%)                        (1,347,700)
                                                                   ------------
NET ASSETS 100.0%                                                  $120,502,506
                                                                   ============

Percentages are calculated as a percentage of net assets.

(a)  Variable Rate Coupon

(b)  Security purchased on a when-issued or delayed delivery basis.

(c)  Underlying security related to Inverse Floaters entered into by the Fund.

(d)  The Fund owns 100% of the outstanding bond issuance.

(e) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets.

(f) Inverse Floating Rate. The interest rates shown reflect the rates in effect at June 30, 2008.

(g) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(h) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i) Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2008.

(j) Security includes a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified dates. The interest rate shown represents the current interest rate earned by the Fund based on the most recent reset date.

ACA    - American Capital Access
AMBAC  - AMBAC Indemnity Corp.
AMT    - Alternative Minimum Tax
CIFG   - CDC IXIS Financial Guaranty
FGIC   - Financial Guaranty Insurance Co.
FHA    - Federal Housing Administration
FSA    - Financial Security Assurance Inc.
LOC    - Letter of Credit
MBIA   - Municipal Bond Investors Assurance Corp.
SONYMA - State of New York Mortgage Agency
XLCA   - XL Capital Assurance Inc.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

  PAR
 AMOUNT
 (000)                     DESCRIPTION                       COUPON     MATURITY        VALUE
-------   ---------------------------------------------   -----------   --------   --------------
          MUNICIPAL BONDS 107.0%
          ALABAMA 0.9%
 $1,500   Alexander City, AL Spl Care Fac Fin Auth Med
             Fac Rev Russell Hosp Corp Ser A ..........         5.750%  12/01/36   $    1,408,335
  1,000   Butler, AL Indl Dev Brd Solid Waste Disp Rev
             Rfdg GA Pacific Corp Proj (AMT) ..........         5.750   09/01/28          810,970
  1,500   Colbert Cnty Northwest Auth Hlthcare Fac ....         5.750   06/01/27        1,436,595
  1,000   Huntsville Redstone Vlg, AL Spl Care Fac Fin
             Auth Redstone Vlg Proj ...................         5.500   01/01/28          866,040
  3,785   Huntsville Redstone Vlg, AL Spl Care Fac Fin
             Auth Redstone Vlg Proj ...................         5.500   01/01/43        3,122,701
    250   Huntsville Redstone Vlg, AL Spl Care Fac Fin
             Auth Ser A (Prerefunded @ 12/01/12) ......         8.250   12/01/32          301,062
  2,500   Huntsville/Carlton Cove, AL Carlton Cove Inc
             Proj Ser A (a) ...........................   7.000/4.375   11/15/17          948,875
      3   Mobile, AL Indl Dev Brd Solid Waste Disp Rev
             Mobile Energy Svc Co Proj Rfdg ...........         6.950   01/01/20              291
  1,395   Valley, AL Spl Care Fac Fin Auth Rev Lanier
             Mem Hosp Ser A ...........................         5.600   11/01/16        1,399,059
  1,750   Valley, AL Spl Care Fac Fin Auth Rev Lanier
             Mem Hosp Ser A ...........................         5.650   11/01/22        1,662,623
                                                                                   --------------
                                                                                       11,956,551
                                                                                   --------------
          ALASKA 0.3%
  1,000   Alaska Indl Dev & Expt Auth Williams Lynxs AK
             Cargoport (AMT) (Acquired 05/17/01,
             $1,000,000)(b) ...........................         7.800   05/01/14        1,025,650

  3,670   Juneau, AK City & Borough Rev Saint Ann's
             Care Ctr Proj ............................         6.875   12/01/25        3,598,655
                                                                                   --------------
                                                                                        4,624,305
          ARIZONA 2.9%                                                           --------------
  1,000   Arizona Hlth Fac Auth Rev Terraces Proj
             Ser A (Prerefunded @ 11/15/13) ...........         7.500   11/15/23        1,167,970
  1,250   Arizona Hlth Fac Auth Rev Terraces Proj
             Ser A (Prerefunded @ 11/15/13) ...........         7.750   11/15/33        1,494,100
  2,500   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
             Grande Regl Med Ctr Rfdg Ser A ...........         7.625   12/01/29        2,507,750
  5,525   Cochise Cnty, AZ Indl Dev Sierra Vista Cmnty
             Hosp Rfdg Ser A ..........................         6.750   12/01/26        5,549,586
    500   Flagstaff, AZ Indl Dev Auth Rev Living Cmnty
             Northn Cmnty Proj
             (Prerefunded @ 3/01/13) ..................         6.300   09/01/38          513,655
    970   Flagstaff, AZ Indl Dev Auth Rev Sr Living
             Cmnty Northn AZ Proj
             (Prerefunded @ 3/01/13) ..................         7.500   03/01/35        1,147,568
  2,700   Flagstaff, AZ Indl Dev Auth Rev Sr Living
             Cmnty Northn AZ Rfdg .....................         5.700   07/01/42        2,278,125
  1,500   Peoria, AZ Indl Dev Auth Rev Sierra Winds
             Life Rfdg Ser A ..........................         6.375   08/15/29        1,478,475
  2,525   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Choice
             Ed & Dev Corp Proj .......................         6.250   06/01/26        2,411,097
  1,590   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC
             Charter Schs Proj ........................         6.500   04/01/26        1,549,821
  2,805   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC
             Charter Schs Proj ........................         6.750   04/01/36        2,741,046
  4,225   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
             Premier & Air Co .........................         7.000   09/01/35        3,702,410

  1,865   Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones
             Charter Sch Proj .........................         6.750   11/01/33        1,592,822
    800   Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech
             High Sch Proj ............................         7.500   02/01/34          736,776
  6,000   Pima Cnty, AZ Indl Dev Auth Lease Rev
             Constellation Schs Proj ..................         7.000   01/01/38        5,696,520
  1,000   Pima Cnty, AZ Indl Dev Auth Rev La Posada at
             Pk Ctr Ser A .............................         7.000   05/15/27        1,007,330
  2,000   Pima Cnty, AZ Indl Dev Auth Wtr & Waste Rev
             Global Wtr Res LLC Proj (AMT) (Acquired
             12/15/06, Cost $2,000,000)(b) ............         5.600   12/01/22        1,733,460
    775   Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
             Assmt Rev Ser A ..........................         6.500   12/01/12          812,882
  1,980   Tucson, AZ Multi-Family Rev Hsg Catalina
             Asstd Living Ser A (AMT) .................         6.500   07/01/31        1,514,205
                                                                                   --------------
                                                                                       39,635,598
                                                                                   --------------
          CALIFORNIA 8.6%
  1,000   ABAG Fin Auth Nonprofit Corp CA Amern Baptist
             Homes Rfdg Ser A .........................         5.850   10/01/27        1,000,180
  1,000   Beaumont, CA Fin Auth Loc Agy Ser A .........         5.600   09/01/25          933,350
  2,000   Beaumont, CA Fin Auth Loc Agy Ser A .........         5.650   09/01/30        1,822,760
  2,000   Beaumont, CA Fin Auth Loc Agy Ser A .........         5.700   09/01/35        1,808,920
  1,000   Beaumont, CA Fin Auth Loc Agy Ser D .........         5.800   09/01/35          947,040
  1,000   Blythe, CA Redev Agy Proj ...................         5.750   05/01/34          914,170
  1,000   California Statewide Cmntys Dev Auth Elder
             Care Alliance Ser A
             (Prerefunded @ 11/15/12) .................         8.250   11/15/32        1,202,950

  2,500   California Statewide Cmntys Dev Auth Rev CA
             Baptist Univ Ser A .......................         5.500   11/01/38        2,216,875
  1,720   California Statewide Cmntys Dev Auth Rev
             Lancer Ed Student Hsg Proj ...............         5.625   06/01/33        1,523,817
  1,000   California Statewide Cmntys Dev Auth San
             Francisco Art Institute (Acquired
             07/05/02, Cost $1,000,000) (b) ...........         7.375   04/01/32        1,010,070
  2,735   California Statewide Cmntys Dev Auth Spl Tax
             Cmnty Fac Dist 2007-1 Orinda .............         6.000   09/01/29        2,625,627
  2,700   California Statewide Cmntys Dev Auth
             Statewide Cmnty Ser A (c) ................         6.625   09/02/38        2,707,695
  1,000   Chino, CA Cmnty Fac Dist No 03 Impt Area 1 ..         5.700   09/01/29          940,390
  1,500   Corona-Norco, CA Univ Sch Dist Pub Fin Auth
             Spl Tax Rev Ser A ........................         5.800   09/01/35        1,376,520
  1,435   Fairfield, CA Cmnty Fac Dist Spl Tax No
             2007-1 Fairfield Commons .................         6.500   09/01/23        1,420,535
  1,530   Fairfield, CA Cmnty Fac Dist Spl Tax No
             2007-1 Fairfield Commons .................         6.875   09/01/38        1,518,632
  2,000   Fontana, CA Spl Tax Cmnty Fac Dist No 22
             Sierra Hills .............................         6.000   09/01/34        1,988,040
  2,300   Foothill/Eastern Tran Corridor Agy CA Toll Rd
             Rev (MBIA Insd) ..........................             *   01/15/18        1,318,774
  4,150   Golden St Tob Securitization Corp CA Tob
             Settlement Rev Asset Bkd Sr Ser A1 .......         5.750   06/01/47        3,531,774
 30,000   Golden St Tob Securitization Corp CA Tob
             Settlement Rev Enhanced Asset Bkd Ser A
             (BHAR Insd) (d) ..........................         5.000   06/01/45       29,356,200
  1,750   Huntington Beach, CA Cmnty No 2003 1
             Huntington Ctr ...........................         5.800   09/01/23        1,752,975


  2,000   Indio, CA Redev Agy Tax Alloc Sub Merged Proj
             Area Ser B (Prerefunded @ 8/15/14) .......         6.375   08/15/33        2,292,840
    495   Indio, CA Redev Agy Tax Alloc Sub Merged Proj
             Area Ser B (Prerefunded @ 8/15/14) .......         6.500   08/15/34          549,970
  1,000   Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist
             No 4 Ser A ...............................         5.700   09/01/34          906,980
  2,500   Lake Elsinore, CA Spl Tax Cmnty Fac Dist 2
             Area AA ..................................         5.450   09/01/36        2,169,750
  1,000   Lee Lake Wtr Dist CA Cmnty Fac Dist No 1 Spl
             Tax Sycamore Creek .......................         6.000   09/01/33          934,250
  1,365   Millbrae, CA Residential Fac Rev Magnolia of
             Millbrae Proj Ser A (AMT) ................         7.375   09/01/27        1,380,807
  1,000   Murrieta, CA Cmnty Fac Dist No 2 the Oaks
             Impt Area A ..............................         5.900   09/01/27          968,150
  1,000   Murrieta, CA Cmnty Fac Dist No 2 the Oaks
             Impt Area A ..............................         6.000   09/01/34          962,290
  1,000   Murrieta, CA Cmnty Fac Dist No 2 the Oaks
             Impt Area B ..............................         6.000   09/01/27          956,610
  3,000   Northstar Cmnty Svc Dist CA Spl Tax Cmnty Fac
             Dist No 1 ................................         5.450   09/01/28        2,706,060
  1,000   Palmdale, CA Spl Tax Cmnty Fac 03-1
             Anaverde A ...............................         5.350   09/01/30          772,810
  1,100   Palmdale, CA Spl Tax Cmnty Fac 03-1
             Anaverde A ...............................         5.400   09/01/35          832,524
  1,000   Perris, CA Cmnty Fac Dist Spl Tax No 01-2
             Ser A ....................................         6.375   09/01/32        1,000,900
  2,500   Quechan Indian Tribe Ft Yuma Indian
             Reservation CA & Govt Proj ...............         7.000   12/01/27        2,424,600
  2,000   Rancho Cordova Cmnty Fac Dist CA Spl Tax No
             2003 1 Sunridge Anatolia .................         5.500   09/01/37        1,745,580
  2,000   Riverside, CA Univ Sch Dist Tax Cmnty Fac
             Dist 15 Impt Area 1 ......................         5.550   09/01/30        1,797,500

  2,535   Sacramento Cnty, CA Spl Tax Cmnty Fac Dist
             No 05-2 Ser A ............................         6.000   09/01/37        2,384,041
  6,000   San Jose, CA Multi-Family Hsg Rev Helzer
             Courts Apt Proj Ser A (AMT) ..............         6.400   12/01/41        5,703,300
  2,000   San Marcos, CA Pub Fac Auth Spl Tax Rev
             Ser A ....................................         5.650   09/01/36        1,899,240
  5,700   Silicon Vly Tob Securitization Auth CA Tob
             Settlement Rev Cap Apprec Turbo Santa
             Clara Ser A ..............................             *   06/01/36          655,272
  4,645   Silicon Vly Tob Securitization Auth CA Tob
             Settlement Rev Cap Apprec Turbo Santa
             Clara Ser A ..............................             *   06/01/41          362,496
  9,000   Silicon Vly Tob Securitization Auth CA Tob
             Settlement Rev Cap Apprec Turbo Santa
             Clara Ser A ..............................             *   06/01/47          437,940
 22,500   Silicon Vly Tob Securitization Auth CA Tob
             Settlement Rev Cap Apprec Turbo Santa
             Clara Ser C ..............................             *   06/01/56          422,550
  7,500   Silicon Vly Tob Securitization Auth CA Tob
             Settlement Rev Cap Apprec Turbo Santa
             Clara Ser D ..............................             *   06/01/56          123,225
  4,550   Sweet Wtr CA Un High Sch Dist Election 2000
             Ser C (FSA Insd) (d) .....................         5.000   08/01/29        4,626,334
  3,000   Temecula, CA Pub Fin Auth Spl Tax Roripaugh
             Cmnty Fac Dist 03-2 ......................         5.500   09/01/36        1,935,990
 35,000   Tobacco Securitization Auth Southn CA Tob
             Settlement Cabs First Sub Ser B ..........             *   06/01/46        1,840,650
 27,200   Tobacco Securitization Auth Southn CA Tob
             Settlement Cabs Second Sub Ser C .........             *   06/01/46        1,305,872

 47,000   Tobacco Securitization Auth Southn CA Tob
             Settlement Cabs Third Sub ................             *   06/01/46        2,022,880
  1,000   Upland, CA Cmnty Fac Dist 2003 San Antonio
             Impt Ser 1A ..............................         5.900   09/01/24        1,005,420
  1,500   Upland, CA Cmnty Fac Dist 2003 San Antonio
             Impt Ser 1A ..............................         6.000   09/01/34        1,500,180
  1,805   Vallejo, CA Ctf Partn Touro Univ
             (Prerefunded @ 6/01/09) ..................         7.250   06/01/16        1,918,354
    905   Vallejo, CA Pub Fin Auth Loc Hiddenbrooke
             Impt Dist Ser A ..........................         5.800   09/01/31          828,075
  1,000   Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring
             Lake .....................................         6.250   09/01/34          982,830
  1,800   Yuba City, CA Redev Agy Tax Proj Ser A ......         6.000   09/01/31        1,712,412
  3,000   Yuba City, CA Redev Agy Tax Proj Ser A ......         6.000   09/01/39        2,814,750
                                                                                   --------------
                                                                                      118,800,726
                                                                                   --------------
          COLORADO 3.0%
  1,060   Beacon Pt Metro Dist CO Ser A ...............         6.125   12/01/25          922,719
  1,005   Beacon Pt Metro Dist CO Ser A ...............         6.250   12/01/35          849,999
  1,000   Bromley Pk Metro Dist CO No 2 Ser B
             (Prerefunded @ 12/01/12) .................         8.050   12/01/32        1,199,770
  1,000   Castle Oaks Metro Dist CO Ltd Tax ...........         6.000   12/01/25          877,830
  1,500   Castle Oaks Metro Dist CO Ltd Tax ...........         6.125   12/01/35        1,233,900
  1,700   Colorado Ed & Cultural Fac Auth Rev Charter
             Sch Brighton Sch Proj ....................         6.000   11/01/36        1,375,980
    570   Colorado Ed & Cultural Fac Auth Rev Charter
             Sch Frontier Academy
             (Prerefunded @ 6/01/11) ..................         7.250   06/01/20          626,829
    980   Colorado Hlth Fac Auth Hlth & Residential
             Care Fac Volunteers of Amer Care Ser A ...         5.300   07/01/37          809,264

  3,000   Colorado Hlth Fac Auth Rev Amern Baptist Home
             Ser A ....................................         5.900   08/01/37        2,625,780
  1,410   Confluence Metro Dist Colo Tax ..............         5.400   12/01/27        1,229,125
  1,000   Confluence Metro Dist Colo Tax ..............         5.450   12/01/34          850,990
  2,000   Copperleaf Metro Dist No 2 CO ...............         5.950   12/01/36        1,580,340
  2,500   Elk Vly, CO Pub Impt Fee Ser A ..............         7.300   09/01/22        2,541,550
  1,150   High Plains Metro Dist CO Ser A .............         6.125   12/01/25          981,191
  2,250   High Plains Metro Dist CO Ser A .............         6.250   12/01/35        1,858,657
    510   Lafayette, CO Indl Dev Rev Rocky Mtn Instr
             Proj Ser A (e) ...........................         6.750   10/01/14          425,422
  1,855   Lafayette, CO Indl Dev Rev Rocky Mtn Instr
             Proj Ser A (AMT) .........................         7.000   10/01/18        1,502,940
  4,405   Lake Creek Affordable Hsg Corp Hsg Proj Rfdg
             Ser A ....................................         6.250   12/01/23        4,459,182
  2,000   Lincoln Pk, CO Metro Dist Rfdg & Impt .......         6.125   12/01/30        2,032,040
  1,665   Lincoln Pk, CO Metro Dist Rfdg & Impt .......         6.200   12/01/37        1,685,613
  2,000   Montezuma Cnty, CO Hosp Dist Hlth Fac
             Enterprise Hosp Rfdg .....................         5.900   10/01/37        1,761,280
    500   Neu Towne, CO Metro Dist (a) ................   7.250/1.800   12/01/34          303,785
  3,500   Northwest CO Metro Dist No 3 Ltd Tax ........         6.125   12/01/25        3,040,590
  1,000   Serenity Ridge, CO Metro Dist No 2 (a) ......   7.500/3.750   12/01/34          750,210
  1,555   Skyland Metro Dist CO Gunnison Cnty Rfdg ....         6.750   12/01/22        1,570,519
  1,000   Southlands Metro Dist No 1 CO
             (Prerefunded @ 12/01/14) .................         7.000   12/01/24        1,184,480
  3,500   Tallgrass Met Dist CO Rfdg & Impt ...........         5.250   12/01/37        2,782,080
  1,000   Vista Ridge Met Dist CO Rfdg Ltd Tax Sub
             Ser B ....................................         6.625   12/01/40          912,490
                                                                                   --------------
                                                                                       41,974,555
                                                                                   --------------
          CONNECTICUT 0.5%
  1,500   Connecticut St Dev Auth Indl Afco Cargo Bdlg
             LLC Proj (AMT) ...........................         8.000   04/01/30        1,534,380
  3,500   Mohegan Tribe Indians CT Pub Impt Priority
             Dist (f) .................................         5.250   01/01/33        2,858,975

  2,000   Mohegan Tribe Indians CT Pub Impt Priority
             Dist (Acquired 09/27/01,
             Cost $1,955,120) (b) .....................         6.250   01/01/31        1,857,900
                                                                                   --------------
                                                                                        6,251,255
                                                                                   --------------
          DELAWARE 0.2%
    850   Sussex Cnty, DE Rev Adj First Mtg Cadbury
             Lewes Ser A ..............................         5.900   01/01/26          782,255
  1,000   Sussex Cnty, DE Rev Adj First Mtg Cadbury
             Lewes Ser A ..............................         6.000   01/01/35          893,940
  1,015   Wilmington, DE Multi-Family Rent Rev Hsg
             Electra Arms Sr Assoc Proj (AMT) .........         6.250   06/01/28          947,705
                                                                                   --------------
                                                                                        2,623,900
                                                                                   --------------
          DISTRICT OF COLUMBIA 0.3%
     85   District of Columbia Prerefunded
             Rfdg Ser A1 (MBIA Insd) (g) ..............         6.500   06/01/10           91,068
  1,000   District of Columbia Rev Methodist Home
             Issue ....................................         6.000   01/01/29          921,010
 13,940   District of Columbia Tob Settlement Fin
             Corp Ser A ...............................             *   06/15/46          725,577
 17,500   District of Columbia Tob Settlement Fin
             Corp Ser B ...............................             *   06/15/46          834,400
 67,660   District of Columbia Tob Settlement Fin Corp
             Ser C ....................................             *   06/15/55        1,375,528
                                                                                   --------------
                                                                                        3,947,583
                                                                                   --------------
          FLORIDA 14.9%
  4,500   Alachua Cnty, FL Indl Dev Rev North FL
             Retirement Vlg ...........................         5.875   11/15/42        3,947,850
    960   Anthem Pk Cmnty Dev Dist FL Cap Impt Rev ....         5.800   05/01/36          795,811
  2,000   Bainebridge Cmnty Dev Dist FL Spl Assmt .....         5.500   05/01/38        1,500,300
  2,465   Bartram Pk Cmnty Dev Dist FL Assmt ..........         5.400   05/01/37        1,895,930
  1,345   Bay Laurel Ctr Cmnty Dev Dist FL Spl Assmt
             Candler ..................................         5.450   05/01/37        1,055,758
  1,500   Beacon Lakes, FL Cmnty Dev FL Spl Assmt
             Ser A ....................................         6.000   05/01/38        1,253,790

  1,500   Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub
             Ser B ....................................         6.200   05/01/38        1,254,255
  1,320   Beeline Cmnty Dev Dist FL Spl Assmt
             Ser A ....................................         7.000   05/01/37        1,229,897
  1,000   Bellalago Ed Fac Benefits Ser A .............         6.000   05/01/33          982,800
    955   Bellalago Ed Fac Benefits Ser B .............         5.800   05/01/34          912,512
  4,205   Bloomingdale, FL Cmnty Dev Dist Spl Assmt
             Rev ......................................         5.875   05/01/36        3,681,393
    955   Bluewaters Cmnty Dev Dist of FL .............         6.000   05/01/35          935,585
  1,780   Boca Raton, FL Hsg Auth Mtg Hsg First Lien
             Banyan Pl Sr Apts Rfdg (Acquired 03/23/06,
             Cost $1,811,556) (b) .....................         5.800   10/01/26        1,567,717
  2,350   Boca Raton, FL Hsg Auth Mtg Hsg First Lien
             Banyan Pl Sr Apts Rfdg (Acquired 03/23/06,
             Cost $2,317,265) (b) .....................         5.900   10/01/36        2,051,644
  2,500   Bonnet Creek Resort Cmnty Dev ...............         7.500   05/01/34        2,545,575
  3,750   Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac
             Rev Hlth First Inc Proj ..................         5.000   04/01/34        3,463,987
  2,000   Brevard Cnty, FL Hlth Fac Auth Residential
             Care Fac Rev Buena Vida Estates Inc ......         6.750   01/01/37        1,947,020
    765   Caribe Palm Cmnty Dev Dist FL Spl Assmt
             Ser A ....................................         5.850   05/01/35          734,469
  3,000   City Ctr Cmnty Dev Dist FL Spl Assmt Rev
             Ser A ....................................         6.000   05/01/38        2,568,330
    810   City Ctr Cmnty Dev Dist FL Spl Assmt Rev
             Ser A ....................................         6.125   05/01/36          715,068
    715   Escambia Cnty, FL Rev ICF/MR Pensacola Care
             Dev Ctr ..................................        10.250   07/01/11          726,547
  2,135   Escambia Cnty, FL Rev ICF/MR Pensacola Care
             Dev Ctr Ser A ............................        10.250   07/01/11        2,169,480
  5,000   Fiddlers Creek Cmnty Dev Dist ...............         6.000   05/01/38        4,221,750
  2,475   Florida Hsg Fin Corp Multi-Family Hsg
             Whistlers Cove Apt Proj (AMT) ............         6.500   01/01/39        2,269,278

  3,565   Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt
             Ser C (AMT) ..............................         6.610   07/01/38        3,572,558
  6,915   Florida Hsg Fin Corp Rev Hsg Cypress Trace
             Apt Ser G (AMT) ..........................         6.600   07/01/38        6,790,876
  4,655   Florida Hsg Fin Corp Rev Hsg Westchase Apt
             Ser B (AMT) ..............................         6.610   07/01/38        4,526,894
  2,450   Gramercy Farms Cmnty Dev Dist FL Spl Assmt
             Ser A1 ...................................         5.250   05/01/39        1,760,350
  2,100   Gramercy Farms Cmnty Dev Dist FL Spl Assmt
             Ser B ....................................         5.100   05/01/14        1,863,687
  4,000   Grand Bay at Doral Cmnty Dev Dist FL
             Ser B ....................................         6.000   05/01/17        3,502,960
 19,750   Halifax Hosp Med Ctr FL Hosp Rev Rfdg & Impt
             Ser A (d) ................................         5.375   06/01/46       17,881,905
  2,430   Hammock Bay Cmnty Dev Dist FL Spl Assmt Rev
             Ser A ....................................         6.125   05/01/35        2,420,231
  1,435   Harbour Isles Cmnty Dev Dist of FL ..........         6.125   05/01/35        1,224,959
  1,450   Hawks Pt Cmnty Dev Dist FL Spl Assmt Hawk's
             Point Cmnty Dev A ........................         5.300   05/01/39        1,050,380
    270   Heritage Harbor Cmnty Dev Dist FL Rev Rec ...         7.750   05/01/23          270,599
    710   Heritage Harbor Cmnty Dev Dist FL Rev Spl
             Assmt Ser A (Prerefunded @ 11/01/08) .....         6.700   05/01/19          720,835
  1,950   Highlands, FL Cmnty Dev Dist Spl Assmt ......         5.550   05/01/36        1,507,155
  3,500   Hillsborough Cnty, FL Hsg Fin Hsg Clipper
             Cove Apt Proj Ser A (AMT) ................         7.375   07/01/40        3,586,065
  4,500   Hillsborough Cnty, FL Indl Dev Auth Indl Dev
             Rev Hlth Fac Univ Cmnty Hosp Ser A .......         5.625   08/15/29        4,308,930
    960   Islands at Doral III Cmnty 2004 Ser A .......         5.900   05/01/35          709,229
  1,000   Islands at Doral NE Cmnty Dev ...............         6.250   05/01/34        1,005,690

  2,200   Jacksonville, FL Econ Dev Commn Hlthcare Fac
             Rev Rfdg FL Proton Therapy Inst A
             (Acquired 08/09/07, Cost
             $2,224,420) (b) ..........................         6.250   09/01/27        2,209,658
  1,485   Kendall Breeze West Cmnty Dev Dist FL Spl
             Assmt (e) ................................         5.875   05/01/34        1,313,007
  1,920   Keys Cove Cmnty Dev Dist FL Assmt Rev .......         5.875   05/01/35        1,849,632
  2,855   Keys Cove Cmnty Dev Dist II FL ..............         5.500   05/01/36        2,242,203
  1,000   Lakeside Landings Cmnty Dev Dist FL Spl Assmt
             Ser A ....................................         5.500   05/01/38          738,240
  2,000   Lakeside Landings Cmnty Dev Dist FL Spl Assmt
             Ser B ....................................         5.250   05/01/13        1,814,380
  4,000   Landmark at Doral Cmnty Dev Dist FL Spl Assmt
             Ser A ....................................         5.500   05/01/38        2,663,840
  2,475   Landmark at Doral Cmnty Dev Dist FL Spl Assmt
             Ser B ....................................         5.200   05/01/15        2,056,032
  2,000   Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
             Cypress Cove Hlthpk Ser A ................         6.750   10/01/32        2,013,300
  1,500   Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee
             Charter Fndtn Ser A ......................         5.250   06/15/27        1,254,975
  1,500   Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee
             Charter Fndtn Ser A ......................         5.375   06/15/37        1,201,545
  3,360   Leon Cnty, FL Ed Fac Auth Rev Southgate
             Residence Hall Rfdg Ser A ................         6.750   09/01/28        3,374,515
  1,220   Lexington Cmnty Dev Dist FL .................         6.125   05/01/34        1,146,312
  2,330   Meadow Woods Cmnty Dev Dist FL Ser A ........         6.050   05/01/35        1,959,227
  1,000   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
             Sinai Med Ctr FL Proj ....................         5.375   11/15/28          873,860

  2,500   Miami Beach, FL Hlth Fac Auth Hosp Rev Rfdg
             Mt Sinai Med Ctr FL (Acquired 04/26/04,
             Cost $2,411,600) (b) .....................         6.750   11/15/29        2,523,525
  6,000   Miami Dade Cnty, FL Aviation Rev Miami Intl
             Arpt Ser A (AGL Insd) (AMT) (d) ..........         5.250   10/01/33        5,997,999
  2,500   Miami Dade Cnty, FL Aviation Rev Miami Intl
             Arpt Ser A (AGL Insd) (AMT) (d) ..........         5.500   10/01/24        2,499,166
  3,000   Miami Dade Cnty, FL Aviation Rev Miami Intl
             Arpt Ser A (AGL Insd) (AMT) (d) ..........         5.500   10/01/25        2,999,000
  4,565   Miami Dade Cnty, FL Bldg Better Cmntys Prog
             Ser A (AGL Insd) (d) .....................         5.000   07/01/30        4,629,554
  4,710   Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev
             Ser A ....................................         6.000   05/01/24        4,311,298
  1,465   Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev
             Ser A ....................................         6.250   05/01/37        1,325,283
    890   Miromar Lakes Cmnty Dev Dist Rfdg Ser B .....         7.250   05/01/12          886,502
    835   Northern Palm Beach Cnty Impt Dist FL Impt
             Wtr Ctl & Impt Unit Dev No 16 Rfdg .......         7.500   08/01/24          845,755
  1,705   Oak Creek Cmnty Dev Dist FL Spl Assmt .......         5.800   05/01/35        1,500,502
    500   Orange Cnty, FL Hlth Fac Auth Rev First Mtg
             Orlando Lutheran Tower ...................         5.500   07/01/38          417,540
  1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp
             Adventist Hlth Sys
             (Prerefunded @ 11/15/10) .................         6.375   11/15/20        1,087,290
  2,000   Orange Cnty, FL Hlth Fac Auth Rev Westminster
             Cmnty Care ...............................         6.600   04/01/24        2,012,140
    960   Overoaks, FL Cmnty Dev Dist Cap Impt Rev
             Ser A ....................................         6.125   05/01/35          806,842
  4,935   Palm Coast Pk Cmnty Dev Dist FL Spl Assmt
             Rev ......................................         5.700   05/01/37        3,913,455
    955   Parklands Lee Cmnty Dev Dist FL Spl Assmt
             Ser A ....................................         5.800   05/01/35          815,494
    950   Pine Island Cmnty Dev Dist FL Spl Assmt .....         5.750   05/01/35          804,508
  3,000   Pinellas Cnty, FL Hlth Fac Auth Oaks of
             Clearwtr Proj ............................         6.250   06/01/34        3,017,580

  1,855   Reunion East Cmnty Dev Dist FL Spl Assmt ....         5.800   05/01/36        1,507,688
  1,950   Reunion West Cmnty Dev Dist FL Spl Assmt ....         6.250   05/01/36        1,524,042
    940   Saddlebrook, FL Cmnty Ser A .................         6.900   05/01/33          972,242
  1,600   Saint John's Cnty, FL Indl Dev Auth Hlthcare
             Glenmoor Proj Ser A ......................         5.375   01/01/40        1,275,296
    470   Saint John's Cnty, FL Indl Dev Auth Hlthcare
             Glenmoor Saint John's Proj Ser A
             (Prerefunded @ 1/01/10) ..................         8.000   01/01/17          511,332
  2,550   Sarasota Natl Cmnty Dev Dist FL Spl Assmt ...         5.300   05/01/39        1,847,220
  1,895   Silver Palms Cmnty Dev Dist (e) .............         5.900   05/01/34        1,683,310
  1,500   Six Mile Creek Cmnty Dev Dist FL Cap Impt
             Rev ......................................         5.875   05/01/38        1,116,435
  1,300   South Dade Venture Cmnty Dev ................         6.125   05/01/34        1,296,516
  1,460   South Vlg Cmnty Dev Dist FL Cap Impt Rev
             Ser A ....................................         5.700   05/01/35        1,203,478
  1,000   Split Pine Cmnty Dev Dist FL Spl Assmt
             Ser A ....................................         5.250   05/01/39          782,450
  2,000   Sweetwater Creek Cmnty Dev Dist FL Cap Impt
             Rev Ser A ................................         5.500   05/01/38        1,455,020
  3,945   Tisons Landing Cmnty Dev Dist FL Spl Assmt
             Ser A ....................................         5.625   05/01/37        2,731,794
  4,160   Tolomato Cmnty Dev Dist FL Spl Assmt ........         6.650   05/01/40        4,033,952
  1,465   Town Ctr at Palm Coast Cmnty Dev Dist FL Cap
             Impt Rev .................................         6.000   05/01/36        1,231,069
  2,475   Treeline Presv Cmnty Dev Dist FL Spl Assmt
             Ser A ....................................         6.800   05/01/39        2,230,841
  3,790   Turnbull Creek Cmnty Dev Dist FL Spl Assmt ..         5.250   05/01/37        2,786,901
  1,440   Turnbull Creek Cmnty Dev Dist FL Spl Assmt ..         5.800   05/01/35        1,164,989
  1,497   University Square Cmnty Dev Dist FL Cap Impt
             Rev (Acquired 10/07/99,
             Cost $1,497,000) (b) .....................         6.750   05/01/20        1,515,817

  1,970   West Vlgs Impt Dist FL Rev Spl Assmt Unit of
             Dev No 3 .................................         5.500   05/01/37        1,444,936
  3,000   West Vlgs Impt Dist FL Rev West Vlg Imp
             Dist .....................................         5.500   05/01/38        2,193,180
  1,975   Winter Garden Vlg at Fowler Groves Cmnty Dev
             Dist FL Spl ..............................         5.650   05/01/37        1,838,468
    920   World Comm Cmnty Dev Dist Ser A1 ............         6.250   05/01/22          873,798
  1,650   World Comm Cmnty Dev Dist Ser A2 ............         6.125   05/01/35        1,466,141
                                                                                   --------------
                                                                                      206,921,123
                                                                                   --------------
          GEORGIA 1.7%
  1,680   Atlanta, GA Tax Alloc Atlantic Sta Proj
             (Prerefunded @ 12/01/11) .................         7.750   12/01/14        1,882,222
  3,675   Atlanta, GA Tax Alloc Princeton Lakes Proj
             (Acquired 03/10/06, 04/11/07, 04/12/07,
             Cost $3,717,165) (b) .....................         5.500   01/01/31        3,265,421
  2,225   Atlanta, GA Urban Residential Fin Auth
             Multi-Family Rev John Eagan Proj
             Ser A (AMT) ..............................         6.750   07/01/30        2,230,540
  1,000   Effingham Cnty, GA Dev Auth Solfort James
             Proj (AMT) ...............................         5.625   07/01/18          890,500
  1,800   Fulton Cnty, GA Residential Care Canterbury
             Court Proj Ser A .........................         6.000   02/15/22        1,707,624
    650   Fulton Cnty, GA Residential Care Canterbury
             Crt Proj Ser A ...........................         6.125   02/15/34          595,212
  3,500   Fulton Cnty, GA Residential Care Sr Lien RHA
             Asstd Living Ser A .......................         7.000   07/01/29        2,982,315
  1,000   Private Colleges & Univ Auth GA Mercer Hsg
             Corp Proj Ser A ..........................         6.000   06/01/21        1,023,010
  2,930   Renaissance on Peachtree Unit Invt Tr Ctf GA
             Custody Ctfs .............................         6.000   10/01/25        2,406,438
  2,500   Rockdale Cnty, GA Dev Auth Proj Rev Visy
             Paper Proj Ser A (AMT) ...................         6.125   01/01/34        2,418,675

  1,245   Savannah, GA Econ Dev Auth Rev First Mtg
             Marshes of Skidaway A ....................         6.250   01/01/12        1,205,036
  2,245   Savannah, GA Econ Dev Auth Rev First Mtg
             Marshes of Skidaway A ....................         6.850   01/01/19        2,235,885
                                                                                   --------------
                                                                                       22,842,878
                                                                                   --------------
          HAWAII 0.4%
  2,500   Hawaii St Dept Budget & Fin Spl Purp Rev
             Kahala Nui Proj Ser A ....................         8.000   11/15/33        2,715,475
  2,825   Kuakini, HI Hlth Sys Spl Purp Rev Ser A .....         6.375   07/01/32        2,859,211
                                                                                   --------------
                                                                                        5,574,686
                                                                                   --------------
          IDAHO 0.5%
  2,290   Gooding Cnty, ID Indl Dev Corp Solid Waste
             Disp Rev Intrepid Technology & Res Proj
             (AMT) (Acquired 11/03/06, Cost
             $2,290,000) (b) ..........................         7.500   11/01/24        1,892,181
  2,505   Idaho Hlth Fac Auth Rev Rfdg Vly Vista Care
             Corp .....................................         6.125   11/15/37        2,267,551
  3,000   Idaho Hlth Fac Auth Rev Rfdg Vly Vista Care
             Ser A ....................................         7.875   11/15/29        3,267,780
                                                                                   --------------
                                                                                        7,427,512
                                                                                   --------------
          ILLINOIS 10.6%
  2,300   Annawan, IL Tax Increment Rev Patriot
             Renewable Fuels LLC Proj .................         5.625   01/01/18        2,119,289
  1,590   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)
             (Prerefunded @ 1/01/09) (e) ..............             *   01/01/29          532,364
  4,000   Bolingbrook, IL Sales Tax Rev
             Bolingbrook (h) ..........................   0.000/6.250   01/01/24        3,911,600
  1,965   Bolingbrook, IL Spl Svc Area No 01-1
             (Prerefunded @ 7/01/11) ..................         7.375   07/01/31        2,213,022

  1,486   Bolingbrook, IL Spl Svc Area No 1 Spl Tax
             Augusta Vlg Proj (Prerefunded @ 3/01/32)
             (Acquired 11/13/02, Cost
             $1,486,000) (b) ..........................         6.750   03/01/32        1,659,907
  1,665   Bolingbrook, IL Spl Svc Area No 1 Spl Tax
             Augusta Vlg Proj Ser 2004
             (Prerefunded @ 3/01/12) ..................         6.250   03/01/32        1,831,733
  2,000   Bolingbrook, IL Spl Svc Area No 1 Spl Tax
             Forest City Tax Proj (h) .................   0.000/5.900   03/01/27        1,884,480
  1,874   Bolingbrook, IL Spl Svc Area No 3 Spl Tax
             Lakewood Ridge Proj
             (Prerefunded @ 3/01/11) ..................         7.050   03/01/31        2,075,211
    910   Bolingbrook, IL Unrefunded Balance Cap Apprec
             Ser B (MBIA Insd) (e) ....................        *        01/01/29          285,758
    735   Cary, IL Spl Tax Svc Area No 1 Cambridge
             Ser A (Prerefunded @ 3/01/10) ............         7.625   03/01/30          803,752
  1,750   Chicago, IL Increment Alloc Rev Diversey
             Narragansett Proj ........................         7.460   02/15/26        1,776,898
 15,500   Chicago, IL O'Hare Intl Arpt Rev Rfdg Gen
             Arpt Third Lien Ser A2 (FSA Insd)
             (AMT) (d) ................................         5.750   01/01/19       16,015,608
     50   Chicago, IL Proj Rfdg Ser A (MBIA Insd)
             (Prerefunded @ 1/01/11) ..................         5.500   01/01/38           53,412
  4,000   Chicago, IL Spl Assmt Lakeshore East Proj ...         6.625   12/01/22        4,039,160
    600   Chicago, IL Tax Increment Alloc Read Dunning
             Ser B (ACA Insd) .........................         7.250   01/01/14          605,448
  1,925   Chicago, IL Tax Increment Alloc Sub Cent Rev
             Loop Ser A (ACA Insd) ....................         6.500   12/01/08        1,943,364
  3,443   Cortland, IL Spl Tax Rev Sheaffer Sys Proj
             (Acquired 05/02/06, Cost $3,443,000)(b) ..         5.500   03/01/17        3,241,309

  2,000   Deerfield, IL Ed Fac Chicagoland Jewish High
             Sch Proj .................................         6.000   05/01/41        1,853,340
    811   Gilberts, IL Spl Svc Area No 9 Spl Tax Big
             Timber Proj (e)(g) .......................         7.375   03/01/11          868,897
  1,245   Gilberts, IL Spl Svc Area No 9 Spl Tax Big
             Timber Proj (Prerefunded @ 3/01/11) ......         7.750   03/01/27        1,411,593
  1,500   Godfrey, IL Rev Utd Methodist Vlg Ser A .....         5.875   11/15/29        1,111,950
  1,270   Hampshire, IL Spl Svc Area No 16 Spl Tax
             Crown Dev Proj Prairie Ridge Proj Ser A ..         6.000   03/01/46        1,054,024
  2,085   Hampshire, IL Spl Svc Area No 17 Spl Tax
             Crown Dev Proj Oakstead Ser A ............         6.000   03/01/45        1,732,301
  2,730   Hampshire, IL Spl Svc Area No 19 Spl Tax
             Crown Dev Prairie Ridge East Ser A .......         6.000   03/01/46        2,265,736
  2,700   Hoopeston, IL Hosp Cap Impt Rev Hoopeston
             Cmnty Mem Hosp Impt & Rfdg ...............         6.550   11/15/29        2,484,135
  1,480   Huntley, IL Increment Alloc Rev Huntley Redev
             Proj Ser A ...............................         8.500   12/01/15        1,496,650
  2,000   Illinois Fin Auth Rev Central Baptist Vlg ...         5.375   11/15/39        1,602,920
  4,850   Illinois Fin Auth Rev Christian Homes Inc
             Rfdg Ser A ...............................         5.750   05/15/26        4,320,429
  6,000   Illinois Fin Auth Rev Clare at Wtr Tower Proj
             Ser A ....................................         6.125   05/15/38        5,421,300
  4,500   Illinois Fin Auth Rev Clare Oaks Proj
             Ser A ....................................         6.000   11/15/39        4,011,300
  1,310   Illinois Fin Auth Rev Cmnty Fac Clinic
             Altgeld Proj .............................         8.000   11/15/16        1,317,781
 11,790   Illinois Fin Auth Rev Elmhurst Mem Ser A ....         5.625   01/01/37       11,440,073
  1,000   Illinois Fin Auth Rev Friendship Vlg
             Schaumburg A .............................         5.375   02/15/25          836,720
  2,000   Illinois Fin Auth Rev Friendship Vlg
             Schaumburg A .............................         5.625   02/15/37        1,612,340

   3,000  Illinois Fin Auth Rev Landing at Plymouth Pl
             Proj Ser A ...............................         6.000   05/15/37        2,668,710
   3,300  Illinois Fin Auth Rev Luther Oaks Proj
             Ser A ....................................         6.000   08/15/26        3,083,916
   2,000  Illinois Fin Auth Rev Luther Oaks Proj
             Ser A ....................................         6.000   08/15/39        1,795,060
   1,000  Illinois Fin Auth Rev Montgomery Place
             Proj .....................................         5.500   05/15/26          881,170
   2,500  Illinois Fin Auth Rev Rfdg Fairview Oblig
             Group Ser A ..............................         6.250   08/15/35        2,355,500
   1,500  Illinois Fin Auth Rev Three Crowns Pk Plaza
             Ser A ....................................         5.875   02/15/38        1,313,340
   2,500  Illinois Hlth Fac Auth Rev Decatur Mem
             Hosp .....................................         5.750   10/01/24        2,543,425
     650  Illinois Hlth Fac Auth Rev Loyola Univ Hlth
             Sys Ser A (Prerefunded @ 7/01/11) ........         6.000   07/01/21          701,617
   1,200  Illinois Hlth Fac Auth Rev Lutheran Sr
             Ministries Oblig Ser A
             (Prerefunded @ 8/15/11) ..................         7.375   08/15/31        1,355,832
     250  Illinois Hlth Fac Auth Rev Rfdg Ser A .......         6.200   08/15/23          239,418
   1,125  Illinois Hlth Fac Auth Rev Rfdg Ser A .......         6.400   08/15/33        1,072,474
     400  Illinois Hlth Fac Auth Rev Silver Cross .....         5.500   08/15/19          405,580
      80  Lake, Cook, Kane & McHenry Cntys, IL Cmnty
             Unit Sch Dist No 22 (FGIC Insd) ..........         5.750   12/01/19           83,920
   2,172  Manhattan, IL No 04 -1 Brookstone Springs
             Proj .....................................         6.100   03/01/35        2,007,015
     981  Minooka, IL Spl Assmt Impt Lakewood Trails
             Unit 2 Proj ..............................         6.375   03/01/34          962,675
   1,180  Montgomery, IL Spl Assmt Impt Lakewood Creek
             Proj (Prerefunded @ 3/01/11) .............         7.750   03/01/30        1,331,382
   2,973  Pingree Grove, IL Spl Svc Area No 2 Spl Tax
             Cambridge Lakes Proj Ser 05-2 ............         6.000   03/01/35        2,653,343

  2,247   Pingree Grove, IL Spl Svc Area No 7 Spl Tax
             Cambridge Lakes Proj Ser 06-1 ............         6.000   03/01/36        2,002,302
  1,600   Pingree Grove Vlg, IL Rev Cambridge Lakes
             Learning Ctr .............................         6.000   06/01/36        1,418,112
  1,961   Plano, IL Spl Svc Area No 1 Lakewood Springs
             Proj Ser A ...............................         6.200   03/01/34        1,881,893
  1,815   Plano, IL Spl Svc Area No 6 Spl Tax Lakewood
             Springs Club Proj ........................         5.800   03/01/37        1,559,829
  1,370   Quad Cities Reg Econ Dev Auth IL Multi-Family
             Hsg Heritage Woods Moline Slf Proj
             (AMT) ....................................         6.000   12/01/41        1,168,336
  2,095   Regional Tran Auth IL Ser B (AMBAC Insd) ....         8.000   06/01/17        2,684,030
    910   Sterling, IL Rev Hoosier Care Proj Ser A ....         7.125   06/01/34          914,186
  4,000   Upper IL Riv Vy Dev Auth Multi-Family Hsg Rev
             Living Springs Mchenry Slf Proj (AMT) ....         6.100   12/01/41        3,461,720
  1,921   Volo Vlg, IL Spl Svc Area No 3 Symphony
             Meadows Proj Ser 1 .......................         6.000   03/01/36        1,701,046
  3,135   Wheeling, IL Tax Increment Rev N
             Milwaukee/Lake Cook TIF Proj .............         6.000   01/01/25        2,855,264
  2,500   Will-Kankakee Regl Dev Auth IL Multi-Family
             Hsg Rev Sr Estates Supportive Living
             (AMT) ....................................         7.000   12/01/42        2,401,225
  1,405   Yorkville, IL Utd City Business Dist Rev
             Storm Wtr Impt Proj ......................         6.000   01/01/26        1,234,293
    385   Yorkville, IL Utd City Business Dist Rev
             Storm Wtr Impt Proj ......................         6.000   01/01/27          336,925
  5,597   Yorkville, IL Utd City Spl Svc Area Spl Tax
             No 2004-107 Raintree Vlg IL Proj .........         6.250   03/01/35        5,197,094
  1,550   Yorkville, IL Utd City Spl Svc Area Spl Tax
             No 2006-113 Cannonball/Beecher ...........         5.750   03/01/28        1,345,307

  1,923   Yorkville, IL Utd City Spl Svc Area Spl Tax
             No 4 104 MPI Grade Res Proj ..............         6.375   03/01/34        1,657,511
                                                                                   --------------
                                                                                      147,107,254
                                                                                   --------------
          INDIANA 1.6%
  1,835   Indiana Hlth Fac Fin Auth Rev Hoosier Care
             Proj Ser A ...............................         7.125   06/01/34        1,839,954
  6,500   Indiana Hlth Fac Hosp Rev Cmnty Fndtn
             Northwest IN Ser A .......................         6.000   03/01/34        6,382,480
  3,300   Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac
             Fed Ex Corp Proj (GTY Agmt: Federal
             Express Co.) (AMT) .......................         5.100   01/15/17        3,137,904
  2,000   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
             (AMT) ....................................         6.375   11/01/29        2,037,460
  1,785   Portage, IN Spl Impt Dist Rev Marina Shores
             Proj .....................................         6.375   03/01/35        1,389,248
    265   Saint Joseph Cnty, IN Econ Dev Rev Holy Cross
             Vlg Notre Dame Proj A ....................         5.700   05/15/28          235,434
    230   Saint Joseph Cnty, IN Econ Dev Rev Holy Cross
             Vlg Notre Dame Proj A ....................         6.000   05/15/26          215,048
    470   Saint Joseph Cnty, IN Econ Dev Rev Holy Cross
             Vlg Notre Dame Proj A Ser A ..............         6.000   05/15/38          416,998
  2,000   Vigo Cnty, IN Hosp Auth Rev Un Hosp
             Inc (f) ..................................         5.750   09/01/42        1,730,380
  4,000   Vigo Cnty, IN Hosp Auth Rev
             Union Hosp Inc (f) .......................         5.700   09/01/37        3,477,560
  1,500   Vigo Cnty, IN Hosp Auth Rev
             Union Hosp Inc (f) .......................         5.800   09/01/47        1,289,385
                                                                                   --------------
                                                                                       22,151,851
                                                                                   --------------
          IOWA 1.4%
  1,000   Bremer Cnty, IA Retirement Fac Rev Bartels
             Lutheran Ser A ...........................         5.375   11/15/27          879,160
  3,635   Des Moines Iowa Multi-family Hsg Rev Rfdg
             Luther Pk Apts Inc Ser A (Acquired
             04/05/07, Cost $3,635,000) (b)(e) ........         5.300   12/01/36        3,037,951

  2,000   Estherville, IA Hosp Rev Avera Holy Family
             Proj .....................................         6.250   07/01/26        2,061,160
    365   Evansdale, IA Hlthcare Westn Home Proj (e) ..         6.000   11/01/26          339,125
  3,305   Evansdale, IA Hlthcare Westn Home Proj
             Ser A (e) ................................         6.000   11/01/26        3,070,709
    500   Iowa Fin Auth Retirement Cmnty Friendship
             Haven Proj Ser A .........................         5.750   11/15/19          483,965
    500   Iowa Fin Auth Retirement Cmnty Friendship
             Haven Proj Ser A .........................         6.000   11/15/24          485,015
    800   Iowa Fin Auth Retirement Cmnty Friendship
             Haven Proj Ser A .........................         6.125   11/15/32          755,096
    350   Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life
             Cmnty Proj A .............................         5.450   11/01/26          305,571
  1,000   Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life
             Cmnty Proj A .............................         5.550   11/01/41          828,200
  2,250   Iowa Fin Auth Sr Living Fac Rev Deerfield Ret
             Cmnty Inc Ser A ..........................         5.250   11/15/37        1,657,417
  2,300   Jefferson Cnty, IA Hosp Rev Jefferson Cnty
             Hosp Proj Ser C ..........................         5.950   08/01/37        2,186,656
  1,000   Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth
             Ctr Inc Proj .............................         6.150   10/01/36          909,580
  2,000   Pottawattamie Cnty Iowa Rev Rfdg Christian
             Homes Inc Ser E ..........................         5.750   05/15/31        1,721,760
                                                                                   --------------
                                                                                       18,721,365
                                                                                   --------------
          KANSAS 0.4%
  1,000   Olathe, KS Sr Living Fac Rev Catholic Care
             Campus Inc Ser A .........................         6.000   11/15/26          959,660
  1,000   Olathe, KS Sr Living Fac Rev Catholic Care
             Campus Inc Ser A .........................         6.000   11/15/38          916,170
  1,500   Overland Pk, KS Dev Corp Rev First Tier
             Overland Pk Ser A
             (Prerefunded @ 1/01/11) ..................         7.375   01/01/32        1,665,330

  1,570   Overland Pk, KS Trans Dev Dist Spl Assmt
             Grass Creek Proj .........................         5.125   09/01/28        1,349,635
                                                                                   --------------
                                                                                        4,890,795
                                                                                   --------------
          LOUISIANA 1.1%
  3,571   Lakeshore Vlg Master Cmnty Dev Dist LA Spl
             Assmt ....................................         5.250   07/01/17        3,208,615
  1,800   Louisiana Loc Govt Environment Fac Cmnty Dev
             Auth Rev Hlthcare Saint James Place Rfdg
             Ser A (Prerefunded @ 11/01/09) ...........         7.000   11/01/29        1,943,982
  5,850   Louisiana Pub Fac Auth Hosp Rev Rfdg Lake
             Charles Mem Hosp (f) .....................         6.375   12/01/34        5,580,841
  1,500   Louisiana Pub Fac Auth Rev Progressive
             Hlthcare .................................         6.375   10/01/20        1,416,105
  1,000   Louisiana Pub Fac Auth Rev Progressive
             Hlthcare .................................         6.375   10/01/28          919,290
  2,627   Louisiana St Univ & Agric & Mechanical
             College Univ Rev Master Agreement
             (Acquired 11/30/98, Cost
             $2,627,155) (b) ..........................         5.750   10/30/18        2,556,196
                                                                                   --------------
                                                                                       15,625,029
                                                                                   --------------
          MARYLAND 1.7%
  3,000   Baltimore, MD Spl Oblig Spc Oblig Ser A .....         7.000   09/01/38        2,953,320
  4,700   Brunswick, MD Spl Oblg Brunswick Crossing
             Spl Taxing ...............................         5.500   07/01/36        3,798,164
  4,000   Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev
             Auth Ser A ...............................         5.950   07/01/30        3,773,320
    967   Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev
             Auth Ser B ...............................         6.250   07/01/30          910,411
  1,140   Maryland St Econ Dev Corp MD Golf Course Sys
             (Prerefunded @ 6/01/11) ..................         8.250   06/01/28        1,296,533
  1,500   Maryland St Econ Dev Corp Sr Lien Proj
             Chesapeake Bay Ser B .....................         5.250   12/01/31        1,178,925

  1,540   Maryland St Hlth & Higher Ed Calvert Hlth
             Sys ......................................         5.500   07/01/36        1,551,335
  2,000   Maryland St Hlth & Higher Ed Fac Auth Rev
             Washington Cnty Hosp .....................         6.000   01/01/43        1,964,840
  1,500   Maryland St Hlth & Higher Edl Fac Auth Rev
             Washington Christian Academy .............         5.500   07/01/38        1,220,160
  3,000   Montgomery Cnty, MD Econ Dev Editorial Proj
             In Ed Ser A (Acquired 09/28/98, Cost
             $3,000,000) (b) ..........................         6.400   09/01/28        2,325,390
  1,000   Westminster, MD Econ Dev Carroll Lutheran
             Vlg Ser A ................................         6.000   05/01/24          977,450
  1,500   Westminster, MD Econ Dev Carroll Lutheran
             Vlg Ser A ................................         6.250   05/01/34        1,465,110
                                                                                   --------------
                                                                                       23,414,958
                                                                                   --------------
          MASSACHUSETTS 1.8%
  1,000   Massachusetts St Dev Fin Agy Briarwood Ser B
             (Prerefunded @ 12/01/10) .................         8.000   12/01/22        1,124,990
    250   Massachusetts St Dev Fin Agy Rev Evergreen
             Ctr Inc ..................................         5.000   01/01/24          219,935
    500   Massachusetts St Dev Fin Agy Rev Evergreen
             Ctr Inc ..................................         5.500   01/01/35          434,370
  1,820   Massachusetts St Dev Fin Agy Rev Hillcrest Ed
             Ctr Inc ..................................         6.375   07/01/29        1,763,780
  2,815   Massachusetts St Dev Fin Agy Rev Hlthcare Fac
             Alliance Ser A ...........................         7.100   07/01/32        2,839,462
  1,000   Massachusetts St Dev Fin Agy Rev MCHSP Human
             Svc Providers Ser A (Prerefunded @
             7/01/10) .................................         8.000   07/01/20        1,106,430
  3,515   Massachusetts St Dev Fin Agy Rev New England
             Ctr for Children .........................         6.000   11/01/19        3,406,633

  4,960   Massachusetts St Dev Fin Agy Rev Rfdg First
             Mtg Reeds Accd Invt ......................         5.750   10/01/31        4,167,987
  3,100   Massachusetts St Hlth & Ed Fac Auth Rev Civic
             Invt Ser B (Prerefunded @ 12/15/12) ......         9.150   12/15/23        3,834,421
    842   Massachusetts St Hlth & Ed Fac Auth Rev
             Nichols College Issue Ser C ..............         6.000   10/01/17          861,964
  1,000   Massachusetts St Hlth & Ed Fac Auth Rev
             Northn Berkshire Hlth Ser B ..............         6.250   07/01/24          981,680
    465   Massachusetts St Indl Fin Agy Rev First Mtg
             GF/Pilgrim Inc Proj ......................         6.500   10/01/15          425,545
  2,000   Massachusetts St Indl Fin Agy Rev First Mtg
             GF/Pilgrim Inc Proj ......................         6.750   10/01/28        1,741,100
  1,500   Massachusetts St Indl Fin Agy Rev Swr Fac Res
             Ctl Composting (AMT) (Acquired
             08/10/89, Cost $1,500,000) (b) ...........         9.250   06/01/10        1,526,880
                                                                                   --------------
                                                                                       24,435,177
                                                                                   --------------
          MICHIGAN 3.4%
  2,500   Chelsea, MI Econ Dev Corp Rev Utd Methodist
             Retirement Rfdg ..........................         5.400   11/15/27        2,401,200
  9,005   Detroit, MI Sew Disp Rev Frdg Sr Lien Ser C2
             (BHAC Insd) (d) ..........................         5.250   07/01/29        9,331,584
  2,035   East Lansing MI Econ Dev Corp Ltd Oblig Rev
             First Mtg Burcham Hills B1 ...............         5.250   07/01/37        1,678,672
  1,000   Gaylord, MI Hosp Fin Auth Ltd Oblig Rev
             Otsego Mem Hosp Rfdg .....................         6.500   01/01/31          964,010
  1,500   Kent Hosp Fin Auth MI Rev Metro Hosp Proj
             Ser A ....................................         6.250   07/01/40        1,455,645
  1,550   Meridian, MI Econ Dev Corp Ltd Oblig Rev Rfdg
             First Mtg Burcham Hills A1 ...............         5.250   07/01/26        1,427,891

  2,410   Michigan St Hosp Fin Auth Rev Hosp Pontiac
             Osteopathic Rfdg Ser A ...................         6.000   02/01/14        2,411,759
  1,500   Michigan St Hosp Fin Auth Rev Hosp Pontiac
             Osteopathic Rfdg Ser A ...................         6.000   02/01/24        1,500,120
  2,000   Michigan St Hosp Fin Auth Rev Presbyterian
             Vlg Rfdg .................................         5.500   11/15/35        1,690,720
 13,375   Michigan St Hosp Fin Auth Rev
             Rfdg Henry Ford Hlth Sys A (d) ...........         5.250   11/15/46       12,766,210
  1,500   Michigan St Hosp Fin Auth Rev
             Rfdg Presbyterian Vlg ....................         5.250   11/15/25        1,293,735
  8,500   Michigan Tob Settlement Fin Auth
             Tob Settlement Asset Sr Ser A ............         6.000   06/01/48        7,303,200
  5,120   Wenonah Pk Ppty Inc Bay City Hotel Rev Bd ...         7.500   04/01/33        3,145,318
                                                                                   --------------
                                                                                       47,370,064
                                                                                   --------------
          MINNESOTA 6.8%
  2,000   Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
             Ctr Proj (Prerefunded @ 2/01/11) .........         7.750   02/01/31        2,233,000
    700   Aitkin, MN Hlthcare Fac Rev Rfdg Riverwood
             Hlthcare Ctr .............................         5.500   02/01/24          660,443
  2,540   Aitkin, MN Hlthcare Fac Rev Rfdg Riverwood
             Hlthcare Ctr .............................         5.600   02/01/32        2,279,726
  1,000   Cambridge, MN Hsg & Hlthcare Fac Rev
             Grandview West Proj Ser B ................         6.000   10/01/33          937,660
  1,895   Carlton, MN Hlth & Hsg Fac Inter Faith Social
             Svc Inc Proj (Prerefunded @ 4/01/10) .....         7.500   04/01/19        2,058,917
  2,000   Carlton, MN Hlth & Hsg Fac Inter Faith Social
             Svc Inc Proj (Prerefunded @ 4/01/10) .....         7.750   04/01/29        2,197,220
  2,700   Carlton, MN Hlthcare & Hsg Fac Rev Rfdg Inter
             Faith Care Ctr Proj ......................         5.700   04/01/36        2,411,991

  1,500   Columbia Heights, MN Multi-Family & Hlthcare
             Fac Rev Rfdg Crest View Corp Proj A ......         5.700   07/01/42        1,353,870
  2,000   Crookston, MN Hlthcare Fac Rev Rfdg Riverview
             Hlth Proj ................................         5.300   05/01/32        1,722,400
  2,000   Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj
             Ser B ....................................         6.100   10/01/47        1,831,300
  2,250   Cuyuna Range Hosp Dist MN Hlth Fac Gross
             Rev ......................................         5.500   06/01/35        2,133,563
    560   Duluth, MN Econ Dev Auth Hlthcare Fac Rev
             Saint Luke's Hosp ........................         6.000   06/15/12          568,730
  1,500   Duluth, MN Econ Dev Auth Hlthcare Fac Rev
             Saint Luke's Hosp ........................         7.250   06/15/32        1,561,245
  2,000   Glencoe, MN Hlthcare Fac Rev
             (Prerefunded @ 4/01/11) ..................         7.500   04/01/31        2,230,980
  7,385   Minneapolis & Saint Paul MN Metro Arpts Commn
             Arpt Rev Sub Ser B (AMBAC Insd)
             (AMT) (e) ................................         5.000   01/01/23        7,061,906
  6,695   Minneapolis & Saint Paul MN Metro Arpts Commn
             Arpt Rev Sub Ser B (AMBAC Insd)
             (AMT) (e) ................................         5.000   01/01/21        6,453,779
  3,000   Minneapolis, MN Hsg & Hlthcare Fac Rev Rfdg
             Providence Proj Ser A ....................         5.750   10/01/37        2,678,190
  1,400   Minneapolis, MN Student Hsg Rev Riverton
             Cmnty Hsg Proj Ser A .....................         5.600   08/01/26        1,262,758
  3,100   Minneapolis, MN Student Hsg Rev Riverton
             Cmnty Hsg Proj Ser A .....................         5.700   08/01/40        2,681,717
  1,000   Minneapolis, MN Tax Increment Rev Ivy Tower
             Proj .....................................         5.700   02/01/29          907,630
    900   Minnesota Agric & Econ Dev Brd Rev Hlthcare
             Benedictine Proj Ser A ...................         5.500   08/01/23          840,870

    875   Minnesota Agric & Econ Dev Brd Rev Hlthcare
             Benedictine Proj Ser A ...................         5.750   02/01/30          808,885
  3,770   Moorhead, MN Sr Hsg Rev Sheyenne Crossing
             Proj .....................................         5.650   04/01/41        3,330,795
    875   New Ulm, MN Econ Dev Auth Hsg Fac Rev Rfdg
             HADC Ridgeway Proj Ser A (GTY AGMT) ......         5.750   06/01/28          833,140
  2,150   New Ulm, MN Econ Dev Auth Hsg Fac Rev Rfdg
             HADC Ridgeway Proj Ser A (GTY AGMT) ......         6.000   06/01/41        2,056,475
  3,000   North Oaks, MN Sr Hsg Rev Presbyterian Homes
             North Oaks ...............................         6.500   10/01/47        3,000,630
    850   Northwest, MN Multi-Cnty Hsg & Redev Auth
             Govt Hsg Rev Pooled Hsg Prog Rfdg ........         5.250   07/01/26          747,635
  2,340   Northwest, MN Multi-Cnty Hsg & Redev Auth
             Govt Hsg Rev Pooled Hsg Prog Rfdg ........         5.450   07/01/41        1,978,727
  2,500   Northwest, MN Multi-Cnty Hsg & Redev Auth
             Govt Hsg Rev Pooled Hsg Prog Rfdg Ser A ..         6.250   07/01/40        2,382,425
  1,500   Oakdale, MN Rev Sr Hsg Oak Meadows Proj
             Rfdg .....................................         6.250   04/01/34        1,450,500
  2,450   Oronoco, MN Multi-Family Hsg Rev Wedum
             Shorewood Campus Proj Rfdg ...............         5.400   06/01/41        2,129,834
  1,350   Park Rapids, MN Hsg Hlth Fac Cdl Homes
             LLC Proj .................................         5.400   08/01/36        1,162,283
  1,100   Pine City, MN Lease Rev Lakes Intl Language
             Academy Ser A ............................         6.250   05/01/35          992,662
  2,000   Prior Lake, MN Sr Hsg Rev
             Shepards Path Ser B ......................         5.700   08/01/36        1,845,960
  2,000   Prior Lake, MN Sr Hsg Rev
             Shepards Path Ser B ......................         5.750   08/01/41        1,847,700
  1,425   Ramsey, MN Lease Rev Pact
             Charter Sch Proj Ser A ...................         6.750   12/01/33        1,431,384

  1,500   Saint Cloud, MN Hsg & Redev Auth Sterling
             Heights Apt Proj (AMT) ...................         7.550   04/01/39        1,405,920
  2,355   Saint Louis Pk, MN Rev Roitenberg Family
             Asstd Proj Rfdg ..........................         5.700   08/15/41        2,097,740
  1,000   Saint Paul, MN Hsg & Redev Auth Higher Ground
             Academy Rfdg Ser A .......................         6.625   12/01/23        1,009,730
    400   Saint Paul, MN Hsg & Redev Auth Hmong Academy
             Proj Ser A ...............................         5.750   09/01/26          365,260
  3,000   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth
             East Proj ................................         6.000   11/15/30        2,940,090
  2,185   Saint Paul, MN Hsg & Redev Auth Lease Rev
             Hope Cmnty Academy Proj ..................         6.250   12/01/33        2,084,774
  2,000   Saint Paul, MN Hsg & Redev Auth Lse Rev Hmong
             Academy Proj Ser A .......................         6.000   09/01/36        1,810,640
  1,000   Saint Paul, MN Hsg & Redev Auth
             Rfdg Marian Ctr Proj A ...................         5.300   11/01/30          857,740
  3,990   Saint Paul, MN Hsg & Redev Auth
             Rfdg Marian Ctr Proj A ...................         5.375   05/01/43        3,300,648
  1,000   Saint Paul, MN Hsg & Redev Cmnty of Peace
             Academy Proj Ser A
             (Prerefunded @ 12/01/10) .................         7.875   12/01/30        1,131,520
  1,250   Saint Paul, MN Port Auth Lease Rev Hltheast
             Midway Campus 03 Ser A ...................         5.875   05/01/30        1,204,225
    700   Saint Paul, MN Port Auth Lease Rev Hltheast
             Midway Campus 03 Ser B ...................         6.000   05/01/30          686,168
  1,000   Vadnais Heights, MN Lease Rev
             Agric & Food Sciences Ser A ..............         6.375   12/01/24          945,070
  1,000   Vadnais Heights, MN Lease Rev
             Agric & Food Sciences Ser A ..............         6.600   12/01/34          932,230

  1,450   Winona, MN Hlthcare Winona Hlth Ser A .......         6.000   07/01/34        1,468,908
                                                                                   --------------
                                                                                       94,307,593
                                                                                   --------------
          MISSISSIPPI 0.3%
    615   Mississippi Biss Fin Corp Rev
             Bldg Ser 2004 (AMT) ......................         7.250   07/01/34          603,026
  1,800   Mississippi Home Corp Rev Grove
             Apts Proj Ser 1 (AMT) ....................         6.250   04/01/37        1,565,118
  2,000   Mississippi Home Corp Rev
             Kirkwood Apts Proj (AMT) .................         6.800   11/01/37        1,882,900
                                                                                   --------------
                                                                                        4,051,044
                                                                                   --------------
          MISSOURI 3.0%
  1,455   Branson Hills Infrastructure Fac
             Cmnty Impt Dist MO Spl Ser A .............         5.500   04/01/22        1,339,386
  1,500   Branson Hills Infrastructure Fac
             Cmnty Impt Dist MO Spl Ser A .............         5.500   04/01/27        1,317,225
  4,750   Branson, MO Regl Arpt Transn
             Dev Dist Arpt Rev Ser B (AMT) ............         6.000   07/01/37        3,977,697
  1,500   Carthage, MO Hosp Rev .......................         5.875   04/01/30        1,315,425
  8,500   Carthage, MO Hosp Rev .......................         6.000   04/01/38        7,351,820
  1,250   Cole Cnty, MO Indl Dev Auth Sr
             Living Fac Rev Lutheran Sr Svc
             Heisinger Proj ...........................         5.500   02/01/35        1,207,625
    960   Fenton, MO Tax Increment Rev & Impt Gravois
             Bluffs Proj Rfdg
             (Prerefunded @ 10/01/11) .................         7.000   10/01/21        1,078,061
    910   Fenton, MO Tax Increment Rev &
             Impt Gravois Bluffs Proj Rfdg
             (Prerefunded @ 10/01/12) .................         6.125   10/01/21        1,004,895
  1,205   Ferguson, MO Tax Increment Rev
             Crossings at Halls Ferry Proj ............         5.000   04/01/17        1,129,615
  2,000   Kansas City, MO Indl Dev Auth First Mtg
             Bishop Spencer Ser A .....................         6.250   01/01/24        1,935,520
  1,500   Kansas City, MO Indl Dev Auth First Mtg
             Bishop Spencer Ser A .....................         6.500   01/01/35        1,444,170

    960   Kansas City, MO Indl Dev Auth Multi-Family
             Hsg Rev Brentwood Manor Apt Proj Ser B
             (AMT) ....................................         7.250   10/15/38          977,126
  3,000   Kansas City, MO Indl Dev Plaza Lib Proj .....         5.900   03/01/24        2,809,290
  1,710   Kansas City, MO Multi-Family Hsg Rev
             Northwoods Apts Proj Ser A (AMT) .........         6.450   05/01/40        1,706,358
  2,220   Nevada, MO Hosp Rev Nevada Regl Med Ctr
             (Prerefunded @ 10/01/11) .................         6.750   10/01/22        2,481,871
  2,750   Saint Joseph, MO Indl Dev Auth Hlthcare Rev
             Living Cmnty Saint Joseph Proj ...........         7.000   08/15/32        2,633,620
  1,270   Saint Louis Cnty, MO Indl Dev Auth Sr Living
             Fac Rev Saint Andrews Res for Srs Ser A ..         6.375   12/01/30        1,196,454
  1,630   Saint Louis Cnty, MO Indl Dev Auth Sr Living
             Fac Rev Saint Andrews Res for Srs Ser A ..         6.375   12/01/41        1,511,744
  4,615   Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
             (Acquired 01/12/99,
             Cost $4,526,310) (b) .....................         6.500   12/01/28        4,627,414
                                                                                   --------------
                                                                                       41,045,316
                                                                                   --------------
          MONTANA 0.2%
  1,000   Montana Fac Fin Auth Rev Sr Living Saint
             Johns Lutheran Ser A .....................         6.000   05/15/25          943,750
  2,000   Montana Fac Fin Auth Rev Sr Living Saint
             Johns Lutheran Ser A .....................         6.125   05/15/36        1,872,200
                                                                                   --------------
                                                                                        2,815,950
                                                                                   --------------
          NEVADA 1.8%
 10,560   Clark Cnty, NV Sch Dist Ltd Tax
             Bldg Ser A (d) ...........................         5.000   06/15/24       10,945,511
  2,400   Director St NV Dept Business & Industry Las
             Vegas Monorail Proj Second Tier ..........         7.375   01/01/40          718,128

  3,000   Henderson, NV Hlthcare Fac Rev
             Catholic Hlthcare West Ser A .............         5.625   07/01/24        3,031,140
  3,600   Henderson, NV Loc Impt Dist No T-18 .........         5.300   09/01/35        2,441,160
    975   Las Vegas, NV Loc Impt Bds Spl Impt Dist
             No 607 ...................................         6.000   06/01/19          869,534
  5,425   Reno, NV Redev Agy Tax Alloc Sub Lien
             Ser C ....................................         5.400   06/01/27        4,524,504
  1,000   Sparks, NV Loc Impt Dists Ltd Oblig Dist
             No 3 (c) .................................         6.500   09/01/20          970,090
  2,000   Sparks, NV Loc Impt Dists Ltd
             Oblig Dist No 3 (c) ......................         6.750   09/01/27        1,924,000
                                                                                   --------------
                                                                                       25,424,067
                                                                                   --------------
          NEW HAMPSHIRE 0.3%
  1,500   New Hampshire Hlth & Ed Fac Auth Rev Hlthcare
             Sys Covenant Hlth ........................         5.500   07/01/34        1,415,025
  1,690   New Hampshire Hlth & Ed Fac Auth Rev
             Huntington at Nashua Ser A ...............         6.875   05/01/33        1,725,558
  1,500   New Hampshire Hlth & Ed Fac Speare Mem
             Hosp .....................................         5.875   07/01/34        1,449,630
                                                                                   --------------
                                                                                        4,590,213
                                                                                   --------------
          NEW JERSEY 1.9%
  1,000   Middlesex Cnty, NJ Pollutn Ctl
             Amerada Rfdg .............................         6.050   09/15/34          978,040
  1,200   New Jersey Econ Dev Auth Econ Dev Rev Kullman
             Assoc Proj Ser A (AMT) ...................         6.125   06/01/18        1,074,672
  2,500   New Jersey Econ Dev Auth Econ Dev Rev
             Utd Methodist Homes Ser A1 ...............         6.000   07/01/18        2,469,525
  2,000   New Jersey Econ Dev Auth First Mtg Franciscan
             Oaks Proj ................................         5.700   10/01/17        1,966,700
    750   New Jersey Econ Dev Auth First Mtg Seashore
             Gardens Proj .............................         5.300   11/01/26          647,333
    900   New Jersey Econ Dev Auth First Mtg Seashore
             Gardens Proj .............................         5.375   11/01/36          746,973

  1,000   New Jersey Econ Dev Auth Retirement Cmnty
             Rev Ser A (Prerefunded @ 11/15/08) .......         8.125   11/15/18        1,022,110
  1,000   New Jersey Econ Dev Auth Retirement Cmnty
             Rev Ser A (Prerefunded @ 11/15/10) .......         8.000   11/15/15        1,126,260
  1,440   New Jersey Econ Dev Auth Retirement Cmnty
             Rev Ser A (Prerefunded @ 11/15/10) .......         8.125   11/15/23        1,625,746
    710   New Jersey Econ Dev Auth Rev First Mtg Lions
             Gate Proj A ..............................         5.750   01/01/25          665,788
  1,230   New Jersey Econ Dev Auth Rev First Mtg Lions
             Gate Proj A ..............................         5.875   01/01/37        1,101,403
  2,000   New Jersey Econ Dev Auth Rev Sr Living Fac
             Esplanade Bear (AMT) .....................         7.000   06/01/39        1,465,820
  1,500   New Jersey Econ Dev Auth Rev Unrefunded Bal
             Sr Mtg Arbor Ser A .......................         6.000   05/15/28        1,409,685
  3,500   New Jersey Econ Dev Auth Utd Methodist Homes
             NJ Oblig .................................         5.750   07/01/29        3,239,180
    900   New Jersey Hlthcare Fac Fin Auth Rev Avalon
             at Hillsborough Ser A (AMT) ..............         6.375   07/01/25          849,699
    575   New Jersey Hlthcare Fac Fin Auth Rev Avalon
             at Hillsborough Ser A (AMT) ..............         6.625   07/01/35          539,114
  8,840   New Jersey Hlthcare Fac Fin Auth Rev Cap
             Apprec Saint Barnabas Hlth Ser B .........             *   07/01/35        1,328,917
  2,780   New Jersey Hlthcare Fac Fin Auth Rev Cap
             Apprec Saint Barnabas Hlth Ser B .........             *   07/01/36          387,699
    555   New Jersey Hlthcare Fac Fin Auth Rev Raritan
             Bay Med Ctr Issue Rfdg ...................         7.250   07/01/14          555,089
  4,740   New Jersey Hlthcare Fac Fin Auth Rev Saint
             Barnabas Hlthcare Sys Ser B ..............             *   07/01/34          764,183

  3,000   New Jersey Hlthcare Fac Fin Inst
             Inc Cherry Hill Proj .....................         8.000   07/01/27        3,011,220
                                                                                   --------------
                                                                                       26,975,156
                                                                                   --------------
          NEW MEXICO 0.6%
  3,960   Albuquerque, NM Retirement Fac Rev La Vida
             Llena Proj Rfdg Ser B ....................         6.600   12/15/28        3,928,716
  1,505   Cabezon Pub Impt Dist NM Spl Leverage Rev ...         6.000   09/01/24        1,437,742
    976   New Mexico Hsg Auth Region lll Sr Brentwood
             Gardens Apt Ser A (AMT) ..................         6.850   12/01/31        1,000,058
  2,000   New Mexico St Hosp Equip Ln Council Hosp Rev
             Rehoboth Proj Rfdg Ser A .................         5.250   08/15/26        1,668,680
    750   Ventana West Pub Impt Dist NM ...............         6.875   08/01/33          749,940
                                                                                   --------------
                                                                                        8,785,136
                                                                                   --------------
          NEW YORK 4.5%
  1,400   Brookhaven, NY Indl Dev Agy Sr Residential
             Hsg Rev Woodcrest Estates Fac
             Ser A (AMT) ..............................         6.375   12/01/37        1,393,462
  3,245   Dutchess Cnty, NY Indl Dev Agy Saint Francis
             Hosp Rfdg Ser A ..........................         7.500   03/01/29        3,458,326
  1,690   Monroe Cnty, NY Indl Dev Agy Woodland Vlg
             Proj (Prerefunded @ 11/15/10) ............         8.000   11/15/15        1,878,739
 15,400   New York City Indl Dev Agy Rev Liberty 7
             World Trade Ctr Ser A ....................         6.500   03/01/35       15,406,622
 17,780   New York, NY City Indl Dev Agy Rev Liberty 7
             World Trade Ctr Ser A (d) ................         6.250   03/01/15       17,720,704
  2,500   New York St Energy Resh & Dev
             Reg Ribs (i)(j) ..........................         9.435   04/01/20        2,610,425
  5,900   New York St Urban Dev Corp Rev St Fac & Equip
             Sub Ser A-3-B (CIFG Insd) (k)(l) .........        12.000   03/15/33        5,900,000

  2,770   Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev
             Eastn Long Isl Hosp Assoc Ser A
             (Prerefunded @ 1/01/12) ..................         7.750   01/01/22        3,146,249
  1,000   Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev
             Gurwin Jewish Phase II ...................         6.700   05/01/39        1,015,260
  1,445   Suffolk Cnty, NY Indl Dev Agy Cont Care
             Retirement Peconic Landing Ser A .........         8.000   10/01/20        1,551,208
  4,000   Suffolk Cnty, NY Indl Dev Agy Medford Hamlet
             Asstd Living Proj (AMT) ..................         6.375   01/01/39        3,681,960
  1,000   Syracuse, NY Indl Dev Agy Rev First Mtg
             Jewish Home Ser A ........................         7.375   03/01/31        1,036,900
  2,315   Utica, NY Indl Dev Agy Civic Utica
             College Civic Fac ........................         6.750   12/01/21        2,420,796
  1,000   Westchester Cnty, NY Indl Dev Hebrew Hosp Sr
             Hsg Inc Ser A (Prerefunded @ 7/01/10) ....         7.375   07/01/30        1,102,960
                                                                                   --------------
                                                                                       62,323,611
                                                                                   --------------
          NORTH CAROLINA 0.3%
  2,145   North Carolina Med Care Commn Hlthcare Fac
             Rev Pennybyrn at Maryfield Ser A .........         6.125   10/01/35        1,929,663
  2,600   North Carolina Med Care Commn Retirement Fac
             Rev First Mtg Ser A 05 ...................         5.500   10/01/35        2,411,578
                                                                                   --------------
                                                                                        4,341,241
                                                                                   --------------
          NORTH DAKOTA 0.1%
  1,820   Traill Cnty, ND Hlthcare Rev Hillsboro Med
             Ctr ......................................         5.500   05/01/42        1,482,718
                                                                                   --------------
          OHIO 4.2%
  7,200   Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp
             Proj .....................................         6.500   09/01/36        6,021,360
  5,000   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness
             Mem Rfdg Ser A ...........................         7.125   11/15/33        5,113,250

  1,000   Buckeye, OH Tob Settlement Fin Auth Asset Bkd
             Sr Turbo Ser A-2 .........................         5.750   06/01/34          857,720
 16,000   Buckeye, OH Tob Settlement Fin Auth Asset Bkd
             Sr Turbo Ser A-2 .........................         5.875   06/01/30       14,258,400
 15,000   Buckeye, OH Tob Settlement Fin Auth Asset Bkd
             Sr Turbo Ser A-2 .........................         5.875   06/01/47       12,548,400
  2,000   Buckeye, OH Tob Settlement Fin Auth Asset Bkd
             Sr Turbo Ser A-2 .........................         6.000   06/01/42        1,732,680
  3,000   Cleveland-Cuyahoga Cnty, OH Spl Assmt/Tax
             Increment ................................         7.000   12/01/18        3,165,600
  2,000   Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac
             Rev Eliza Jennings Sr Care Ser A .........         6.000   05/15/37        1,790,560
  1,000   Cuyahoga Cnty, OH Hlthcare Fac Franciscan
             Cnty OH Inc Proj Ser C ...................         6.250   05/15/32          971,570
  1,760   Dayton, OH Spl Fac Rev Air Fght Cargo Day LLC
             Proj (AMT) ...............................         6.300   04/01/22        1,598,661
  5,955   Franklin Cnty, OH Hlthcare Fac Rev Impt
             Lutheran Sr City Proj Rfdg (e) ...........         6.125   12/15/28        5,339,074
  1,500   Lucas Cnty, OH Hlthcare & Impt Sunset
             Retirement Rfdg ..........................         6.500   08/15/20        1,545,075
  4,340   Norwood, OH Tax Increment Rev Fin Cornerstone
             at Norwood ...............................         6.200   12/01/31        3,906,477
                                                                                   --------------
                                                                                       58,848,827
                                                                                   --------------
          OKLAHOMA 1.4%
  1,000   Citizen Potawatomi Nation, OK Ser A .........         6.500   09/01/16        1,029,400
    330   Langston, OK Econ Dev Langston Cmnty Dev Corp
             Proj Ser A (g) ...........................         7.000   08/01/10          345,431
  2,000   Oklahoma Cnty, OK Fin Auth Rev Epworth Villa
             Proj Rfdg ................................         6.000   04/01/18        1,975,860
    750   Oklahoma Cnty, OK Fin Auth Rev Epworth Villa
             Proj Rfdg Ser A ..........................         5.700   04/01/25          684,435
  1,250   Oklahoma Cnty, OK Fin Auth Rev Epworth Villa
             Proj Rfdg Ser A ..........................         5.875   04/01/30        1,115,362

  1,000   Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg Ser A ............         7.000   04/01/25        1,003,000
  5,500   Oklahoma Cnty, OK Fin Auth Rev Retirement Fac
             Concordia Ser A ..........................         6.000   11/15/38        4,876,630
  1,500   Oklahoma Cnty, OK Fin Auth Rev Retirement Fac
             Concordia Ser A ..........................         6.125   11/15/25        1,404,795
  4,000   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
             Sys Rfdg Ser A (Prerefunded @ 8/15/09) ...         5.625   08/15/19        4,185,720
  1,065   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
             Sys Rfdg Ser A (Prerefunded @ 8/15/09) ...         5.750   08/15/12        1,115,918
  1,000   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
             Sys Rfdg Ser A (Prerefunded @ 8/15/09) ...         5.750   08/15/15        1,047,810
                                                                                   --------------
                                                                                       18,784,361
                                                                                   --------------
          OREGON 0.7%
  2,145   Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg ....         6.875   08/01/28        2,136,742
  2,400   Multnomah Cnty, OR Hosp Fac Auth Rev
             Terwilliger Plaza Proj Rfdg (Acquired
             12/27/05, Cost $2,344,512) (b) ...........         6.500   12/01/29        2,307,480
  4,788   Oregon St Hlth Hsg Ed & Cultural Fac Auth
             Saint Anthony Vlg Hsg Ser A (AMT) ........         7.250   06/01/28        4,889,186
    910   Oregon St Hlth Hsg Ed Auth OR Baptist
             Retirement Homes Ser A ...................         8.000   11/15/26          910,874
                                                                                   --------------
                                                                                       10,244,282
                                                                                   --------------
          PENNSYLVANIA 5.9%
 15,500   Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
             West PA Ser A ............................         5.375   11/15/40       12,857,870
  1,840   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B
             (Prerefunded @ 11/15/10) .................         9.250   11/15/15        2,093,258

  2,000   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B
             (Prerefunded @ 11/15/10) .................         9.250   11/15/22        2,324,920
  2,000   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B
             (Prerefunded @ 11/15/10) .................         9.250   11/15/30        2,324,920
  1,500   Allegheny Cnty, PA Redev Auth Pittsburgh
             Mills Proj ...............................         5.600   07/01/23        1,440,480
  1,500   Berks Cnty, PA Indl Dev Auth First Mtg Rev
             Rfdg One Douglassville Proj A (AMT) ......         6.125   11/01/34        1,396,410
  1,500   Bucks Cnty, PA Indl Dev Auth Retirement Cmnty
             Rev Ann's Choice Inc Fac Ser A ...........         6.125   01/01/25        1,483,905
  1,250   Bucks Cnty, PA Indl Dev Auth Retirement Cmnty
             Rev Ann's Choice Inc Fac Ser A ...........         6.250   01/01/35        1,208,450
  1,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg
             Hlthcare Fac Chandler ....................         6.200   05/01/19          959,800
  1,800   Bucks Cnty, PA Indl Dev Auth Rev First Mtg
             Hlthcare Fac Chandler ....................         6.300   05/01/29        1,690,218
  1,500   Chester Cnty, PA Hlth & Ed Fac Chester Cnty
             Hosp Ser A ...............................         6.750   07/01/31        1,542,450
  3,000   Dauphin Cnty, PA Gen Auth Rev Office & Pkg
             Riverfront Office ........................         6.000   01/01/25        2,572,200
  1,000   Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton
             Cnty Med Ctr Proj ........................         5.875   07/01/31          933,590
  1,900   Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton
             Cnty Med Ctr Proj ........................         5.900   07/01/40        1,738,006
  1,000   Harrisburg, PA Auth Univ Rev Harrisburg Univ
             of Science Ser A .........................         5.400   09/01/16          991,140
  3,050   Harrisburg, PA Auth Univ Rev Harrisburg Univ
             of Science Ser B .........................         6.000   09/01/36        2,870,599

  2,200   Indiana Cnty, PA Indl Dev Auth PSEG Pwr LLC
             Proj Rfdg (AMT) ..........................         5.850   06/01/27        2,071,432
  1,000   Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr
             Saint Anne's Home ........................         6.625   04/01/28        1,001,110
  1,200   Lehigh Cnty, PA Gen Purp Auth First Mtg Bible
             Fellowship Church ........................         7.625   11/01/21        1,263,012
  3,000   Lehigh Cnty, PA Gen Purp Auth Rev Good
             Shepherd Grp Ser A .......................         5.500   11/01/24        3,042,990
  3,585   Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
             Oblig Grp (e) ............................         6.200   11/01/14        3,540,976
  5,500   Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
             Oblig Grp Rfdg ...........................         6.000   11/01/23        4,890,160
  1,000   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
             Lifepath Inc Proj ........................         6.100   06/01/18          923,230
  4,180   Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
             Rfdg & Impt Montgomery ...................         6.875   04/01/36        4,211,852
  1,085   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
             Whitemarsch Cont Care Proj ...............         6.000   02/01/21        1,031,184
  4,500   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
             Whitemarsh Cont Care Proj ................         6.250   02/01/35        4,112,550
  1,340   Northeastern, PA Hosp & Ed Auth Hlthcare
             Rev ......................................         7.125   10/01/29        1,347,491
  1,665   Northeastern, PA Hosp & Ed Auth Hlthcare Rev
             Oakwood Ter Proj (e)(f) ..................         6.500   10/01/32        1,563,651
  3,750   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
             Reliant Energy Ser B (AMT) (l) ...........         6.750   12/01/36        3,792,450
  1,500   Pennsylvania Econ Dev Fin Auth Reliant Energy
             Ser A (AMT) (l) ..........................         6.750   12/01/36        1,516,980
  3,000   Pennsylvania Econ Dev Fin Auth Reliant Energy
             Seward Ser A (AMT) (l) ...................         6.750   12/01/36        3,033,960

    980   Pennsylvania St Higher Ed Student Assn Inc
             Proj Ser A ...............................         6.750   09/01/32        1,004,294
  2,150   Philadelphia, PA Auth Indl Dev Rev Coml Dev
             Rfdg (AMT) ...............................         7.750   12/01/17        2,151,849
  1,455   Philadelphia, PA Hosp & Higher Ed Fac Auth
             Rev Centralized Comp Human Svc Ser A .....         6.125   01/01/13        1,386,906
  1,500   Westmoreland Cnty, PA Indl Dev Hlthcare Fac
             Redstone Ser B (Prerefunded @ 11/15/10) ..         8.000   11/15/23        1,677,600
                                                                                       ----------
                                                                                       81,991,893
                                                                                       ----------
          RHODE ISLAND 0.3%
  1,825   Rhode Island St Econ Dev Corp Rev Oblig
             Providence Pl ............................         7.250   07/01/20        1,830,621
  2,915   Tobacco Settlement Fin Corp RI Asset Bkd
             Ser A ....................................         6.000   06/01/23        2,840,376
                                                                                       ----------
                                                                                        4,670,997
                                                                                       ----------
          SOUTH CAROLINA 1.3%
  2,500   Lancaster Cnty, SC Assmt Rev Edenmoor Impt
             Dist Ser B (Acquired 05/19/06, Cost
             $2,500,000) (b) ..........................         5.750   12/01/37        2,070,975
  1,700   Lancaster Cnty, SC Assmt Rev Sun City
             Carolina Lakes Impt ......................         5.450   12/01/37        1,340,841
  1,000   Myrtle Beach, SC Tax Increment Myrtle Beach
             Air Force Base Ser A .....................         5.250   11/01/26          849,870
  1,250   Myrtle Beach, SC Tax Increment Myrtle Beach
             Air Force Base Ser A .....................         5.300   11/01/35        1,007,575
  3,000   South Carolina Jobs Econ Dev Auth Econ Dev
             Rev Westminster Impt & Rfdg ..............         5.375   11/15/30        2,451,240
  2,250   South Carolina Jobs Econ Dev Auth Hlth Fac
             Rev First Rfdg First Mtg Wesley Commons ..         5.300   10/01/36        1,820,115
    800   South Carolina Jobs Econ Dev Auth Rev
             Woodlands at Furman Proj Ser A ...........         6.000   11/15/27          741,696
  2,000   South Carolina Jobs Econ Dev Auth Rev
             Woodlands at Furman Proj Ser A ...........         6.000   11/15/37        1,777,920
  1,000   South Carolina Jobs Econ Dev Episcopal Home
             Still Proj Ser A .........................         6.000   05/15/17          977,430

  2,000   South Carolina Jobs Econ Dev First Mtg
             Westley Com Proj
             (Prerefunded @ 10/01/10) .................         7.750   10/01/24        2,252,820
  3,000   Tobacco Settlement Rev Mgmt Auth SC Tob
             Settlement Rev Ser B (Prerefunded @
             5/15/11) .................................         6.375   05/15/28        3,270,450
                                                                                   --------------
                                                                                       18,560,932
                                                                                   --------------
          SOUTH DAKOTA 0.5%
  1,010   Keystone, SD Econ Dev Rev Wtr Quality Mgmt
             Corp A (AMT) (Mun Govt Gtd.) .............         6.000   12/15/18          935,230
  1,750   Sioux Falls, SD Hlth Fac Rev
             Rfdg Dow Rummel Vlg Proj .................         5.000   11/15/33        1,370,652
  4,045   Sioux Falls, SD Multi-Family Rev Rfdg Hsg Inn
             on Westport Proj A1 (Acquired 08/04/06,
             Cost $4,045,000) (b) .....................         6.000   03/01/40        3,484,363
  1,025   Sioux Falls, SD Multi-Family Rev Rfdg Hsg Inn
             on Westport Sub B (Acquired 08/04/06, Cost
             $1,025,000) (b)(e) .......................         7.500   03/01/40          958,898
                                                                                   --------------
                                                                                        6,749,143
                                                                                   --------------
          TENNESSEE 3.3%
  1,675   Blount Cnty, TN Hlth & Ed Fac Brd Rev Rfdg
             Asbury Inc. Ser A ........................         5.125   04/01/23        1,486,814
  3,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg
             Ser B (MBIA Insd)
             (Prerefunded @ 7/01/12) ..................         7.750   07/01/29        3,545,100

  1,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
             First Mtg Mtn St Hlth Rfdg Ser A
             (Prerefunded @ 7/01/12) ..................         7.500   07/01/33        1,174,510
  3,570   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
             First Mtg Mtn St Hlth Ser A ..............         5.500   07/01/36        3,333,880
  1,000   Johnson City, TN Hlth & Ed Fac Brd Retirement
             Fac Rev Appalachian Christian Vlg Proj
             Ser A ....................................         6.250   02/15/32          937,350
  2,230   Memphis, TN Hlth Ed & Hsg Fac Brd
             Multi-Family Hsg Rev Hilldale Apt
             Proj (AMT) ...............................         6.700   11/01/37        2,172,555
  1,750   Shelby Cnty, TN Hlth & Ed Germantown Vlg
             Ser A ....................................         7.000   12/01/23        1,694,682
  2,500   Shelby Cnty, TN Hlth & Ed Germantown Vlg
             Ser A ....................................         7.250   12/01/34        2,460,525
  1,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
             Trezevant Manor Proj Ser A ...............         5.625   09/01/26          941,900
  4,500   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
             Trezevant Manor Proj Ser A ...............         5.750   09/01/37        4,165,380
    800   Shelby Cnty, TN Hlth Ed Hsg Vlg at
             Germantown ...............................         6.250   12/01/34          653,296
  5,700   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
             Rev Wellmont Hlth Sys Proj Ser C .........         5.250   09/01/36        5,150,292
  4,700   Sullivan Cnty, TN Hlth Ed & Hsg First Mtg Fac
             Brd Rev Inc Proj (e) .....................         8.410   11/01/19        4,846,546
 12,000   Tennessee Energy Acqusn Corp Gas Rev
             Ser A (d) ................................         5.250   09/01/22       11,422,199
  2,515   Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
             Ser A (Acquired 06/08/89, Cost
             $2,515,000) (b)(e) .......................        10.000   11/01/19        2,328,563

  1,160   Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
             Ser B (Acquired 06/08/89, Cost
             $1,160,000) (b)(e)(m) ....................        10.000   11/01/20               12
                                                                                   --------------
                                                                                       46,313,604
                                                                                   --------------
          TEXAS 7.2%
    155   Abia Dev Corp TX Arpt Fac Rev Austin Belly
             Port Dev LLC Proj Ser A (AMT) ............         6.250   10/01/08          154,688
  3,000   Abia Dev Corp TX Arpt Fac Rev Austin Belly
             Port Dev LLC Proj Ser A (AMT) ............         6.500   10/01/23        2,762,850
  2,000   Angelina & Neches Riv Auth TX Indl Dev Corp
             Environmental Aspen Pwr LLC Proj Ser A
             (AMT) ....................................         6.500   11/01/29        1,610,440
  1,000   Atlanta, TX Hosp Auth Fac Rev ...............         6.700   08/01/19        1,001,100
  2,035   Atlanta, TX Hosp Auth Fac Rev ...............         6.750   08/01/29        2,035,672
    985   Austin-Bergstorm Landhost Enterprises Inc TX
             Arpt Hotel Sr Ser A ......................         6.750   04/01/27          715,189
    950   Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg
             Rev Woodland Ridge Apt Proj Ser A (AMT) ..         7.000   01/01/39          964,459
  1,825   Dallas Cnty, TX Flood Ctl Dist No 1 Cap
             Apprec Rfdg (Acquired 08/28/89,
             Cost $660,829) (b)(e) ....................             *   08/01/11        1,556,433
  3,445   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg ....         7.250   04/01/32        3,557,927
  2,500   Decatur, TX Hosp Auth Hosp
             Wise Regl Hlth Sys Ser A .................         7.000   09/01/25        2,528,900
  3,500   Decatur, TX Hosp Auth Hosp
             Wise Regl Hlth Sys Ser A .................         7.125   09/01/34        3,569,300
  1,500   Grand Prairie, TX Hsg Fin Corp
             Indpt Sr Living Ctr Rev (a) ..............   7.500/3.750   07/01/17        1,326,255
  3,000   Grand Prairie, TX Hsg Fin Corp
             Indpt Sr Living Ctr Rev (a) ..............   7.750/2.580   01/01/34        2,473,560

  3,000   Houston, TX Hlth Fac Dev Corp Buckingham Sr
             Living Cmnty Ser A
             (Prerefunded @ 2/15/14) ..................         7.125   02/15/34        3,564,930
 17,760   Lower CO River Auth TX Rev
             Rfdg Ser A (FSA Insd) (d) ................         5.875   05/15/14       18,474,218
  7,500   Lower CO River Auth TX Rev
             Rfdg Ser A (FSA Insd) (d) ................         5.875   05/15/15        7,801,612
  1,000   Lubbock, TX Hlth Fac Dev Corp Rev Dev Rfdg
             First Mtg Carillon Proj A ................         6.500   07/01/26          968,610
  5,000   Lubbock, TX Hlth Fac Dev Corp Rev Dev Rfdg
             First Mtg Carillon Proj A ................         6.625   07/01/36        4,854,600
  2,500   Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
             Hlth Sys East TX .........................         5.500   02/15/37        2,288,500
  2,600   Mc Allen TX Indpt Sch Dist Rfdg (PSF
             Gtd) (d) .................................         5.000   02/15/23        2,671,985
  2,735   Mc Allen TX Indpt Sch Dist Rfdg (PSF
             Gtd) (d) .................................         5.000   02/15/24        2,807,591
  2,875   Mc Allen TX Indpt Sch Dist Rfdg (PSF
             Gtd) (d) .................................         5.000   02/15/25        2,943,660
  3,020   Mc Allen TX Indpt Sch Dist Rfdg (PSF
             Gtd) (d) .................................         5.000   02/15/26        3,084,601
  2,210   Meadow Parc Dev Inc TX Multi-Family Rev Hsg
             Meadow Parc Apt Proj .....................         6.500   12/01/30        2,209,912
  2,500   Metropolitan Hlth Fac Dev Corp TX Wilson N
             Jones Mem Hosp Proj ......................         7.250   01/01/31        2,533,075
  1,500   Midlothian, TX Dev Auth Tax Increment
             Contract Rev (Acquired 12/02/04, Cost
             $1,150,000) (b) ..........................         6.200   11/15/29        1,446,765
  2,000   Midlothian, TX Dev Auth Tax Increment
             Contract Rev (Prerefunded @ 5/15/11) .....         7.875   11/15/26        2,282,020

  1,000   Richardson, TX Hosp Auth Rev
             Baylor & Richardson Impt Rfdg ............         5.625   12/01/28          948,250
  2,500   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
             Retirement Fac Northwest Sr Hsg Edgemere
             Proj Ser A ...............................         6.000   11/15/36        2,383,800
    850   Texas St Dept Hsg & Cmnty Affairs Home Mtg
             Rev (GNMA Collateralized) (AMT) ..........         6.900   07/02/24          881,195
  1,675   Texas St Pub Fin Auth Sch Excellence Ed Proj
             Ser A (Acquired 12/02/04, Cost
              $1,654,197) (b) .........................         7.000   12/01/34        1,706,406
  1,500   Texas St Student Hsg Corp MSU Proj Midwestern
             St Univ ..................................         6.500   09/01/34        1,512,315
  2,950   Tomball, TX Hosp Auth Rev Hosp
             Tomball Regl Hosp ........................         6.000   07/01/29        2,952,802
  1,000   Travis Cnty, TX Hlth Fac Dev Corp Retirement
             Fac Rev Querencia Barton Creek Proj ......         5.500   11/15/25          880,140
  2,950   Travis Cnty, TX Hlth Fac Dev Corp Retirement
             Fac Rev Querencia Barton Creek Proj ......         5.650   11/15/35        2,555,290
    905   Wichita Cnty, TX Hlth Fac Rolling Meadows
             Fac Rfdg Ser A ...........................         6.250   01/01/28          871,968
  2,500   Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
             Proj .....................................         7.500   12/01/29        2,313,875
                                                                                   --------------
                                                                                       99,194,893
                                                                                   --------------
          UTAH 0.2%
  1,000   Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (m) ........................         7.800   09/01/15          270,000
    585   Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (m) ........................         7.800   09/01/25          157,950
  1,165   Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (m) ........................         8.000   09/01/20          314,550
  2,275   Utah St Hsg Fin Agy Rev RHA
             Cmnty Svc Proj Ser A .....................         6.875   07/01/27        2,199,083
                                                                                   --------------
                                                                                        2,941,583
                                                                                   --------------

          VERMONT 0.3%
  2,750   Vermont Econ Dev Auth Mtg Rev
             Wake Robin Corp Proj Ser A ...............         5.375   05/01/36        2,315,418
  1,000   Vermont Ed & Hlth Bldg Fin Agy
             Rev Bennington College Proj ..............         6.625   10/01/29          997,610
    525   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
             Dev Mental Hlth Ser A ....................         6.000   12/15/09          540,697
                                                                                   --------------
                                                                                        3,853,725
                                                                                   --------------
          VIRGINIA 1.8%
  4,000   Albemarle Cnty, VA Indl Dev Auth Ed Fac Rev
             Covenant Sch Inc Ser A ...................         7.750   07/15/32        4,255,760
  5,000   Celebrate, VA South Cmnty Dev
             Celebrate VA South Proj ..................         6.250   03/01/37        4,300,750
  2,500   Farms New Kent, VA Cmnty Dev Ser B ..........         5.450   03/01/36        1,888,025
  2,500   Farms New Kent, VA Cmnty Dev Ser C ..........         5.800   03/01/36        1,953,225
  2,500   Henrico Cnty, VA Econ Dev Auth Residential
             Care Fac Rev Utd Methodist Rfdg Ser A ....         6.500   06/01/22        2,539,000
  1,000   New Port Cmnty Dev Auth VA Spl Assmt ........         5.500   09/01/26          821,640
  2,500   New Port Cmnty Dev Auth VA Spl Assmt ........         5.600   09/01/36        1,928,625
  4,000   Peninsula Ports Auth VA Rfdg Residential Care
             Fac Rev VA Baptist Homes Ser C ...........         5.400   12/01/33        3,334,680
  1,500   Peninsula Town Ctr Cmnty Dev
             Auth VA Spl Oblig ........................         6.350   09/01/28        1,380,915
  1,250   Peninsula Town Ctr Cmnty Dev
             Auth VA Spl Oblig ........................         6.450   09/01/37        1,136,875
  4,000   Roanoke Cnty, VA Indl Dev Auth
             Glebe Inc Ser A ..........................         6.300   07/01/35        1,977,200
  1,700   Virginia Small Business Fin Auth Rev Indl Dev
             SIL Clean Wtr Proj (AMT) (m) .............         7.250   11/01/24           55,250
                                                                                   --------------
                                                                                       25,571,945
                                                                                   --------------

          WASHINGTON 1.7%
  2,000   Kalispel Tribe Indians Priority Dist
             WA Rev ...................................         6.750   01/01/38        1,897,960
  1,000   King Cnty, WA Pub Hosp Dist No
             004 Snoqualmie Vly Hosp ..................         7.250   12/01/15       1,030,070
  8,830   Tobacco Settlement Auth WA Tob
             Settlement Rev ...........................         6.625   06/01/32        8,860,552
  7,225   Washington St Hsg Fin Commn Nonprofit Rev
             Custodial Rcpts Wesley Homes Ser A
             (Acquired 05/07/08, Cost
             $7,225,000) (b)(c) .......................        6.200    01/01/36        7,099,646
  1,000   Washington St Hsg Fin Commn Nonprofit Rev
             Skyline at First Hill Proj Ser A .........         5.625   01/01/27          902,620
  4,000   Washington St Hsg Fin Commn Nonprofit Rev
             Skyline at First Hill Proj Ser A .........         5.625   01/01/38        3,473,840
                                                                                   --------------
                                                                                       23,264,688
                                                                                   --------------
          WEST VIRGINIA 0.7%
  2,250   Harrison Cnty, WV Cnty Commn Solid Waste Disp
             Rev Allegheny Energy Rfdg Ser D (AMT) ....         5.500   10/15/37        2,144,565
  8,000   West Virginia St Hosp Fin Auth Hosp Rev
             Thomas Health Sys ........................         6.500   10/01/38        7,869,040
                                                                                   --------------
                                                                                       10,013,605
                                                                                   --------------
          WISCONSIN 1.1%
    800   Baldwin, WI Hosp Rev Mtg Ser A ..............         6.125   12/01/18          762,384
  1,000   Baldwin, WI Hosp Rev Mtg Ser A ..............         6.375   12/01/28          960,830
  1,730   Milwaukee, WI Rev Sr Air Cargo (AMT) ........         6.500   01/01/25        1,716,195
  1,000   Waukesha, WI Redev Auth Hsg Rfdg Sr Kirkland
             Crossings Proj ...........................         5.500   07/01/31          926,910
  1,500   Waukesha, WI Redev Auth Hsg Sr Kirkland
             Crossings Proj Rfdg ......................         5.600   07/01/41        1,379,880
    750   Wisconsin Hlth & Ed Fac
             Eastcastle Pl Inc Proj ...................         6.000   12/01/24          688,027
  2,000   Wisconsin St Hlth & Ed Fac Auth Rev Newcastle
             Place Inc. Ser A .........................         6.150   12/01/37        1,816,900
  1,000   Wisconsin St Hlth & Ed Fac Auth
             Rev Oakwood Vlg Proj Ser A ...............         7.625   08/15/30        1,060,280
  1,500   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty
             Hosp Inc Ser A ...........................         6.750   08/15/34        1,521,945

  1,000   Wisconsin St Hlth & Ed Fac Divine Savior
             Hlthcare Ser C (Prerefunded @ 5/01/12) ...         7.500   05/01/32        1,135,360
  2,000   Wisconsin St Hlth & Ed Fac Fort
             Hlthcare Inc Proj ........................         6.100   05/01/34        1,991,560
  1,500   Wisconsin St Hlth & Ed Fac Southwest Hlth
             Ctr Ser A ................................         6.125   04/01/24        1,453,485
                                                                                   --------------
                                                                                       15,413,756
                                                                                   --------------
          WYOMING 0.3%
  3,000   Sweetwater Cnty, WY Solid Waste Disp Rev FMC
             Corp Proj Rfdg (AMT) .....................         5.600   12/01/35        2,682,630
  1,500   Teton Cnty, WY Hosp Dist Hosp Saint Johns Med
             Ctr ......................................         6.750   12/01/27        1,506,405
                                                                                   --------------
                                                                                        4,189,035
                                                                                   --------------
          PUERTO RICO 0.0%
     75   Puerto Rico Pub Bldgs Auth Rev Govt Fac Ser I
             (Comwth Gtd) (Prerefunded @ 7/01/14) .....         5.250   07/01/33           80,851
                                                                                   --------------
          U.S. VIRGIN ISLANDS 0.1%
  1,000   Virgin Islands Pub Fin Auth Refinery Fac Rev
             Sr Sec Hovensa Refinery (AMT) ............         5.875   07/01/22         973,060
                                                                                   --------------
TOTAL LONG-TERM INVESTMENTS 107.0%
   (Cost $1,595,325,064) .......................................................    1,484,100,390
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS 1.2%
  (Cost $17,300,000) ...........................................................       17,300,000
TOTAL INVESTMENTS  108.2%
   (Cost $1,612,625,064) .......................................................    1,501,400,390
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (8.6%)
   (Cost ($119,695,000))
(119,695) Notes with interest rates ranging from 1.53%
   to 1.70% at June 30, 2008 and
   contractual maturities of collateral
   ranging from 2014 to 2046 (n) ...............................................   $ (119,695,000)
                                                                                   --------------
TOTAL NET INVESTMENTS 99.6%
   (Cost $1,492,930,064) .......................................................    1,381,705,390
OTHER ASSETS IN EXCESS OF LIABILITIES 0.4% .....................................        5,851,140
                                                                                   --------------
NET ASSETS 100.0% ..............................................................   $1,387,556,530
                                                                                   ==============

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(b) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.5% of net assets.

(c)  Security purchased on a when-issued or delayed delivery basis.

(d)  Underlying security related to Inverse Floaters entered into by the Fund.

(e)  The Fund owns 100% of the outstanding bond issuance.

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)  Escrowed to Maturity

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(i)  Floating Rate Coupon

(j)  Inverse Floating Rate

(k) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(l)  Variable Rate Coupon

(m)  Non-income producing security.

(n) Floating rate notes. The interest rates shown reflect the rates in the effect at June 30, 2008.

ACA - American Capital Access

AGL - Assured Guaranty Ltd.

AMBAC - AMBAC Indemnity Corp.

AMT - Alternative Minimum Tax

CIFG - CDC IXIS Financial Guaranty

Comwth - Commonwealth of Puerto Rico

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

GNMA - Government National Mortgage Association

GTY AGMT - Guarantee Agreement

MBIA - Municipal Bond Investors Assurance Corp.

PSF - Public School Fund

BHAC - Berkshire Hathway Assurance comepay

Mun Govt Gtd - Municipal Government Garunteed

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008